EQUITABLE AMERICA VARIABLE ACCOUNT K

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company of America

and the Contractowners of Equitable America Variable Account K

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Equitable America Variable Account K indicated in the table below as of December 31, 2022, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Equitable America Variable Account K as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES(1)	EQ/LOOMIS SAYLES GROWTH(1)
1290 VT DOUBLELINE OPPORTUNISTIC BOND(1)	EQ/MFS INTERNATIONAL GROWTH(1)
1290 VT EQUITY INCOME(1)	EQ/MFS INTERNATIONAL INTRINSIC VALUE(1)
1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/MFS MID CAP FOCUSED GROWTH(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/MFS TECHNOLOGY(1)
1290 VT MULTI-ALTERNATIVE STRATEGIES(4)	EQ/MFS UTILITIES SERIES(1)
1290 VT NATURAL RESOURCES(1)	EQ/MID CAP INDEX(1)
1290 VT REAL ESTATE(4)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
1290 VT SMALL CAP VALUE(1)	EQ/MODERATE ALLOCATION(1)
1290 VT SMARTBETA EQUITY ESG(1)	EQ/MODERATE GROWTH STRATEGY(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/MODERATE-PLUS ALLOCATION(1)
AB VPS GROWTH AND INCOME PORTFOLIO(2)	EQ/MONEY MARKET(1)
AB VPS SMALL/MID CAP VALUE PORTFOLIO(2)	EQ/MORGAN STANLEY SMALL CAP GROWTH(1)
AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO(2)	EQ/PIMCO GLOBAL REAL RETURN(1)
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND(4)	EQ/PIMCO REAL RETURN(1)
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND(1)	EQ/PIMCO TOTAL RETURN ESG(1)
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®(1)	EQ/PIMCO ULTRA SHORT BOND(1)
BLACKROCK GLOBAL ALLOCATION V.I. FUND(4)	EQ/QUALITY BOND PLUS(1)
BNY MELLON STOCK INDEX FUND, INC.(1)	EQ/SMALL COMPANY INDEX(1)
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO(4)	EQ/T. ROWE PRICE GROWTH STOCK(1)
DELAWARE IVY VIP HIGH INCOME(1)	EQ/T. ROWE PRICE HEALTH SCIENCES(1)
EQ/400 MANAGED VOLATILITY(1)	EQ/VALUE EQUITY(1)
EQ/500 MANAGED VOLATILITY(1)	EQ/WELLINGTON ENERGY(1)
EQ/2000 MANAGED VOLATILITY(1)	EQUITABLE CONSERVATIVE GROWTH MF/ETF(1)
EQ/AB SMALL CAP GROWTH(1)	FIDELITY® VIP ASSET MANAGER PORTFOLIO(1)
EQ/AB SUSTAINABLE US THEMATIC(2)	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO(4)
EQ/AGGRESSIVE ALLOCATION(1)	FIDELITY® VIP GROWTH & INCOME PORTFOLIO(1)
EQ/ALL ASSET GROWTH ALLOCATION(1)	FIDELITY® VIP MID CAP PORTFOLIO(1)
EQ/AMERICAN CENTURY MID CAP VALUE(1)	FIDELITY® VIP VALUE PORTFOLIO(4)
EQ/BALANCED STRATEGY(1)	FRANKLIN INCOME VIP FUND(1)
EQ/CAPITAL GROUP RESEARCH(1)	FRANKLIN SMALL CAP VALUE VIP FUND(1)
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG(1)	INVESCO V.I. DIVERSIFIED DIVIDEND FUND(1)
EQ/COMMON STOCK INDEX(1)	INVESCO V.I. GLOBAL CORE EQUITY FUND(1)
EQ/CONSERVATIVE ALLOCATION(1)	INVESCO V.I. HEALTH CARE FUND(1)
EQ/CONSERVATIVE GROWTH STRATEGY(1)	INVESCO V.I. MAIN STREET MID CAP FUND(1)
EQ/CONSERVATIVE STRATEGY(1)	INVESCO V.I. SMALL CAP EQUITY FUND(1)
EQ/CONSERVATIVE-PLUS ALLOCATION(1)	INVESCO V.I. TECHNOLOGY FUND(1)
EQ/CORE BOND INDEX(1)	JANUS HENDERSON BALANCED PORTFOLIO(4)
EQ/CORE PLUS BOND(1)	JANUS HENDERSON ENTERPRISE PORTFOLIO(1)

FSA-2

EQ/EMERGING MARKETS EQUITY PLUS(1)	JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO(1)
EQ/EQUITY 500 INDEX(1)	JANUS HENDERSON MID CAP VALUE PORTFOLIO(1)
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP(1)	JANUS HENDERSON OVERSEAS PORTFOLIO(1)
EQ/FRANKLIN RISING DIVIDENDS(1)	LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO(1)
EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)	MFS® INVESTORS TRUST SERIES(1)
EQ/GOLDMAN SACHS MID CAP VALUE(1)	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(1)
EQ/GROWTH STRATEGY(1)	MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO(1)
EQ/INTERMEDIATE GOVERNMENT BOND(1)	MULTIMANAGER AGGRESSIVE EQUITY(1)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)	MULTIMANAGER CORE BOND(1)
EQ/INTERNATIONAL EQUITY INDEX(1)	MULTIMANAGER TECHNOLOGY(1)
EQ/INTERNATIONAL MANAGED VOLATILITY(1)	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO(1)
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO(3)
EQ/INVESCO COMSTOCK(1)	T. ROWE PRICE EQUITY INCOME PORTFOLIO(1)
EQ/INVESCO GLOBAL(1)	TARGET 2025 ALLOCATION(1)
EQ/INVESCO GLOBAL REAL ASSETS(1)	TARGET 2035 ALLOCATION(1)
EQ/JANUS ENTERPRISE(1)	TARGET 2045 ALLOCATION(1)
EQ/JPMORGAN VALUE OPPORTUNITIES(1)	TARGET 2055 ALLOCATION(1)
EQ/LARGE CAP CORE MANAGED VOLATILITY(1)	TEMPLETON DEVELOPING MARKETS VIP FUND(1)
EQ/LARGE CAP GROWTH INDEX(1)	TEMPLETON GLOBAL BOND VIP FUND(1)
EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)	VANECK VIP EMERGING MARKETS BOND FUND(1)
EQ/LARGE CAP VALUE INDEX(1)	VANECK VIP EMERGING MARKETS FUND(1)
EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)	VANECK VIP GLOBAL RESOURCES FUND(1)
EQ/LAZARD EMERGING MARKETS EQUITY(1)

(1)   Statement of operations for the year ended December 31, 2022 and statement of changes in net assets for the years ended December 31, 2022 and 2021

(2)   Statement of operations and statement of changes in net assets for the period May 23, 2022 (commencement of operations) through December 31, 2022

(3)   Statement of operations and statement of changes in net assets for the period November 14, 2022 (commencement of operations) through December 31, 2022

(4)   Statement of operations for the year ended December 31, 2022, and statement of changes in net assets for the year ended December 31, 2022 and the period June 4, 2021 (commencement of operations) through December 31, 2021

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company of America management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Equitable America Variable Account K based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Equitable America Variable Account K in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 14, 2023

We have served as the auditor of one or more of the variable investment options of Equitable America Variable Account K since 2014.

FSA-3

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2022

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT MULTI- ALTERNATIVE STRATEGIES*
Assets:
Investments in shares of the Portfolios, at fair value	$2,051,185	$2,273,510	$6,125,315	$2,963,386	$57,492,144	$97,228
Receivable for shares of the Portfolios sold	—	—	—	—	1,612	—
Receivable for policy-related transactions	587	391	30,969	328	—	104

Total assets	2,051,772	2,273,901	6,156,284	2,963,714	57,493,756	97,332

Liabilities:
Payable for shares of the Portfolios purchased	438	254	30,969	328	—	—
Payable for policy-related transactions	—	—	—	—	1,612	—

Total liabilities	438	254	30,969	328	1,612	—

Net Assets	$2,051,334	$2,273,647	$6,125,315	$2,963,386	$57,492,144	$97,332

Net Assets:
Accumulation unit values	$2,051,334	$2,273,647	$6,124,008	$2,963,377	$57,421,854	$97,332
Retained by Equitable America in Equitable America Variable Account K	—	—	1,307	9	70,290	—

Total Net Assets	$2,051,334	$2,273,647	$6,125,315	$2,963,386	$57,492,144	$97,332

Investments in shares of the Portfolios, at cost	$2,833,468	$2,646,004	$5,645,171	$3,164,396	$54,154,341	$111,733

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-4

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AB VPS GROWTH AND INCOME PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$2,081,041	$418,064	$3,322,183	$3,867,746	$2,030,392	$115,250
Receivable for shares of the Portfolios sold	—	—	—	—	—	—
Receivable for policy-related transactions	3,564	110	46,687	623	308	36

Total assets	2,084,605	418,174	3,368,870	3,868,369	2,030,700	115,286

Liabilities:
Payable for shares of the Portfolios purchased	3,255	83	46,730	407	266	—
Payable for policy-related transactions	—	—	—	—	—	—

Total liabilities	3,255	83	46,730	407	266	—

Net Assets	$2,081,350	$418,091	$3,322,140	$3,867,962	$2,030,434	$115,286

Net Assets:
Accumulation unit values	$2,081,041	$418,091	$3,321,705	$3,867,962	$2,030,434	$115,286
Retained by Equitable America in Equitable America Variable Account K	309	—	435	—	—	—

Total Net Assets	$2,081,350	$418,091	$3,322,140	$3,867,962	$2,030,434	$115,286

Investments in shares of the Portfolios, at cost	$1,942,195	$475,264	$3,294,418	$4,033,777	$2,259,497	$115,035

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-5

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	AB VPS SMALL/ MID CAP VALUE PORTFOLIO	AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BLACKROCK GLOBAL ALLOCATION V.I. FUND
Assets:
Investments in shares of the Portfolios, at fair value	$33,103	$37,355	$973,212	$6,156,575	$7,387,739	$628,310
Receivable for shares of the Portfolios sold	—	—	—	—	—	—
Receivable for policy-related transactions	10	107	175	1,788	3,492	97

Total assets	33,113	37,462	973,387	6,158,363	7,391,231	628,407

Liabilities:
Payable for shares of the Portfolios purchased	—	86	91	1,348	3,024	26
Payable for policy-related transactions	—	—	—	—	—	—

Total liabilities	—	86	91	1,348	3,024	26

Net Assets	$33,113	$37,376	$973,296	$6,157,015	$7,388,207	$628,381

Net Assets:
Accumulation unit values	$33,113	$37,376	$973,296	$6,157,015	$7,388,207	$628,381
Retained by Equitable America in Equitable America Variable Account K	—	—	—	—	—	—

Total Net Assets	$33,113	$37,376	$973,296	$6,157,015	$7,388,207	$628,381

Investments in shares of the Portfolios, at cost	$33,422	$37,390	$1,090,635	$8,815,196	$8,852,352	$697,098

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-6

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	BNY MELLON STOCK INDEX FUND, INC.	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	DELAWARE IVY VIP HIGH INCOME	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$24,208,342	$165,377	$15,987,364	$1,377,948	$5,481,278	$2,076,418
Receivable for shares of the Portfolios sold	4,196	—	—	—	—	—
Receivable for policy-related transactions	—	1,619	5,462	—	1,753	539

Total assets	24,212,538	166,996	15,992,826	1,377,948	5,483,031	2,076,957

Liabilities:
Payable for shares of the Portfolios purchased	—	1,616	5,039	—	1,581	536
Payable for policy-related transactions	4,196	—	—	—	—	—

Total liabilities	4,196	1,616	5,039	—	1,581	536

Net Assets	$24,208,342	$165,380	$15,987,787	$1,377,948	$5,481,450	$2,076,421

Net Assets:
Accumulation unit values	$24,057,820	$165,380	$15,987,787	$1,377,948	$5,481,450	$2,076,421
Retained by Equitable America in Equitable America Variable Account K	150,522	—	—	—	—	—

Total Net Assets	$24,208,342	$165,380	$15,987,787	$1,377,948	$5,481,450	$2,076,421

Investments in shares of the Portfolios, at cost	$23,629,172	$192,253	$18,589,386	$1,485,851	$5,852,752	$2,574,767

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-7

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/AB SMALL CAP GROWTH*	EQ/AB SUSTAINABLE US THEMATIC*	EQ/AGGRESSIVE ALLOCATION*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$19,993,242	$4,616	$40,035,042	$15,131,795	$23,328,025	$39,028,503
Receivable for shares of the Portfolios sold	—	—	154	—	—	33,839
Receivable for policy-related transactions	10,936	3	1,287	348	26,634	—

Total assets	20,004,178	4,619	40,036,483	15,132,143	23,354,659	39,062,342

Liabilities:
Payable for shares of the Portfolios purchased	11,078	—	—	169	26,609	—
Payable for policy-related transactions	—	—	—	—	—	33,755

Total liabilities	11,078	—	—	169	26,609	33,755

Net Assets	$19,993,100	$4,619	$40,036,483	$15,131,974	$23,328,050	$39,028,587

Net Assets:
Accumulation unit values	$19,992,931	$4,619	$40,036,483	$15,131,974	$23,324,470	$39,028,587
Retained by Equitable America in Equitable America Variable Account K	169	—	—	—	3,580	—

Total Net Assets	$19,993,100	$4,619	$40,036,483	$15,131,974	$23,328,050	$39,028,587

Investments in shares of the Portfolios, at cost	$26,274,162	$4,738	$50,161,946	$18,679,782	$24,121,725	$41,939,244

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-8

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/CAPITAL GROUP RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$7,219,729	$11,306,272	$101,897,214	$4,054,788	$9,835,346	$2,561,388
Receivable for shares of the Portfolios sold	—	—	—	—	—	—
Receivable for policy-related transactions	40,623	2,546	29,373	720	64	—

Total assets	7,260,352	11,308,818	101,926,587	4,055,508	9,835,410	2,561,388

Liabilities:
Payable for shares of the Portfolios purchased	40,076	2,546	29,872	168	64	—
Payable for policy-related transactions	—	—	—	—	—	—

Total liabilities	40,076	2,546	29,872	168	64	—

Net Assets	$7,220,276	$11,306,272	$101,896,715	$4,055,340	$9,835,346	$2,561,388

Net Assets:
Accumulation unit values	$7,173,458	$11,306,013	$101,875,514	$4,055,340	$9,835,346	$2,561,383
Retained by Equitable America in Equitable America Variable Account K	46,818	259	21,201	—	—	5

Total Net Assets	$7,220,276	$11,306,272	$101,896,715	$4,055,340	$9,835,346	$2,561,388

Investments in shares of the Portfolios, at cost	$7,901,175	$13,719,401	$105,652,463	$4,756,533	$11,130,125	$2,898,269

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-9

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*
Assets:
Investments in shares of the Portfolios, at fair value	$7,778,899	$17,920,250	$17,692,902	$1,000,876	$162,552,170	$14,294,696
Receivable for shares of the Portfolios sold	—	7,418	2,063	8	—	—
Receivable for policy-related transactions	74,487	—	—	170	70,096	799

Total assets	7,853,386	17,927,668	17,694,965	1,001,054	162,622,266	14,295,495

Liabilities:
Payable for shares of the Portfolios purchased	113,353	—	—	—	67,122	799
Payable for policy-related transactions	—	7,354	2,793	—	—	—

Total liabilities	113,353	7,354	2,793	—	67,122	799

Net Assets	$7,740,033	$17,920,314	$17,692,172	$1,001,054	$162,555,144	$14,294,696

Net Assets:
Accumulation unit values	$7,740,033	$17,839,558	$17,692,064	$1,001,054	$162,555,144	$14,287,727
Retained by Equitable America in Equitable America Variable Account K	—	80,756	108	—	—	6,969

Total Net Assets	$7,740,033	$17,920,314	$17,692,172	$1,001,054	$162,555,144	$14,294,696

Investments in shares of the Portfolios, at cost	$9,620,314	$19,849,393	$18,883,114	$1,231,936	$148,356,364	$14,192,052

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-10

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/FRANKLIN RISING DIVIDENDS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$19,459,539	$9,440,813	$5,943,849	$67,021,454	$5,312,501	$5,630,105
Receivable for shares of the Portfolios sold	—	—	—	—	—	77,497
Receivable for policy-related transactions	18,759	647	4,782	3,400	—	—

Total assets	19,478,298	9,441,460	5,948,631	67,024,854	5,312,501	5,707,602

Liabilities:
Payable for shares of the Portfolios purchased	18,759	647	3,531	3,382	1,288	—
Payable for policy-related transactions	—	—	—	—	27,975	77,427

Total liabilities	18,759	647	3,531	3,382	29,263	77,427

Net Assets	$19,459,539	$9,440,813	$5,945,100	$67,021,472	$5,283,238	$5,630,175

Net Assets:
Accumulation unit values	$19,459,105	$9,440,537	$5,945,100	$67,021,472	$5,184,174	$5,630,175
Retained by Equitable America in Equitable America Variable Account K	434	276	—	—	99,064	—

Total Net Assets	$19,459,539	$9,440,813	$5,945,100	$67,021,472	$5,283,238	$5,630,175

Investments in shares of the Portfolios, at cost	$15,632,284	$10,480,164	$6,297,182	$71,909,830	$5,788,258	$5,879,214

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-11

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*
Assets:
Investments in shares of the Portfolios, at fair value	$25,029,138	$1,709,745	$5,287,655	$6,754,548	$1,275,546	$9,455,345
Receivable for shares of the Portfolios sold	6,073	—	—	—	—	—
Receivable for policy-related transactions	—	960	559	1,791	299	3,758

Total assets	25,035,211	1,710,705	5,288,214	6,756,339	1,275,845	9,459,103

Liabilities:
Payable for shares of the Portfolios purchased	—	960	559	1,791	25	3,752
Payable for policy-related transactions	4,308	—	—	—	—	—

Total liabilities	4,308	960	559	1,791	25	3,752

Net Assets	$25,030,903	$1,709,745	$5,287,655	$6,754,548	$1,275,820	$9,455,351

Net Assets:
Accumulation unit values	$25,030,903	$1,709,745	$5,287,554	$6,753,752	$1,275,820	$9,454,793
Retained by Equitable America in Equitable America Variable Account K	—	—	101	796	—	558

Total Net Assets	$25,030,903	$1,709,745	$5,287,655	$6,754,548	$1,275,820	$9,455,351

Investments in shares of the Portfolios, at cost	$25,448,977	$1,805,444	$5,600,617	$6,197,762	$1,591,261	$10,132,531

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-12

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$15,905,041	$25,693,648	$4,739,716	$21,569,232	$12,603,193	$14,474,857
Receivable for shares of the Portfolios sold	59,644	—	—	—	—	—
Receivable for policy-related transactions	—	8,396	171	4,413	238	971

Total assets	15,964,685	25,702,044	4,739,887	21,573,645	12,603,431	14,475,828

Liabilities:
Payable for shares of the Portfolios purchased	—	3,995	171	4,413	238	246
Payable for policy-related transactions	59,409	—	—	—	—	—

Total liabilities	59,409	3,995	171	4,413	238	246

Net Assets	$15,905,276	$25,698,049	$4,739,716	$21,569,232	$12,603,193	$14,475,582

Net Assets:
Accumulation unit values	$15,903,196	$25,698,049	$4,738,435	$21,567,403	$12,601,595	$14,475,582
Retained by Equitable America in Equitable America Variable Account K	2,080	—	1,281	1,829	1,598	—

Total Net Assets	$15,905,276	$25,698,049	$4,739,716	$21,569,232	$12,603,193	$14,475,582

Investments in shares of the Portfolios, at cost	$17,131,231	$27,320,923	$5,146,707	$24,708,711	$17,198,336	$14,332,655

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-13

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$9,455,016	$12,831,171	$14,658,031	$29,745,397	$32,359,283	$17,112,901
Receivable for shares of the Portfolios sold	6,517	—	93,881	—	—	—
Receivable for policy-related transactions	—	2,451	—	6,841	13,982	9,455

Total assets	9,461,533	12,833,622	14,751,912	29,752,238	32,373,265	17,122,356

Liabilities:
Payable for shares of the Portfolios purchased	—	1,858	—	6,893	11,445	8,788
Payable for policy-related transactions	6,517	—	93,887	—	—	—

Total liabilities	6,517	1,858	93,887	6,893	11,445	8,788

Net Assets	$9,455,016	$12,831,764	$14,658,025	$29,745,345	$32,361,820	$17,113,568

Net Assets:
Accumulation unit values	$9,400,830	$12,830,657	$14,640,051	$29,744,338	$32,359,956	$17,113,568
Retained by Equitable America in Equitable America Variable Account K	54,186	1,107	17,974	1,007	1,864	—

Total Net Assets	$9,455,016	$12,831,764	$14,658,025	$29,745,345	$32,361,820	$17,113,568

Investments in shares of the Portfolios, at cost	$8,855,888	$15,008,143	$18,622,381	$33,774,538	$33,630,088	$17,427,536

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-14

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$13,163,048	$399,724	$23,168,333	$7,343,252	$52,250,572	$120,140,153
Receivable for shares of the Portfolios sold	—	—	687	2,686	—	9,795
Receivable for policy-related transactions	6,855	48	—	—	54,569	—

Total assets	13,169,903	399,772	23,169,020	7,345,938	52,305,141	120,149,948

Liabilities:
Payable for shares of the Portfolios purchased	5,170	—	—	—	52,618	—
Payable for policy-related transactions	—	—	688	2,686	—	9,795

Total liabilities	5,170	—	688	2,686	52,618	9,795

Net Assets	$13,164,733	$399,772	$23,168,332	$7,343,252	$52,252,523	$120,140,153

Net Assets:
Accumulation unit values	$13,162,980	$399,772	$23,167,171	$7,331,682	$52,252,523	$120,128,960
Retained by Equitable America in Equitable America Variable Account K	1,753	—	1,161	11,570	—	11,193

Total Net Assets	$13,164,733	$399,772	$23,168,332	$7,343,252	$52,252,523	$120,140,153

Investments in shares of the Portfolios, at cost	$16,891,831	$408,990	$24,502,355	$7,411,945	$64,263,305	$132,510,532

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-15

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN ESG*
Assets:
Investments in shares of the Portfolios, at fair value	$118,522,771	$21,662,587	$7,283,189	$680,476	$9,550,200	$20,277,221
Receivable for shares of the Portfolios sold	—	—	—	—	—	7,515
Receivable for policy-related transactions	26,192	—	2,662	1,637	2,733	—

Total assets	118,548,963	21,662,587	7,285,851	682,113	9,552,933	20,284,736

Liabilities:
Payable for shares of the Portfolios purchased	21,429	106,976	2,579	1,592	2,733	—
Payable for policy-related transactions	—	237,311	—	—	—	6,425

Total liabilities	21,429	344,287	2,579	1,592	2,733	6,425

Net Assets	$118,527,534	$21,318,300	$7,283,272	$680,521	$9,550,200	$20,278,311

Net Assets:
Accumulation unit values	$118,527,534	$21,317,017	$7,233,349	$680,521	$9,549,042	$20,278,311
Retained by Equitable America in Equitable America Variable Account K	—	1,283	49,923	—	1,158	—

Total Net Assets	$118,527,534	$21,318,300	$7,283,272	$680,521	$9,550,200	$20,278,311

Investments in shares of the Portfolios, at cost	$147,817,084	$21,663,677	$14,397,628	$879,480	$11,010,461	$24,076,736

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-16

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/VALUE EQUITY*
Assets:
Investments in shares of the Portfolios, at fair value	$11,176,558	$3,287,151	$19,888,691	$33,949,209	$3,688,043	$21,264,632
Receivable for shares of the Portfolios sold	—	—	—	—	—	1,524
Receivable for policy-related transactions	946	2,175	606	12,864	3,032	—

Total assets	11,177,504	3,289,326	19,889,297	33,962,073	3,691,075	21,266,156

Liabilities:
Payable for shares of the Portfolios purchased	946	2,175	607	12,864	2,824	—
Payable for policy-related transactions	—	—	—	—	—	1,524

Total liabilities	946	2,175	607	12,864	2,824	1,524

Net Assets	$11,176,558	$3,287,151	$19,888,690	$33,949,209	$3,688,251	$21,264,632

Net Assets:
Accumulation unit values	$11,176,331	$3,286,146	$19,887,933	$33,945,840	$3,688,251	$21,263,872
Retained by Equitable America in Equitable America Variable Account K	227	1,005	757	3,369	—	760

Total Net Assets	$11,176,558	$3,287,151	$19,888,690	$33,949,209	$3,688,251	$21,264,632

Investments in shares of the Portfolios, at cost	$11,443,985	$3,728,614	$23,224,306	$43,304,823	$4,005,409	$24,632,800

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-17

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/WELLINGTON ENERGY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	FIDELITY® VIP ASSET MANAGER PORTFOLIO	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	FIDELITY® VIP GROWTH & INCOME PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$4,917,783	$9,244,559	$3,616	$391,346	$5,920,995	$10,895,424
Receivable for shares of the Portfolios sold	—	—	—	—	—	—
Receivable for policy-related transactions	317	4,561	—	109	24,255	572

Total assets	4,918,100	9,249,120	3,616	391,455	5,945,250	10,895,996

Liabilities:
Payable for shares of the Portfolios purchased	317	3,803	—	—	24,255	378
Payable for policy-related transactions	—	—	—	—	—	—

Total liabilities	317	3,803	—	—	24,255	378

Net Assets	$4,917,783	$9,245,317	$3,616	$391,455	$5,920,995	$10,895,618

Net Assets:
Accumulation unit values	$4,917,583	$9,245,317	$3,610	$391,455	$5,920,834	$10,895,618
Retained by Equitable America in Equitable America Variable Account K	200	—	6	—	161	—

Total Net Assets	$4,917,783	$9,245,317	$3,616	$391,455	$5,920,995	$10,895,618

Investments in shares of the Portfolios, at cost	$3,834,283	$10,084,421	$3,871	$457,156	$5,659,241	$11,933,293

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-18

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	FIDELITY® VIP VALUE PORTFOLIO	FRANKLIN INCOME VIP FUND	FRANKLIN SMALL CAP VALUE VIP FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. GLOBAL CORE EQUITY FUND	INVESCO V.I. HEALTH CARE FUND
Assets:
Investments in shares of the Portfolios, at fair value	$411,403	$318,176	$4,785,434	$303,617	$890	$62,229
Receivable for shares of the Portfolios sold	—	—	—	—	—	—
Receivable for policy-related transactions	1,754	—	2,778	77	—	26

Total assets	413,157	318,176	4,788,212	303,694	890	62,255

Liabilities:
Payable for shares of the Portfolios purchased	1,645	—	2,635	—	—	—
Payable for policy-related transactions	—	—	—	—	—	—

Total liabilities	1,645	—	2,635	—	—	—

Net Assets	$411,512	$318,176	$4,785,577	$303,694	$890	$62,255

Net Assets:
Accumulation unit values	$411,512	$317,926	$4,785,577	$303,694	$836	$62,255
Retained by Equitable America in Equitable America Variable Account K	—	250	—	—	54	—

Total Net Assets	$411,512	$318,176	$4,785,577	$303,694	$890	$62,255

Investments in shares of the Portfolios, at cost	$434,440	$326,536	$5,251,262	$331,190	$1,004	$65,278

The accompanying notes are an integral part of these financial statements.

FSA-19

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND	JANUS HENDERSON BALANCED PORTFOLIO	JANUS HENDERSON ENTERPRISE PORTFOLIO	JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$1,289,951	$1,643,774	$43,585	$1,213,446	$3,385,361	$23,715
Receivable for shares of the Portfolios sold	—	—	—	—	—	—
Receivable for policy-related transactions	604	1,357	—	96	295	—

Total assets	1,290,555	1,645,131	43,585	1,213,542	3,385,656	23,715

Liabilities:
Payable for shares of the Portfolios purchased	549	1,357	—	—	295	—
Payable for policy-related transactions	—	—	—	—	—	—

Total liabilities	549	1,357	—	—	295	—

Net Assets	$1,290,006	$1,643,774	$43,585	$1,213,542	$3,385,361	$23,715

Net Assets:
Accumulation unit values	$1,290,006	$1,643,730	$43,083	$1,213,542	$3,384,670	$9,217
Retained by Equitable America in Equitable America Variable Account K	—	44	502	—	691	14,498

Total Net Assets	$1,290,006	$1,643,774	$43,585	$1,213,542	$3,385,361	$23,715

Investments in shares of the Portfolios, at cost	$1,663,286	$2,041,353	$69,788	$1,319,612	$3,711,523	$23,235

The accompanying notes are an integral part of these financial statements.

FSA-20

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	JANUS HENDERSON MID CAP VALUE PORTFOLIO	JANUS HENDERSON OVERSEAS PORTFOLIO	LORD ABBETT SERIES FUND-BOND DEBENTURE PORTFOLIO	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$2,983,936	$278,156	$1,643,892	$855,700	$2,982,587	$75,025
Receivable for shares of the Portfolios sold	—	—	—	—	7	—
Receivable for policy-related transactions	768	—	453	23	—	—

Total assets	2,984,704	278,156	1,644,345	855,723	2,982,594	75,025

Liabilities:
Payable for shares of the Portfolios purchased	768	—	295	23	—	—
Payable for policy-related transactions	—	—	—	—	7	—

Total liabilities	768	—	295	23	7	—

Net Assets	$2,983,936	$278,156	$1,644,050	$855,700	$2,982,587	$75,025

Net Assets:
Accumulation unit values	$2,982,608	$278,149	$1,644,050	$855,635	$2,982,555	$75,001
Retained by Equitable America in Equitable America Variable Account K	1,328	7	—	65	32	24

Total Net Assets	$2,983,936	$278,156	$1,644,050	$855,700	$2,982,587	$75,025

Investments in shares of the Portfolios, at cost	$3,025,316	$237,122	$1,904,633	$870,333	$3,647,487	$105,686

The accompanying notes are an integral part of these financial statements.

FSA-21

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	T. ROWE PRICE EQUITY INCOME PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$9,080,389	$12,725,914	$26,963,131	$5,548,367	$12,788	$5,155,353
Receivable for shares of the Portfolios sold	—	1,820	—	—	—	—
Receivable for policy-related transactions	304	—	29,215	2,439	—	373

Total assets	9,080,693	12,727,734	26,992,346	5,550,806	12,788	5,155,726

Liabilities:
Payable for shares of the Portfolios purchased	304	—	29,215	2,439	—	247
Payable for policy-related transactions	—	1,821	—	—	—	—

Total liabilities	304	1,821	29,215	2,439	—	247

Net Assets	$9,080,389	$12,725,913	$26,963,131	$5,548,367	$12,788	$5,155,479

Net Assets:
Accumulation unit values	$9,079,093	$12,723,565	$26,960,855	$5,547,230	$12,788	$5,155,479
Retained by Equitable America in Equitable America Variable Account K	1,296	2,348	2,276	1,137	—	—

Total Net Assets	$9,080,389	$12,725,913	$26,963,131	$5,548,367	$12,788	$5,155,479

Investments in shares of the Portfolios, at cost	$12,630,990	$14,838,443	$37,976,575	$6,056,665	$13,010	$5,304,232

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-22

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND
Assets:
Investments in shares of the Portfolios, at fair value	$728,111	$1,880,603	$2,158,949	$3,380,059	$4,244,013	$11,615,116
Receivable for shares of the Portfolios sold	—	—	—	—	—	—
Receivable for policy-related transactions	—	23,345	—	346	1,282	5,464

Total assets	728,111	1,903,948	2,158,949	3,380,405	4,245,295	11,620,580

Liabilities:
Payable for shares of the Portfolios purchased	—	23,345	—	346	1,225	5,039
Payable for policy-related transactions	—	—	—	—	—	—

Total liabilities	—	23,345	—	346	1,225	5,039

Net Assets	$728,111	$1,880,603	$2,158,949	$3,380,059	$4,244,070	$11,615,541

Net Assets:
Accumulation unit values	$728,111	$1,880,603	$2,158,949	$3,380,042	$4,244,070	$11,615,541
Retained by Equitable America in Equitable America Variable Account K	—	—	—	17	—	—

Total Net Assets	$728,111	$1,880,603	$2,158,949	$3,380,059	$4,244,070	$11,615,541

Investments in shares of the Portfolios, at cost	$916,652	$2,035,147	$2,244,725	$3,346,396	$5,182,091	$13,798,381

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-23

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	VANECK VIP EMERGING MARKETS BOND FUND	VANECK VIP EMERGING MARKETS FUND	VANECK VIP GLOBAL RESOURCES FUND
Assets:
Investments in shares of the Portfolios, at fair value	$40,218	$14,757	$5,421,575
Receivable for shares of the Portfolios sold	—	—	570
Receivable for policy-related transactions	—	—	—

Total assets	40,218	14,757	5,422,145

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—
Payable for policy-related transactions	—	—	570

Total liabilities	—	—	570

Net Assets	$40,218	$14,757	$5,421,575

Net Assets:
Accumulation unit values	$40,218	$14,555	$5,421,564
Retained by Equitable America in Equitable America Variable Account K	—	202	11

Total Net Assets	$40,218	$14,757	$5,421,575

Investments in shares of the Portfolios, at cost	$43,980	$19,289	$4,200,791

The accompanying notes are an integral part of these financial statements.

FSA-24

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

The following table provides the Portfolio shares held by the Variable Investment Options of the Variable Account:

	Share Class**	Portfolio Shares Held

1290 VT CONVERTIBLE SECURITIES	IB	250,317

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	269,910

1290 VT EQUITY INCOME	IA	354,673
1290 VT EQUITY INCOME	IB	872,832

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	255,535

1290 VT GAMCO SMALL COMPANY VALUE	IB	922,356

1290 VT MULTI-ALTERNATIVE STRATEGIES	IB	11,656

1290 VT NATURAL RESOURCES	IB	207,994

1290 VT REAL ESTATE	IB	77,141

1290 VT SMALL CAP VALUE	IB	299,760

1290 VT SMARTBETA EQUITY ESG	IB	256,546

1290 VT SOCIALLY RESPONSIBLE	IA	44
1290 VT SOCIALLY RESPONSIBLE	IB	128,107

AB VPS GROWTH AND INCOME PORTFOLIO	CLASS B	4,064

AB VPS SMALL/MID CAP VALUE PORTFOLIO	CLASS B	2,020

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	CLASS B	1,307

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	CLASS 4	44,766

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	CLASS 4	402,917

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	338,266

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	52,933

BNY MELLON STOCK INDEX FUND, INC.	INITIAL SHARES	418,757

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	8,199

DELAWARE IVY VIP HIGH INCOME	CLASS II	5,669,278

EQ/400 MANAGED VOLATILITY	IB	67,747

EQ/500 MANAGED VOLATILITY	IB	219,920

EQ/2000 MANAGED VOLATILITY	IB	123,167

EQ/AB SMALL CAP GROWTH	IA	327
EQ/AB SMALL CAP GROWTH	IB	1,621,703

EQ/AB SUSTAINABLE US THEMATIC	IB	539

EQ/AGGRESSIVE ALLOCATION	A	—
EQ/AGGRESSIVE ALLOCATION	B	4,603,337

EQ/ALL ASSET GROWTH ALLOCATION	IB	940,109

EQ/AMERICAN CENTURY MID CAP VALUE	IB	1,085,035

EQ/BALANCED STRATEGY	IB	2,778,215

EQ/CAPITAL GROUP RESEARCH	IA	2,327
EQ/CAPITAL GROUP RESEARCH	IB	281,154

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IB	1,086,601

EQ/COMMON STOCK INDEX	IA	41,266
EQ/COMMON STOCK INDEX	IB	2,790,911

The accompanying notes are an integral part of these financial statements.

FSA-25

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Share Class**	Portfolio Shares Held

EQ/CONSERVATIVE ALLOCATION	A	—
EQ/CONSERVATIVE ALLOCATION	B	518,352

EQ/CONSERVATIVE GROWTH STRATEGY	IB	783,977

EQ/CONSERVATIVE STRATEGY	IB	238,990

EQ/CONSERVATIVE-PLUS ALLOCATION	A	2,034
EQ/CONSERVATIVE-PLUS ALLOCATION	B	1,004,710

EQ/CORE BOND INDEX	IA	423,599
EQ/CORE BOND INDEX	IB	1,566,616

EQ/CORE PLUS BOND	B	5,178,113

EQ/EMERGING MARKETS EQUITY PLUS	IB	122,635

EQ/EQUITY 500 INDEX	IB	2,873,353

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	K	36,770
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	318,891

EQ/FRANKLIN RISING DIVIDENDS	IB	478,410

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	678,536

EQ/GOLDMAN SACHS MID CAP VALUE	IB	308,648

EQ/GROWTH STRATEGY	IB	4,055,237

EQ/INTERMEDIATE GOVERNMENT BOND	IA	366,722
EQ/INTERMEDIATE GOVERNMENT BOND	IB	199,610

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	581,379

EQ/INTERNATIONAL EQUITY INDEX	IA	598,465
EQ/INTERNATIONAL EQUITY INDEX	IB	2,141,155

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	139,384

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	4,803
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	447,261

EQ/INVESCO COMSTOCK	IB	342,146

EQ/INVESCO GLOBAL	IB	63,758

EQ/INVESCO GLOBAL REAL ASSETS	IB	658,529

EQ/JANUS ENTERPRISE	IA	1,662
EQ/JANUS ENTERPRISE	IB	865,494

EQ/JPMORGAN VALUE OPPORTUNITIES	IA	72
EQ/JPMORGAN VALUE OPPORTUNITIES	IB	1,403,982

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	499,333

EQ/LARGE CAP GROWTH INDEX	IB	1,375,827

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	2,052
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	545,421

EQ/LARGE CAP VALUE INDEX	IB	1,542,015

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	3,349
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	563,375

EQ/LAZARD EMERGING MARKETS EQUITY	IB	769,359

EQ/LOOMIS SAYLES GROWTH	IB	1,958,519

EQ/MFS INTERNATIONAL GROWTH	IB	4,430,064

The accompanying notes are an integral part of these financial statements.

FSA-26

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Share Class**	Portfolio Shares Held

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	1,138,380

EQ/MFS MID CAP FOCUSED GROWTH	IB	1,171,367

EQ/MFS TECHNOLOGY	IB	638,025

EQ/MFS UTILITIES SERIES	K	1,723
EQ/MFS UTILITIES SERIES	IB	9,258

EQ/MID CAP INDEX	IB	1,678,822

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	24,839
EQ/MID CAP VALUE MANAGED VOLATILITY	IB	462,013

EQ/MODERATE ALLOCATION	A	683
EQ/MODERATE ALLOCATION	B	4,762,512

EQ/MODERATE GROWTH STRATEGY	IB	8,165,934

EQ/MODERATE-PLUS ALLOCATION	A	3,792
EQ/MODERATE-PLUS ALLOCATION	B	13,988,858

EQ/MONEY MARKET	IA	1,862,830
EQ/MONEY MARKET	IB	19,794,016

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	1,355,003

EQ/PIMCO GLOBAL REAL RETURN	IB	93,244

EQ/PIMCO REAL RETURN	IB	891,375

EQ/PIMCO TOTAL RETURN ESG	IB	2,227,644

EQ/PIMCO ULTRA SHORT BOND	IA	510,686
EQ/PIMCO ULTRA SHORT BOND	IB	653,514

EQ/QUALITY BOND PLUS	IA	1,529
EQ/QUALITY BOND PLUS	IB	434,756

EQ/SMALL COMPANY INDEX	IA	151,669
EQ/SMALL COMPANY INDEX	IB	1,858,131

EQ/T. ROWE PRICE GROWTH STOCK	IB	763,333

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	63,015

EQ/VALUE EQUITY	IB	1,140,102

EQ/WELLINGTON ENERGY	IB	1,257,538

EQUITABLE CONSERVATIVE GROWTH MF/ETF	IB	847,602

FIDELITY® VIP ASSET MANAGER PORTFOLIO	INITIAL CLASS	252

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	21,280

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	INITIAL CLASS	12,387
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	SERVICE CLASS 2	241,765

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	349,212

FIDELITY® VIP VALUE PORTFOLIO	SERVICE CLASS 2	25,101

FRANKLIN INCOME VIP FUND	CLASS 2	21,601

FRANKLIN SMALL CAP VALUE VIP FUND	CLASS 2	381,918

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES I	649
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	11,612

INVESCO V.I. GLOBAL CORE EQUITY FUND	SERIES I	111

INVESCO V.I. HEALTH CARE FUND	SERIES I	2,474

The accompanying notes are an integral part of these financial statements.

FSA-27

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Share Class**	Portfolio Shares Held

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	156,738

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	120,600

INVESCO V.I. TECHNOLOGY FUND	SERIES I	3,462

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	28,572

JANUS HENDERSON ENTERPRISE PORTFOLIO	INSTITUTIONAL SHARES	48,654

JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO	INSTITUTIONAL SHARES	474

JANUS HENDERSON MID CAP VALUE PORTFOLIO	SERVICE SHARES	190,789

JANUS HENDERSON OVERSEAS PORTFOLIO	INSTITUTIONAL SHARES	7,221

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	161,166

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	27,019

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	158,144

MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO	CLASS I	13,945

MULTIMANAGER AGGRESSIVE EQUITY	IB	189,885

MULTIMANAGER CORE BOND	IA	897,277
MULTIMANAGER CORE BOND	IB	610,615

MULTIMANAGER TECHNOLOGY	IB	1,180,892

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	791,493

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	CLASS II	437

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	192,006

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO	IB	—

TARGET 2025 ALLOCATION	B	75,720

TARGET 2035 ALLOCATION	B	159,343

TARGET 2045 ALLOCATION	B	174,848

TARGET 2055 ALLOCATION	B	265,332

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	568,902

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	930,698

VANECK VIP EMERGING MARKETS BOND FUND	INITIAL CLASS	5,633

VANECK VIP EMERGING MARKETS FUND	INITIAL CLASS	1,696

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	153,080
VANECK VIP GLOBAL RESOURCES FUND	INITIAL CLASS	44,520

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-28

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Variable Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding
1290 VT CONVERTIBLE SECURITIES+	0.00%	IB	$123.02	6,500
1290 VT CONVERTIBLE SECURITIES	0.00%	IB	$167.79	7,460

1290 VT DOUBLELINE OPPORTUNISTIC BOND+	0.00%	IB	$92.86	12,420
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$98.37	11,389

1290 VT EQUITY INCOME	0.00%	IA	$50.01	35,162
1290 VT EQUITY INCOME+	0.00%	IB	$140.02	1,987
1290 VT EQUITY INCOME	0.00%	IB	$352.63	11,591

1290 VT GAMCO MERGERS & ACQUISITIONS+	0.00%	IB	$107.15	3,703
1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IB	$204.20	12,569

1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$123.25	15,633
1290 VT GAMCO SMALL COMPANY VALUE+	0.00%	IB	$134.95	50,250
1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$561.57	86,747

1290 VT MULTI-ALTERNATIVE STRATEGIES+	0.00%	IB	$86.69	1,123

1290 VT NATURAL RESOURCES+	0.00%	IB	$149.73	13,899

1290 VT REAL ESTATE+	0.00%	IB	$81.08	5,156

1290 VT SMALL CAP VALUE+	0.00%	IB	$150.49	6,859
1290 VT SMALL CAP VALUE	0.00%	IB	$189.09	12,108

1290 VT SMARTBETA EQUITY ESG	0.00%	IB	$128.75	10,000
1290 VT SMARTBETA EQUITY ESG	0.00%	IB	$175.39	14,713

1290 VT SOCIALLY RESPONSIBLE	0.00%	IA	$29.32	24
1290 VT SOCIALLY RESPONSIBLE+	0.00%	IB	$138.15	7,102
1290 VT SOCIALLY RESPONSIBLE	0.00%	IB	$325.71	3,219

AB VPS GROWTH AND INCOME PORTFOLIO+	0.00%	CLASS B	$100.66	1,145

AB VPS SMALL/MID CAP VALUE PORTFOLIO+	0.00%	CLASS B	$96.57	343

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO+	0.00%	CLASS B	$96.99	385

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND+	0.00%	CLASS 4	$90.97	10,699

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND+	0.00%	CLASS 4	$110.03	16,467
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	0.00%	CLASS 4	$166.32	26,125

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®+	0.00%	CLASS 4	$114.25	23,549
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.00%	CLASS 4	$142.53	32,959

BLACKROCK GLOBAL ALLOCATION V.I. FUND+	0.00%	CLASS III	$84.22	7,461

BNY MELLON STOCK INDEX FUND, INC.	0.00%	INITIAL SHARES	$61.76	389,520

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO+	0.00%	CLASS II	$83.13	1,990

DELAWARE IVY VIP HIGH INCOME+	0.00%	CLASS II	$103.82	34,873
DELAWARE IVY VIP HIGH INCOME	0.00%	CLASS II	$133.22	92,832

The accompanying notes are an integral part of these financial statements.

FSA-29

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding

EQ/400 MANAGED VOLATILITY	0.00%	IB	$284.25	4,848

EQ/500 MANAGED VOLATILITY	0.00%	IB	$332.39	16,491

EQ/2000 MANAGED VOLATILITY	0.00%	IB	$235.04	8,834

EQ/AB SMALL CAP GROWTH	0.00%	IA	$43.37	107
EQ/AB SMALL CAP GROWTH+	0.00%	IB	$119.30	37,143
EQ/AB SMALL CAP GROWTH	0.00%	IB	$586.80	26,511

EQ/AB SUSTAINABLE US THEMATIC+	0.00%	IB	$96.85	48

EQ/AGGRESSIVE ALLOCATION	0.00%	A	$19.94	—
EQ/AGGRESSIVE ALLOCATION+	0.00%	B	$122.58	53,256
EQ/AGGRESSIVE ALLOCATION	0.00%	B	$323.60	103,550

EQ/ALL ASSET GROWTH ALLOCATION	0.00%	IB	$25.34	346
EQ/ALL ASSET GROWTH ALLOCATION+	0.00%	IB	$115.56	16,798
EQ/ALL ASSET GROWTH ALLOCATION	0.00%	IB	$195.21	67,529

EQ/AMERICAN CENTURY MID CAP VALUE+	0.00%	IB	$138.19	26,538
EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$343.97	57,148

EQ/BALANCED STRATEGY	0.00%	IB	$185.54	210,312

EQ/CAPITAL GROUP RESEARCH	0.00%	IA	$36.93	1,602
EQ/CAPITAL GROUP RESEARCH	0.00%	IB	$523.46	13,591

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG+	0.00%	IB	$122.23	10,987
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.00%	IB	$384.52	25,911

EQ/COMMON STOCK INDEX	0.00%	IA	$51.96	28,784
EQ/COMMON STOCK INDEX+	0.00%	IB	$137.19	214,935
EQ/COMMON STOCK INDEX	0.00%	IB	$332.03	213,515

EQ/CONSERVATIVE ALLOCATION	0.00%	A	$14.07	—
EQ/CONSERVATIVE ALLOCATION+	0.00%	B	$100.58	5,628
EQ/CONSERVATIVE ALLOCATION	0.00%	B	$167.29	20,855

EQ/CONSERVATIVE GROWTH STRATEGY	0.00%	IB	$167.35	58,772

EQ/CONSERVATIVE STRATEGY	0.00%	IB	$135.20	18,945

EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	A	$15.75	997
EQ/CONSERVATIVE-PLUS ALLOCATION+	0.00%	B	$106.98	11,818
EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	B	$201.94	31,990

EQ/CORE BOND INDEX	0.00%	IA	$16.10	231,427
EQ/CORE BOND INDEX+	0.00%	IB	$97.66	55,047
EQ/CORE BOND INDEX	0.00%	IB	$144.04	60,653

EQ/CORE PLUS BOND+	0.00%	B	$105.64	15,526
EQ/CORE PLUS BOND	0.00%	B	$151.71	105,813

EQ/EMERGING MARKETS EQUITY PLUS+	0.00%	IB	$105.17	9,519

EQ/EQUITY 500 INDEX+	0.00%	IB	$139.89	361,047
EQ/EQUITY 500 INDEX	0.00%	IB	$377.74	296,627

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$346.81	36,795
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	K	$54.98	27,768

EQ/FRANKLIN RISING DIVIDENDS+	0.00%	IB	$145.62	29,766
EQ/FRANKLIN RISING DIVIDENDS	0.00%	IB	$397.15	38,083

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IB	$406.07	23,249

The accompanying notes are an integral part of these financial statements.

FSA-30

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding

EQ/GOLDMAN SACHS MID CAP VALUE+	0.00%	IB	$142.54	17,426
EQ/GOLDMAN SACHS MID CAP VALUE	0.00%	IB	$302.00	11,461

EQ/GROWTH STRATEGY	0.00%	IB	$227.56	294,518

EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IA	$18.08	190,725
EQ/INTERMEDIATE GOVERNMENT BOND+	0.00%	IB	$91.89	4,020
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$123.03	7,782
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$167.63	2,444

EQ/INTERNATIONAL CORE MANAGED VOLATILITY+	0.00%	IB	$113.68	4,128
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.00%	IB	$192.66	26,788

EQ/INTERNATIONAL EQUITY INDEX	0.00%	IA	$16.68	332,370
EQ/INTERNATIONAL EQUITY INDEX+	0.00%	IB	$112.80	57,815
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IB	$168.79	76,810

EQ/INTERNATIONAL MANAGED VOLATILITY	0.00%	IB	$147.02	11,629

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IA	$20.99	2,676
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY+	0.00%	IB	$111.25	6,125
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IB	$198.59	22,912

EQ/INVESCO COMSTOCK+	0.00%	IB	$149.97	5,397
EQ/INVESCO COMSTOCK	0.00%	IB	$357.27	16,638

EQ/INVESCO GLOBAL+	0.00%	IB	$113.54	11,236

EQ/INVESCO GLOBAL REAL ASSETS+	0.00%	IB	$103.35	10,512
EQ/INVESCO GLOBAL REAL ASSETS	0.00%	IB	$195.03	42,908

EQ/JANUS ENTERPRISE	0.00%	IA	$55.55	560
EQ/JANUS ENTERPRISE+	0.00%	IB	$128.78	13,653
EQ/JANUS ENTERPRISE	0.00%	IB	$452.97	31,159

EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IA	$29.13	45
EQ/JPMORGAN VALUE OPPORTUNITIES+	0.00%	IB	$156.74	39,574
EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IB	$572.46	34,053

EQ/LARGE CAP CORE MANAGED VOLATILITY+	0.00%	IB	$137.01	7,596
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IB	$336.84	10,978

EQ/LARGE CAP GROWTH INDEX	0.00%	IB	$10.23	5,379
EQ/LARGE CAP GROWTH INDEX+	0.00%	IB	$141.94	46,380
EQ/LARGE CAP GROWTH INDEX	0.00%	IB	$364.94	40,910

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IA	$41.64	1,197
EQ/LARGE CAP GROWTH MANAGED VOLATILITY+	0.00%	IB	$130.18	8,405
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IB	$655.55	17,478

EQ/LARGE CAP VALUE INDEX+	0.00%	IB	$131.23	38,672
EQ/LARGE CAP VALUE INDEX	0.00%	IB	$183.36	51,270

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IA	$38.81	1,444
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IB	$313.57	29,802

EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	IB	$114.16	112,389

EQ/LOOMIS SAYLES GROWTH	0.00%	IB	$35.76	4,307
EQ/LOOMIS SAYLES GROWTH+	0.00%	IB	$122.16	15,381
EQ/LOOMIS SAYLES GROWTH	0.00%	IB	$483.50	26,075

EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$29.39	168,326
EQ/MFS INTERNATIONAL GROWTH+	0.00%	IB	$120.27	42,166
EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$306.72	64,313

The accompanying notes are an integral part of these financial statements.

FSA-31

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding

EQ/MFS INTERNATIONAL INTRINSIC VALUE+	0.00%	IB	$111.56	49,309
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.00%	IB	$251.75	106,692

EQ/MFS MID CAP FOCUSED GROWTH+	0.00%	IB	$126.45	29,373
EQ/MFS MID CAP FOCUSED GROWTH	0.00%	IB	$356.03	37,635

EQ/MFS TECHNOLOGY+	0.00%	IB	$70.70	17,392
EQ/MFS TECHNOLOGY	0.00%	IB	$96.83	123,239

EQ/MFS UTILITIES SERIES+	0.00%	IB	$110.30	3,045
EQ/MFS UTILITIES SERIES	0.00%	K	$82.82	771

EQ/MID CAP INDEX+	0.00%	IB	$134.04	48,136
EQ/MID CAP INDEX	0.00%	IB	$390.76	42,776

EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IA	$35.17	10,783
EQ/MID CAP VALUE MANAGED VOLATILITY+	0.00%	IB	$127.39	7,150
EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IB	$501.87	12,038

EQ/MODERATE ALLOCATION	0.00%	A	$16.27	466
EQ/MODERATE ALLOCATION+	0.00%	B	$109.64	103,418
EQ/MODERATE ALLOCATION	0.00%	B	$228.29	179,185

EQ/MODERATE GROWTH STRATEGY	0.00%	IB	$205.74	583,938

EQ/MODERATE-PLUS ALLOCATION	0.00%	A	$18.31	1,753
EQ/MODERATE-PLUS ALLOCATION+	0.00%	B	$116.83	183,725
EQ/MODERATE-PLUS ALLOCATION	0.00%	B	$278.81	348,016

EQ/MONEY MARKET	0.00%	IA	$11.97	155,405
EQ/MONEY MARKET+	0.00%	IB	$103.39	94,280
EQ/MONEY MARKET	0.00%	IB	$137.75	70,491

EQ/MORGAN STANLEY SMALL CAP GROWTH	0.00%	IB	$9.67	8,963
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.00%	IB	$102.92	41,060
EQ/MORGAN STANLEY SMALL CAP GROWTH+	0.00%	IB	$119.37	24,468

EQ/PIMCO GLOBAL REAL RETURN+	0.00%	IB	$97.67	6,968

EQ/PIMCO REAL RETURN+	0.00%	IB	$107.15	18,317
EQ/PIMCO REAL RETURN	0.00%	IB	$138.75	54,678

EQ/PIMCO TOTAL RETURN ESG+	0.00%	IB	$95.72	41,882
EQ/PIMCO TOTAL RETURN ESG	0.00%	IB	$129.96	125,185

EQ/PIMCO ULTRA SHORT BOND	0.00%	IA	$15.00	326,513

EQ/PIMCO ULTRA SHORT BOND+	0.00%	IB	$102.08	8,851
EQ/PIMCO ULTRA SHORT BOND	0.00%	IB	$127.47	42,168

EQ/QUALITY BOND PLUS	0.00%	IA	$11.43	1,007
EQ/QUALITY BOND PLUS	0.00%	IB	$170.82	19,170

EQ/SMALL COMPANY INDEX	0.00%	IA	$25.47	58,861
EQ/SMALL COMPANY INDEX+	0.00%	IB	$123.69	38,578
EQ/SMALL COMPANY INDEX	0.00%	IB	$459.83	29,614

EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IB	$42.69	718
EQ/T. ROWE PRICE GROWTH STOCK+	0.00%	IB	$107.88	85,029
EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IB	$366.87	67,441

EQ/T. ROWE PRICE HEALTH SCIENCES+	0.00%	IB	$139.34	26,470

EQ/VALUE EQUITY+	0.00%	IB	$121.01	17,486
EQ/VALUE EQUITY	0.00%	IB	$640.62	29,890

The accompanying notes are an integral part of these financial statements.

FSA-32

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding

EQ/WELLINGTON ENERGY	0.00%	IB	$82.54	59,579

EQUITABLE CONSERVATIVE GROWTH MF/ETF+	0.00%	IB	$117.37	4,510
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.00%	IB	$152.12	57,289

FIDELITY~ VIP ASSET MANAGER PORTFOLIO	0.00%	INITIAL CLASS	$27.45	131

FIDELITY~ VIP ASSET MANAGER: GROWTH PORTFOLIO+	0.00%	SERVICE CLASS 2	$87.77	4,460

FIDELITY~ VIP GROWTH & INCOME PORTFOLIO	0.00%	INITIAL CLASS	$40.35	7,372
FIDELITY~ VIP GROWTH & INCOME PORTFOLIO+	0.00%	SERVICE CLASS 2	$148.56	13,030
FIDELITY~ VIP GROWTH & INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$365.86	10,081

FIDELITY® VIP MID CAP PORTFOLIO+	0.00%	SERVICE CLASS 2	$136.73	15,961
FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$291.77	29,864

FIDELITY® VIP VALUE PORTFOLIO+	0.00%	SERVICE CLASS 2	$99.32	4,143

FRANKLIN INCOME VIP FUND	0.00%	CLASS 2	$21.18	15,008

FRANKLIN SMALL CAP VALUE VIP FUND+	0.00%	CLASS 2	$138.16	11,219
FRANKLIN SMALL CAP VALUE VIP FUND	0.00%	CLASS 2	$290.42	11,141

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES I	$19.67	825
INVESCO V.I. DIVERSIFIED DIVIDEND FUND+	0.00%	SERIES II	$100.80	2,852

INVESCO V.I. GLOBAL CORE EQUITY FUND	0.00%	SERIES I	$21.48	39

INVESCO V.I. HEALTH CARE FUND	0.00%	SERIES I	$47.62	1,307

INVESCO V.I. MAIN STREET MID CAP FUND	0.00%	SERIES II	$228.72	5,640

INVESCO V.I. SMALL CAP EQUITY FUND	0.00%	SERIES II	$267.22	6,151

INVESCO V.I. TECHNOLOGY FUND	0.00%	SERIES I	$42.14	1,022

JANUS HENDERSON BALANCED PORTFOLIO+	0.00%	SERVICE SHARES	$92.63	13,101

JANUS HENDERSON ENTERPRISE PORTFOLIO	0.00%	INSTITUTIONAL SHARES	$35.49	95,365

JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO	0.00%	INSTITUTIONAL SHARES	$21.96	420

JANUS HENDERSON MID CAP VALUE PORTFOLIO	0.00%	SERVICE SHARES	$42.02	70,978

JANUS HENDERSON OVERSEAS PORTFOLIO	0.00%	INSTITUTIONAL SHARES	$28.64	9,713

LORD ABBETT SERIES FUND—BOND DEBENTURE PORTFOLIO+	0.00%	VC SHARES	$101.09	16,263

MFS® INVESTORS TRUST SERIES	0.00%	SERVICE CLASS	$342.89	2,495

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.00%	SERVICE CLASS	$419.90	7,103

MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO	0.00%	CLASS I	$29.72	2,523

The accompanying notes are an integral part of these financial statements.

FSA-33

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding

MULTIMANAGER AGGRESSIVE EQUITY+	0.00%	IB	$128.73	12,784

MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IB	$300.56	24,730

MULTIMANAGER CORE BOND	0.00%	IA	$14.28	529,534
MULTIMANAGER CORE BOND	0.00%	IB	$180.39	28,616

MULTIMANAGER TECHNOLOGY+	0.00%	IB	$131.03	54,546
MULTIMANAGER TECHNOLOGY	0.00%	IB	$941.54	21,043

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$101.98	41,576

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO+	0.00%	ADVISOR CLASS	$156.91	8,331

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO+	0.00%	CLASS II	$103.02	124

T. ROWE PRICE EQUITY INCOME PORTFOLIO+	0.00%	CLASS II	$137.09	9,950
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.00%	CLASS II	$291.74	12,996

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO+	0.00%	IB	$105.35	—

TARGET 2025 ALLOCATION	0.00%	B	$137.85	5,282

TARGET 2035 ALLOCATION	0.00%	B	$147.17	12,779

TARGET 2045 ALLOCATION	0.00%	B	$153.38	14,076

TARGET 2055 ALLOCATION	0.00%	B	$162.08	20,854

TEMPLETON DEVELOPING MARKETS VIP FUND+	0.00%	CLASS 2	$101.01	9,999
TEMPLETON DEVELOPING MARKETS VIP FUND	0.00%	CLASS 2	$119.70	27,018

TEMPLETON GLOBAL BOND VIP FUND+	0.00%	CLASS 2	$86.79	16,465
TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$110.87	91,879

VANECK VIP EMERGING MARKETS BOND FUND	0.00%	INITIAL CLASS	$23.21	1,733

VANECK VIP EMERGING MARKETS FUND	0.00%	INITIAL CLASS	$26.33	553

VANECK VIP GLOBAL RESOURCES FUND	0.00%	CLASS S	$101.69	38,870
VANECK VIP GLOBAL RESOURCES FUND	0.00%	CLASS S	$106.20	1,929

VANECK VIP GLOBAL RESOURCES FUND	0.00%	INITIAL CLASS	$46.94	26,924

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality and expense risk related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of the financial statements.
+	The Variable Investment Option is subject to an Investment Expense Reduction (See Note 6).

FSA-34

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT MULTI- ALTERNATIVE STRATEGIES*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$23,704	$73,470	$108,662	$9,989	$312,715	$1,913

Net Investment Income (Loss)	23,704	73,470	108,662	9,989	312,715	1,913

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(100,298)	(24,217)	41,092	(27,569)	535,746	(1,164)
Net realized gain distribution from the Portfolios	1,063	2,456	327,352	93,535	2,818,680	3,386

Net realized gain (loss)	(99,235)	(21,761)	368,444	65,966	3,354,426	2,222

Net change in unrealized appreciation (depreciation) of investments	(346,800)	(340,124)	(267,299)	(274,644)	(10,286,995)	(12,366)

Net Realized and Unrealized Gain (Loss) on Investments	(446,035)	(361,885)	101,145	(208,678)	(6,932,569)	(10,144)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(422,331)	$(288,415)	$209,807	$(198,689)	$(6,619,854)	$(8,231)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-35

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AB VPS GROWTH AND INCOME PORTFOLIO**(a)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$65,632	$726	$13,686	$47,049	$13,997	$161

Net Investment Income (Loss)	65,632	726	13,686	47,049	13,997	161

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	117,705	(28,895)	67,072	19,604	60,523	(118)
Net realized gain distribution from the Portfolios	—	80	272,675	42,119	12,571	2,393

Net realized gain (loss)	117,705	(28,815)	339,747	61,723	73,094	2,275

Net change in unrealized appreciation (depreciation) of investments	109,163	(36,185)	(327,724)	(477,797)	(590,192)	215

Net Realized and Unrealized Gain (Loss) on Investments	226,868	(65,000)	12,023	(416,074)	(517,098)	2,490

Net Increase (Decrease) in Net Assets Resulting from Operations	$292,500	$(64,274)	$25,709	$(369,025)	$(503,101)	$2,651

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
**	Denotes relates to AllianceBernstein
(a)	Units were made available on May 23 2022

FSA-36

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	AB VPS SMALL/ MID CAP VALUE PORTFOLIO**(a)	AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO**(a)	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	BLACKROCK GLOBAL ALLOCATION V.I. FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2	$—	$15,264	$—	$81,970	$—

Net Investment Income (Loss)	2	—	15,264	—	81,970	—

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(64)	(196)	(14,818)	(413,013)	(13,153)	(22,688)
Net realized gain distribution from the Portfolios	34	522	58,452	2,050,028	642,339	7,348

Net realized gain (loss)	(30)	326	43,634	1,637,015	629,186	(15,340)

Net change in unrealized appreciation (depreciation) of investments	(319)	(35)	(119,560)	(3,763,671)	(2,483,097)	(45,685)

Net Realized and Unrealized Gain (Loss) on Investments	(349)	291	(75,926)	(2,126,656)	(1,853,911)	(61,025)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(347)	$291	$(60,662)	$(2,126,656)	$(1,771,941)	$(61,025)

The accompanying notes are an integral part of these financial statements.

**	Denotes relates to AllianceBernstein
(a)	Units were made available on May 23 2022

FSA-37

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	BNY MELLON STOCK INDEX FUND, INC.	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	DELAWARE IVY VIP HIGH INCOME	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$343,857	$153	$992,059	$11,030	$49,618	$16,673

Net Investment Income (Loss)	343,857	153	992,059	11,030	49,618	16,673

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,548,232	(4,759)	(167,998)	(664)	145,828	(6,638)
Net realized gain distribution from the Portfolios	2,280,021	8,624	—	36,213	320,281	41,145

Net realized gain (loss)	3,828,253	3,865	(167,998)	35,549	466,109	34,507

Net change in unrealized appreciation (depreciation) of investments	(9,685,375)	(25,743)	(2,630,006)	(302,213)	(1,942,902)	(618,181)

Net Realized and Unrealized Gain (Loss) on Investments	(5,857,122)	(21,878)	(2,798,004)	(266,664)	(1,476,793)	(583,674)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,513,265)	$(21,725)	$(1,805,945)	$(255,634)	$(1,427,175)	$(567,001)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-38

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/AB SMALL CAP GROWTH*	EQ/AB SUSTAINABLE US THEMATIC*(a)	EQ/AGGRESSIVE ALLOCATION*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$32,815	$11	$373,654	$206,383	$672,023	$390,808

Net Investment Income (Loss)	32,815	11	373,654	206,383	672,023	390,808

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(398,668)	(9)	181,147	(83,915)	176,445	248,016
Net realized gain distribution from the Portfolios	760,540	—	5,436,897	1,120,210	2,356,011	1,857,933

Net realized gain (loss)	361,872	(9)	5,618,044	1,036,295	2,532,456	2,105,949

Net change in unrealized appreciation (depreciation) of investments	(6,175,411)	(122)	(14,627,067)	(3,639,750)	(3,531,697)	(9,874,867)

Net Realized and Unrealized Gain (Loss) on Investments	(5,813,539)	(131)	(9,009,023)	(2,603,455)	(999,241)	(7,768,918)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,780,724)	$(120)	$(8,635,369)	$(2,397,072)	$(327,218)	$(7,378,110)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on May 23 2022

FSA-39

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/CAPITAL GROUP RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$12,816	$—	$859,954	$61,849	$99,785	$27,164

Net Investment Income (Loss)	12,816	—	859,954	61,849	99,785	27,164

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	34,742	38,371	1,598,832	(152,421)	26,539	(3,744)
Net realized gain distribution from the Portfolios	901,266	1,691,940	5,919,370	173,518	562,115	74,180

Net realized gain (loss)	936,008	1,730,311	7,518,202	21,097	588,654	70,436

Net change in unrealized appreciation (depreciation) of investments	(2,602,728)	(6,763,441)	(30,557,121)	(708,337)	(2,387,787)	(468,019)

Net Realized and Unrealized Gain (Loss) on Investments	(1,666,720)	(5,033,130)	(23,038,919)	(687,240)	(1,799,133)	(397,583)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,653,904)	$(5,033,130)	$(22,178,965)	$(625,391)	$(1,699,348)	$(370,419)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-40

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$102,793	$303,318	$452,900	$20,284	$1,820,469	$84,432

Net Investment Income (Loss)	102,793	303,318	452,900	20,284	1,820,469	84,432

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(85,390)	(215,592)	(151,785)	1,442	1,759,175	465,519
Net realized gain distribution from the Portfolios	536,382	45,434	6,160	47,365	2,486,744	864,425

Net realized gain (loss)	450,992	(170,158)	(145,625)	48,807	4,245,919	1,329,944

Net change in unrealized appreciation (depreciation) of investments	(1,819,151)	(1,746,623)	(1,019,145)	(212,157)	(38,229,986)	(5,389,776)

Net Realized and Unrealized Gain (Loss) on Investments	(1,368,159)	(1,916,781)	(1,164,770)	(163,350)	(33,984,067)	(4,059,832)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,265,366)	$(1,613,463)	$(711,870)	$(143,066)	$(32,163,598)	$(3,975,400)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-41

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/FRANKLIN RISING DIVIDENDS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$147,176	$34,961	$37,027	$617,148	$51,709	$72,354

Net Investment Income (Loss)	147,176	34,961	37,027	617,148	51,709	72,354

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	318,428	110,440	102,962	634,295	(89,003)	7,707
Net realized gain distribution from the Portfolios	247,599	262,279	625,585	5,421,462	5,026	47,066

Net realized gain (loss)	566,027	372,719	728,547	6,055,757	(83,977)	54,773

Net change in unrealized appreciation (depreciation) of investments	(2,813,545)	(2,879,825)	(1,363,483)	(20,607,469)	(394,923)	(995,586)

Net Realized and Unrealized Gain (Loss) on Investments	(2,247,518)	(2,507,106)	(634,936)	(14,551,712)	(478,900)	(940,813)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,100,342)	$(2,472,145)	$(597,909)	$(13,934,564)	$(427,191)	$(868,459)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-42

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$621,868	$19,049	$84,782	$107,067	$—	$160,394

Net Investment Income (Loss)	621,868	19,049	84,782	107,067	—	160,394

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	140,438	(4,239)	27,340	333,587	14,680	24,761
Net realized gain distribution from the Portfolios	—	11,780	45,198	589,932	41,428	330,317

Net realized gain (loss)	140,438	7,541	72,538	923,519	56,108	355,078

Net change in unrealized appreciation (depreciation) of investments	(3,591,505)	(306,155)	(1,007,178)	(997,118)	(383,290)	(1,403,893)

Net Realized and Unrealized Gain (Loss) on Investments	(3,451,067)	(298,614)	(934,640)	(73,599)	(327,182)	(1,048,815)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,829,199)	$(279,565)	$(849,858)	$33,468	$(327,182)	$(888,421)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-43

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$268,555	$532	$57,500	$9,825	$212,727

Net Investment Income (Loss)	—	268,555	532	57,500	9,825	212,727

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	105,386	65,442	44,952	452,400	428,233	138,198
Net realized gain distribution from the Portfolios	1,109,922	1,935,480	438,885	1,731,326	1,740,473	300,189

Net realized gain (loss)	1,215,308	2,000,922	483,837	2,183,726	2,168,706	438,387

Net change in unrealized appreciation (depreciation) of investments	(4,348,891)	(2,238,014)	(1,472,259)	(10,194,866)	(7,840,085)	(1,718,943)

Net Realized and Unrealized Gain (Loss) on Investments	(3,133,583)	(237,092)	(988,422)	(8,011,140)	(5,671,379)	(1,280,556)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,133,583)	$31,463	$(987,890)	$(7,953,640)	$(5,661,554)	$(1,067,829)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-44

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$127,090	$561,540	$—	$249,580	$142,654	$—

Net Investment Income (Loss)	127,090	561,540	—	249,580	142,654	—

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	240,778	(75,142)	175,805	(87,328)	135,110	181,440
Net realized gain distribution from the Portfolios	367,463	105,812	1,806,723	1,104,077	1,190,342	37,224

Net realized gain (loss)	608,241	30,670	1,982,528	1,016,749	1,325,452	218,664

Net change in unrealized appreciation (depreciation) of investments	(2,008,765)	(2,795,830)	(7,242,203)	(4,861,128)	(10,416,053)	(5,907,714)

Net Realized and Unrealized Gain (Loss) on Investments	(1,400,524)	(2,765,160)	(5,259,675)	(3,844,379)	(9,090,601)	(5,689,050)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,273,434)	$(2,203,620)	$(5,259,675)	$(3,594,799)	$(8,947,947)	$(5,689,050)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-45

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$18,289	$233,646	$73,028	$697,338	$1,159,137

Net Investment Income (Loss)	—	18,289	233,646	73,028	697,338	1,159,137

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	314,133	(85)	245,056	197,330	(169,888)	1,049,482
Net realized gain distribution from the Portfolios	403,093	10,030	1,494,695	192,215	4,166,832	9,632,661

Net realized gain (loss)	717,226	9,945	1,739,751	389,545	3,996,944	10,682,143

Net change in unrealized appreciation (depreciation) of investments	(7,855,712)	(24,123)	(5,149,455)	(1,691,306)	(13,518,848)	(35,389,915)

Net Realized and Unrealized Gain (Loss) on Investments	(7,138,486)	(14,178)	(3,409,704)	(1,301,761)	(9,521,904)	(24,707,772)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,138,486)	$4,111	$(3,176,058)	$(1,228,733)	$(8,824,566)	$(23,548,635)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-46

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN ESG*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,334,307	$215,376	$858	$72,475	$594,803	$673,108

Net Investment Income (Loss)	1,334,307	215,376	858	72,475	594,803	673,108

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(106,228)	(2,794)	(875,792)	(17,578)	(3,798)	(134,269)
Net realized gain distribution from the Portfolios	12,485,867	112	58,322	7	—	—

Net realized gain (loss)	12,379,639	(2,682)	(817,470)	(17,571)	(3,798)	(134,269)

Net change in unrealized appreciation (depreciation) of investments	(36,641,846)	2,699	(3,531,917)	(153,291)	(1,721,879)	(3,646,808)

Net Realized and Unrealized Gain (Loss) on Investments	(24,262,207)	17	(4,349,387)	(170,862)	(1,725,677)	(3,781,077)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(22,927,900)	$215,393	$(4,348,529)	$(98,387)	$(1,130,874)	$(3,107,969)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-47

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/VALUE EQUITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$154,145	$22,762	$191,420	$—	$—	$235,806

Net Investment Income (Loss)	154,145	22,762	191,420	—	—	235,806

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(119,298)	(23,253)	(71,230)	749,829	(14,575)	167,657
Net realized gain distribution from the Portfolios	10,216	23,568	710,451	1,023,395	73,351	467,582

Net realized gain (loss)	(109,082)	315	639,221	1,773,224	58,776	635,239

Net change in unrealized appreciation (depreciation) of investments	(152,543)	(388,792)	(5,198,249)	(19,965,822)	(378,942)	(4,558,168)

Net Realized and Unrealized Gain (Loss) on Investments	(261,625)	(388,477)	(4,559,028)	(18,192,598)	(320,166)	(3,922,929)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(107,480)	$(365,715)	$(4,367,608)	$(18,192,598)	$(320,166)	$(3,687,123)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-48

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/WELLINGTON ENERGY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	FIDELITY® VIP ASSET MANAGER PORTFOLIO	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	FIDELITY® VIP GROWTH & INCOME PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$191,738	$164,210	$84	$6,840	$89,066	$30,422

Net Investment Income (Loss)	191,738	164,210	84	6,840	89,066	30,422

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(618,615)	15,604	870	(6,287)	130,316	794
Net realized gain distribution from the Portfolios	—	253,963	779	14,549	121,615	736,226

Net realized gain (loss)	(618,615)	269,567	1,649	8,262	251,931	737,020

Net change in unrealized appreciation (depreciation) of investments	1,580,944	(1,687,445)	(3,235)	(59,550)	(629,965)	(2,508,666)

Net Realized and Unrealized Gain (Loss) on Investments	962,329	(1,417,878)	(1,586)	(51,288)	(378,034)	(1,771,646)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,154,067	$(1,253,668)	$(1,502)	$(44,448)	$(288,968)	$(1,741,224)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-49

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	FIDELITY® VIP VALUE PORTFOLIO	FRANKLIN INCOME VIP FUND	FRANKLIN SMALL CAP VALUE VIP FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. GLOBAL CORE EQUITY FUND	INVESCO V.I. HEALTH CARE FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$4,473	$15,762	$35,789	$4,756	$3	$—

Net Investment Income (Loss)	4,473	15,762	35,789	4,756	3	—

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(2,628)	2,767	(64,105)	(721)	61	191
Net realized gain distribution from the Portfolios	8,896	6,398	675,389	35,662	67	8,521

Net realized gain (loss)	6,268	9,165	611,284	34,941	128	8,712

Net change in unrealized appreciation (depreciation) of investments	(17,283)	(43,100)	(1,009,248)	(31,480)	(426)	(18,385)

Net Realized and Unrealized Gain (Loss) on Investments	(11,015)	(33,935)	(397,964)	3,461	(298)	(9,673)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,542)	$(18,173)	$(362,175)	$8,217	$(295)	$(9,673)

The accompanying notes are an integral part of these financial statements.

FSA-50

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND	JANUS HENDERSON BALANCED PORTFOLIO	JANUS HENDERSON ENTERPRISE PORTFOLIO	JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$969	$—	$—	$10,138	$6,880	$263

Net Investment Income (Loss)	969	—	—	10,138	6,880	263

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(17,014)	(18,236)	75	(20,289)	(18,208)	1,472
Net realized gain distribution from the Portfolios	296,069	350,349	19,910	22,404	556,472	2,768

Net realized gain (loss)	279,055	332,113	19,985	2,115	538,264	4,240

Net change in unrealized appreciation (depreciation) of investments	(497,541)	(795,543)	(48,966)	(113,053)	(1,175,244)	(10,795)

Net Realized and Unrealized Gain (Loss) on Investments	(218,486)	(463,430)	(28,981)	(110,938)	(636,980)	(6,555)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(217,517)	$(463,430)	$(28,981)	$(100,800)	$(630,100)	$(6,292)

The accompanying notes are an integral part of these financial statements.

FSA-51

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	JANUS HENDERSON MID CAP VALUE PORTFOLIO	JANUS HENDERSON OVERSEAS PORTFOLIO	LORD ABBETT SERIES FUND- BOND DEBENTURE PORTFOLIO	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$34,583	$4,953	$76,432	$3,561	$—	$5,846

Net Investment Income (Loss)	34,583	4,953	76,432	3,561	—	5,846

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	38,874	(295)	(11,094)	30,943	9,129	(10,475)
Net realized gain distribution from the Portfolios	231,353	—	3,979	120,883	488,338	—

Net realized gain (loss)	270,227	(295)	(7,115)	151,826	497,467	(10,475)

Net change in unrealized appreciation (depreciation) of investments	(501,039)	(30,549)	(228,669)	(337,575)	(1,315,480)	(15,727)

Net Realized and Unrealized Gain (Loss) on Investments	(230,812)	(30,844)	(235,784)	(185,749)	(818,013)	(26,202)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(196,229)	$(25,891)	$(159,352)	$(182,188)	$(818,013)	$(20,356)

The accompanying notes are an integral part of these financial statements.

FSA-52

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO(h)	T. ROWE PRICE EQUITY INCOME PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$310,362	$—	$1,096,720	$—	$91,350

Net Investment Income (Loss)	—	310,362	—	1,096,720	—	91,350

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	118,324	(298,118)	520,552	112,123	—	104,458
Net realized gain distribution from the Portfolios	1,377,186	—	2,936,459	—	90	269,753

Net realized gain (loss)	1,495,510	(298,118)	3,457,011	112,123	90	374,211

Net change in unrealized appreciation (depreciation) of investments	(5,438,167)	(1,914,256)	(17,188,355)	(1,036,017)	(222)	(693,303)

Net Realized and Unrealized Gain (Loss) on Investments	(3,942,657)	(2,212,374)	(13,731,344)	(923,894)	(132)	(319,092)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,942,657)	$(1,902,012)	$(13,731,344)	$172,826	$(132)	$(227,742)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(h)	Units were made available on November 14, 2022

FSA-53

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$12,156	$26,931	$28,634	$38,668	$101,744	$—

Net Investment Income (Loss)	12,156	26,931	28,634	38,668	101,744	—

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,378	28,608	17,741	59,695	(47,474)	(290,541)
Net realized gain distribution from the Portfolios	53,496	71,969	78,453	136,659	293,997	—

Net realized gain (loss)	55,874	100,577	96,194	196,354	246,523	(290,541)

Net change in unrealized appreciation (depreciation) of investments	(210,874)	(520,118)	(508,449)	(915,774)	(1,337,863)	(282,041)

Net Realized and Unrealized Gain (Loss) on Investments	(155,000)	(419,541)	(412,255)	(719,420)	(1,091,340)	(572,582)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(142,844)	$(392,610)	$(383,621)	$(680,752)	$(989,596)	$(572,582)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-54

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	VANECK VIP EMERGING MARKETS BOND FUND	VANECK VIP EMERGING MARKETS FUND	VANECK VIP GLOBAL RESOURCES FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,756	$43	$91,268

Net Investment Income (Loss)	1,756	43	91,268

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(73)	(23)	474,039
Net realized gain distribution from the Portfolios	—	2,958	—

Net realized gain (loss)	(73)	2,935	474,039

Net change in unrealized appreciation (depreciation) of investments	(4,651)	(7,745)	(120,467)

Net Realized and Unrealized Gain (Loss) on Investments	(4,724)	(4,810)	353,572

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,968)	$(4,767)	$444,840

The accompanying notes are an integral part of these financial statements.

FSA-55

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	1290 VT CONVERTIBLE SECURITIES*		1290 VT DOUBLELINE OPPORTUNISTIC BOND*		1290 VT EQUITY INCOME*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$23,704	$231,026	$73,470	$34,795	$108,662	$114,916
Net realized gain (loss)	(99,235)	473,921	(21,761)	4,400	368,444	(129,519)
Net change in unrealized appreciation (depreciation) of investments	(346,800)	(702,495)	(340,124)	(45,734)	(267,299)	1,702,615

Net increase (decrease) in net assets resulting from operations	(422,331)	2,452	(288,415)	(6,539)	209,807	1,688,012

From Contractowners Transactions:
Payments received from contractowners	506,791	549,834	909,948	675,720	516,245	443,128
Transfers between Variable Investment Options including guaranteed interest account, net	224,933	220,666	32,000	206,058	(2,271,145)	(41,140)
Redemptions for contract benefits and terminations	(15,661)	(8,606)	(7,304)	(39,033)	(75,341)	(96,283)
Contract maintenance charges	(189,394)	(147,461)	(170,140)	(97,433)	(352,213)	(312,097)

Net increase (decrease) in net assets resulting from contractowners transactions	526,669	614,433	764,504	745,312	(2,182,454)	(6,392)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	1,277	1,184	1,706	495	257	73

Net Increase (Decrease) in Net Assets	105,615	618,069	477,795	739,268	(1,972,390)	1,681,693
Net Assets — Beginning of Year or Period	1,945,719	1,327,650	1,795,852	1,056,584	8,097,705	6,416,012

Net Assets — End of Year or Period	$2,051,334	$1,945,719	$2,273,647	$1,795,852	$6,125,315	$8,097,705

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-56

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT MULTI- ALTERNATIVE STRATEGIES*(j)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$9,989	$20,748	$312,715	$369,966	$1,913	$1,003
Net realized gain (loss)	65,966	88,900	3,354,426	5,414,101	2,222	1,641
Net change in unrealized appreciation (depreciation) of investments	(274,644)	201,793	(10,286,995)	6,401,053	(12,366)	(2,139)

Net increase (decrease) in net assets resulting from operations	(198,689)	311,441	(6,619,854)	12,185,120	(8,231)	505

From Contractowners Transactions:
Payments received from contractowners	557,993	490,963	8,650,072	8,383,834	73,591	36,193
Transfers between Variable Investment Options including guaranteed interest account, net	(322,992)	52,913	(2,088,111)	(3,012,559)	1,483	620
Redemptions for contract benefits and terminations	(58,742)	(85,258)	(909,466)	(1,422,142)	(2,456)	—
Contract maintenance charges	(226,173)	(201,481)	(3,200,129)	(2,888,425)	(4,067)	(411)

Net increase (decrease) in net assets resulting from contractowners transactions	(49,914)	257,137	2,452,366	1,060,708	68,551	36,402

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	274	—	11	—	99	6

Net Increase (Decrease) in Net Assets	(248,329)	568,578	(4,167,477)	13,245,828	60,419	36,913
Net Assets — Beginning of Year or Period	3,211,715	2,643,137	61,659,621	48,413,793	36,913	—

Net Assets — End of Year or Period	$2,963,386	$3,211,715	$57,492,144	$61,659,621	$97,332	$36,913

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(j)	Units were made available June 4, 2021

FSA-57

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	1290 VT NATURAL RESOURCES*		1290 VT REAL ESTATE*(j)		1290 VT SMALL CAP VALUE*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$65,632	$25,017	$726	$1,703	$13,686	$27,338
Net realized gain (loss)	117,705	6,512	(28,815)	21,638	339,747	528,318
Net change in unrealized appreciation (depreciation) of investments	109,163	26,604	(36,185)	(21,015)	(327,724)	48,188

Net increase (decrease) in net assets resulting from operations	292,500	58,133	(64,274)	2,326	25,709	603,844

From Contractowners Transactions:
Payments received from contractowners	923,529	259,635	350,208	48,180	964,155	460,546
Transfers between Variable Investment Options including guaranteed interest account, net	311,516	460,315	118,091	11,565	(45,990)	182,566
Redemptions for contract benefits and terminations	(818)	(387)	(7,647)	—	(25,011)	(26,582)
Contract maintenance charges	(208,853)	(50,256)	(36,983)	(3,745)	(229,491)	(131,434)

Net increase (decrease) in net assets resulting from contractowners transactions	1,025,374	669,307	423,669	56,000	663,663	485,096

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	6,392	240	350	20	2,323	334

Net Increase (Decrease) in Net Assets	1,324,266	727,680	359,745	58,346	691,695	1,089,274
Net Assets — Beginning of Year or Period	757,084	29,404	58,346	—	2,630,445	1,541,171

Net Assets — End of Year or Period	$2,081,350	$757,084	$418,091	$58,346	$3,322,140	$2,630,445

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(j)	Units were made available June 4, 2021

FSA-58

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	1290 VT SMARTBETA EQUITY ESG*		1290 VT SOCIALLY RESPONSIBLE		AB VPS GROWTH AND INCOME PORTFOLIO**(a)
	2022	2021	2022	2021	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$47,049	$24,191	$13,997	$8,797	$161
Net realized gain (loss)	61,723	140,093	73,094	68,725	2,275
Net change in unrealized appreciation (depreciation) of investments	(477,797)	163,586	(590,192)	260,022	215

Net increase (decrease) in net assets resulting from operations	(369,025)	327,870	(503,101)	337,544	2,651

From Contractowners Transactions:
Payments received from contractowners	1,065,069	868,271	752,713	569,056	108,620
Transfers between Variable Investment Options including guaranteed interest account, net	1,305,354	(28,576)	(105,420)	515,374	6,715
Redemptions for contract benefits and terminations	(38,379)	(15,179)	(11,723)	(53,226)	—
Contract maintenance charges	(215,223)	(130,166)	(204,469)	(99,552)	(2,735)

Net increase (decrease) in net assets resulting from contractowners transactions	2,116,821	694,350	431,101	931,652	112,600

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	6,476	1,275	1,163	647	35

Net Increase (Decrease) in Net Assets	1,754,272	1,023,495	(70,837)	1,269,843	115,286
Net Assets — Beginning of Year or Period	2,113,690	1,090,195	2,101,271	831,428	—

Net Assets — End of Year or Period	$3,867,962	$2,113,690	$2,030,434	$2,101,271	$115,286

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
**	Denotes relates to AllianceBernstein
(a)	Units were made available on May 23 2022.

FSA-59

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	AB VPS SMALL/ MID CAP VALUE PORTFOLIO**(a)	AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO**(a)	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND(j)
	2022	2022	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2	$—	$15,264	$1,937
Net realized gain (loss)	(30)	326	43,634	283
Net change in unrealized appreciation (depreciation) of investments	(319)	(35)	(119,560)	2,137

Net increase (decrease) in net assets resulting from operations	(347)	291	(60,662)	4,357

From Contractowners Transactions:
Payments received from contractowners	20,618	29,610	900,653	260,578
Transfers between Variable Investment Options including guaranteed interest account, net	14,010	9,649	45,967	1,541
Redemptions for contract benefits and terminations	—	—	(170)	—
Contract maintenance charges	(1,177)	(2,195)	(168,040)	(11,888)

Net increase (decrease) in net assets resulting from contractowners transactions	33,451	37,064	778,410	250,231

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	9	21	899	61

Net Increase (Decrease) in Net Assets	33,113	37,376	718,647	254,649
Net Assets — Beginning of Year or Period	—	—	254,649	—

Net Assets — End of Year or Period	$33,113	$37,376	$973,296	$254,649

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
**	Denotes relates to AllianceBernstein
(a)	Units were made available on May 23 2022
(j)	Units were made available on June 4, 2021

FSA-60

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND		AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®		BLACKROCK GLOBAL ALLOCATION V.I. FUND(j)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$—	$81,970	$45,958	$—	$416
Net realized gain (loss)	1,637,015	238,553	629,186	319,300	(15,340)	23,133
Net change in unrealized appreciation (depreciation) of investments	(3,763,671)	40,128	(2,483,097)	(155,662)	(45,685)	(23,103)

Net increase (decrease) in net assets resulting from operations	(2,126,656)	278,681	(1,771,941)	209,596	(61,025)	446

From Contractowners Transactions:
Payments received from contractowners	2,125,981	1,785,653	2,227,794	2,471,633	593,950	218,765
Transfers between Variable Investment Options including guaranteed interest account, net	150,342	168,451	(27,792)	335,204	(1,330)	(2,755)
Redemptions for contract benefits and terminations	(191,052)	(22,091)	(58,237)	(72,487)	(45)	—
Contract maintenance charges	(437,081)	(352,157)	(567,608)	(402,831)	(109,153)	(11,379)

Net increase (decrease) in net assets resulting from contractowners transactions	1,648,190	1,579,856	1,574,157	2,331,519	483,422	204,631

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	4,269	1,136	5,767	2,877	852	55

Net Increase (Decrease) in Net Assets	(474,197)	1,859,673	(192,017)	2,543,992	423,249	205,132
Net Assets — Beginning of Year or Period	6,631,212	4,771,539	7,580,224	5,036,232	205,132	—

Net Assets — End of Year or Period	$6,157,015	$6,631,212	$7,388,207	$7,580,224	$628,381	$205,132

The accompanying notes are an integral part of these financial statements.

(j)	Units were made available on June 4, 2021

FSA-61

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	BNY MELLON STOCK INDEX FUND, INC.		CLEARBRIDGE VARIABLE MID CAP PORTFOLIO(j)		DELAWARE IVY VIP HIGH INCOME
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$343,857	$363,535	$153	$—	$992,059	$814,605
Net realized gain (loss)	3,828,253	2,943,244	3,865	1,969	(167,998)	(55,463)
Net change in unrealized appreciation (depreciation) of investments	(9,685,375)	4,717,605	(25,743)	(1,133)	(2,630,006)	42,287

Net increase (decrease) in net assets resulting from operations	(5,513,265)	8,024,384	(21,725)	836	(1,805,945)	801,429

From Contractowners Transactions:
Payments received from contractowners	871,234	266,746	210,496	25,950	3,883,177	3,593,857
Transfers between Variable Investment Options including guaranteed interest account, net	(2,386,842)	(2,977,689)	(30,903)	1,608	(631,261)	307,925
Redemptions for contract benefits and terminations	(1,204,908)	(554,683)	—	—	(122,615)	(221,542)
Contract maintenance charges	(960,155)	(903,110)	(19,544)	(1,614)	(1,273,948)	(1,062,272)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,680,671)	(4,168,736)	160,049	25,944	1,855,353	2,617,968

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	—	261	15	4,497	2,401

Net Increase (Decrease) in Net Assets	(9,193,936)	3,855,648	138,585	26,795	53,905	3,421,798
Net Assets — Beginning of Year or Period	33,402,278	29,546,630	26,795	—	15,933,882	12,512,084

Net Assets — End of Year or Period	$24,208,342	$33,402,278	$165,380	$26,795	$15,987,787	$15,933,882

The accompanying notes are an integral part of these financial statements.

(j)	Units were made available on June 4, 2021

FSA-62

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/400 MANAGED VOLATILITY*		EQ/500 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$11,030	$6,242	$49,618	$36,634	$16,673	$9,667
Net realized gain (loss)	35,549	213,362	466,109	817,611	34,507	428,404
Net change in unrealized appreciation (depreciation) of investments	(302,213)	94,616	(1,942,902)	675,294	(618,181)	(150,648)

Net increase (decrease) in net assets resulting from operations	(255,634)	314,220	(1,427,175)	1,529,539	(567,001)	287,423

From Contractowners Transactions:
Payments received from contractowners	165,648	167,220	490,115	526,075	265,966	273,452
Transfers between Variable Investment Options including guaranteed interest account, net	(43,779)	(49,683)	(256,520)	208,491	(4,172)	46,231
Redemptions for contract benefits and terminations	(21,450)	(22,608)	(127,016)	(63,164)	(23,857)	(9,205)
Contract maintenance charges	(96,688)	(103,123)	(359,023)	(358,052)	(127,648)	(129,384)

Net increase (decrease) in net assets resulting from contractowners transactions	3,731	(8,194)	(252,444)	313,350	110,289	181,094

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	—	172	—	—	—

Net Increase (Decrease) in Net Assets	(251,903)	$306,026	(1,679,447)	1,842,889	(456,712)	468,517
Net Assets — Beginning of Year or Period	1,629,851	$1,323,825	7,160,897	5,318,008	2,533,133	2,064,616

Net Assets — End of Year or Period	$1,377,948	$1,629,851	$5,481,450	$7,160,897	$2,076,421	$2,533,133

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-63

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/AB SMALL CAP GROWTH*(b)		EQ/AB SUSTAINABLE US THEMATIC*(a)	EQ/AGGRESSIVE ALLOCATION*
	2022	2021	2022	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$32,815	$1,884,247	$11	$373,654	$1,851,087
Net realized gain (loss)	361,872	3,447,477	(9)	5,618,044	4,021,216
Net change in unrealized appreciation (depreciation) of investments	(6,175,411)	(1,506,786)	(122)	(14,627,067)	725,181

Net increase (decrease) in net assets resulting from operations	(5,780,724)	1,940,691	(120)	(8,635,369)	6,597,484

From Contractowners Transactions:
Payments received from contractowners	3,704,022	3,473,755	5,013	6,262,895	5,946,806
Transfers between Variable Investment Options including guaranteed interest account, net	4,821,523	(456,396)	5	102,522	(663,843)
Redemptions for contract benefits and terminations	(320,489)	(171,208)	—	(1,787,132)	(1,169,092)
Contract maintenance charges	(1,089,233)	(859,266)	(279)	(2,481,643)	(1,997,466)

Net increase (decrease) in net assets resulting from contractowners transactions	7,115,823	1,986,885	4,739	2,096,642	2,116,405

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	4,282	2,839	—	14,449	2,597

Net Increase (Decrease) in Net Assets	1,339,381	3,930,415	4,619	(6,524,278)	8,716,486
Net Assets — Beginning of Year or Period	18,653,719	14,723,304	—	46,560,761	37,844,275

Net Assets — End of Year or Period	$19,993,100	$18,653,719	$4,619	$40,036,483	$46,560,761

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on May 23 2022
(b)	EQ/AB Small Cap Growth replaced Delaware IVY VIP Small Cap Growth due to a substitution on November 11, 2022.

FSA-64

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/ALL ASSET GROWTH ALLOCATION*		EQ/AMERICAN CENTURY MID CAP VALUE*		EQ/BALANCED STRATEGY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$206,383	$622,777	$672,023	$243,410	$390,808	$838,473
Net realized gain (loss)	1,036,295	2,223,925	2,532,456	2,624,912	2,105,949	2,305,234
Net change in unrealized appreciation (depreciation) of investments	(3,639,750)	(1,310,682)	(3,531,697)	1,079,370	(9,874,867)	947,338

Net increase (decrease) in net assets resulting from operations	(2,397,072)	1,536,020	(327,218)	3,947,692	(7,378,110)	4,091,045

From Contractowners Transactions:
Payments received from contractowners	2,945,630	2,818,874	3,943,770	4,411,063	4,288,968	5,022,589
Transfers between Variable Investment Options including guaranteed interest account, net	(25,675)	(554,437)	(1,618,175)	(491,821)	(578,651)	(463,950)
Redemptions for contract benefits and terminations	(250,940)	(165,274)	(275,076)	(308,032)	(1,208,313)	(751,928)
Contract maintenance charges	(1,283,996)	(1,165,772)	(1,287,508)	(1,118,131)	(3,360,102)	(3,448,595)

Net increase (decrease) in net assets resulting from contractowners transactions	1,385,019	933,391	763,011	2,493,079	(858,098)	358,116

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	2,010	1,195	6,075	2,823	(15)	(6)

Net Increase (Decrease) in Net Assets	(1,010,043)	2,470,606	441,868	6,443,594	(8,236,223)	4,449,155
Net Assets — Beginning of Year or Period	16,142,017	13,671,411	22,886,182	16,442,588	47,264,810	42,815,655

Net Assets — End of Year or Period	$15,131,974	$16,142,017	$23,328,050	$22,886,182	$39,028,587	$47,264,810

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-65

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/CAPITAL GROUP RESEARCH*		EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*		EQ/COMMON STOCK INDEX*(c)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$12,816	$—	$—	$—	$859,954	$694,043
Net realized gain (loss)	936,008	482,703	1,730,311	1,296,750	7,518,202	8,344,397
Net change in unrealized appreciation (depreciation) of investments	(2,602,728)	1,117,765	(6,763,441)	1,434,017	(30,557,121)	10,643,122

Net increase (decrease) in net assets resulting from operations	(1,653,904)	1,600,468	(5,033,130)	2,730,767	(22,178,965)	19,681,562

From Contractowners Transactions:
Payments received from contractowners	714,385	835,982	1,845,094	1,833,702	26,883,771	24,890,181
Transfers between Variable Investment Options including guaranteed interest account, net	(3,625)	(61,219)	39,170	(524,607)	(2,294,699)	(687,020)
Redemptions for contract benefits and terminations	(117,747)	(81,618)	(287,885)	(227,419)	(902,050)	(824,984)
Contract maintenance charges	(406,937)	(399,529)	(766,531)	(685,741)	(8,418,182)	(6,221,367)

Net increase (decrease) in net assets resulting from contractowners transactions	186,076	293,616	829,848	395,935	15,268,840	17,156,810

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	534	(546)	2,023	1,441	59,432	32,936

Net Increase (Decrease) in Net Assets	(1,467,294)	1,893,538	(4,201,259)	3,128,143	(6,850,693)	36,871,308
Net Assets — Beginning of Year or Period	8,687,570	6,794,032	15,507,531	12,379,388	108,747,408	71,876,100

Net Assets — End of Year or Period	$7,220,276	$8,687,570	$11,306,272	$15,507,531	$101,896,715	$108,747,408

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(c)	EQ/Common Stock Index replaced 1290 VT Low Volatility Global Equity due to a merger on November 11, 2022.

FSA-66

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/CONSERVATIVE ALLOCATION*		EQ/CONSERVATIVE GROWTH STRATEGY*		EQ/CONSERVATIVE STRATEGY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$61,849	$70,110	$99,785	$178,241	$27,164	$32,822
Net realized gain (loss)	21,097	183,474	588,654	764,358	70,436	117,099
Net change in unrealized appreciation (depreciation) of investments	(708,337)	(142,006)	(2,387,787)	(145,898)	(468,019)	(77,002)

Net increase (decrease) in net assets resulting from operations	(625,391)	111,578	(1,699,348)	796,701	(370,419)	72,919

From Contractowners Transactions:
Payments received from contractowners	671,302	748,675	1,044,672	1,125,614	380,947	394,869
Transfers between Variable Investment Options including guaranteed interest account, net	135,287	382,135	(134,138)	(256,986)	(137,177)	43,460
Redemptions for contract benefits and terminations	(618,109)	(37,647)	(94,601)	(396,011)	(82,143)	(46,869)
Contract maintenance charges	(425,736)	(356,809)	(1,034,556)	(1,011,777)	(292,313)	(314,743)

Net increase (decrease) in net assets resulting from contractowners transactions	(237,256)	736,354	(218,623)	(539,160)	(130,686)	76,717

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	864	346	—	—	—	—

Net Increase (Decrease) in Net Assets	(861,783)	848,278	(1,917,971)	257,541	(501,105)	149,636
Net Assets — Beginning of Year or Period	4,917,123	4,068,845	11,753,317	11,495,776	3,062,493	2,912,857

Net Assets — End of Year or Period	$4,055,340	$4,917,123	$9,835,346	$11,753,317	$2,561,388	$3,062,493

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-67

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/CONSERVATIVE- PLUS ALLOCATION*		EQ/CORE BOND INDEX*		EQ/CORE PLUS BOND*(d)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$102,793	$188,845	$303,318	$264,723	$452,900	$105,240
Net realized gain (loss)	450,992	546,697	(170,158)	124,165	(145,625)	85,751
Net change in unrealized appreciation (depreciation) of investments	(1,819,151)	(209,668)	(1,746,623)	(732,744)	(1,019,145)	(333,794)

Net increase (decrease) in net assets resulting from operations	(1,265,366)	525,874	(1,613,463)	(343,856)	(711,870)	(142,803)

From Contractowners Transactions:
Payments received from contractowners	1,387,843	1,328,540	4,378,518	4,091,999	1,030,976	647,021
Transfers between Variable Investment Options including guaranteed interest account, net	(471,433)	371,728	(1,767,108)	2,039,549	10,224,380	4,326,608
Redemptions for contract benefits and terminations	(267,985)	(337,326)	(280,275)	(225,873)	(177,010)	(150,610)
Contract maintenance charges	(698,265)	(569,648)	(1,466,893)	(1,138,556)	(600,104)	(377,627)

Net increase (decrease) in net assets resulting from contractowners transactions	(49,840)	793,294	864,242	4,767,119	10,478,242	4,445,392

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	2,391	1,567	18	2,326	68	16

Net Increase (Decrease) in Net Assets	(1,312,815)	1,320,735	(749,203)	4,425,589	9,766,440	4,302,605
Net Assets — Beginning of Year or Period	9,052,848	7,732,113	18,669,517	14,243,928	7,925,732	3,623,127

Net Assets — End of Year or Period	$7,740,033	$9,052,848	$17,920,314	$18,669,517	$17,692,172	$7,925,732

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(d)	EQ/Core Plus Bond replaced EQ/Franklin Strategic Income due to a merger on November 11, 2022.

FSA-68

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/EMERGING MARKETS EQUITY PLUS*		EQ/EQUITY 500 INDEX*		EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$20,284	$7,457	$1,820,469	$1,267,755	$84,432	$73,279
Net realized gain (loss)	48,807	16,320	4,245,919	7,597,310	1,329,944	2,191,230
Net change in unrealized appreciation (depreciation) of investments	(212,157)	(44,354)	(38,229,986)	24,158,134	(5,389,776)	1,527,407

Net increase (decrease) in net assets resulting from operations	(143,066)	(20,577)	(32,163,598)	33,023,199	(3,975,400)	3,791,916

From Contractowners Transactions:
Payments received from contractowners	586,823	511,974	40,016,637	36,097,920	1,456,479	1,562,974
Transfers between Variable Investment Options including guaranteed interest account, net	56,331	56,646	3,189,466	(1,933,628)	(931,949)	(731,944)
Redemptions for contract benefits and terminations	(11,058)	(562)	(1,493,327)	(1,501,087)	(212,778)	(174,652)
Contract maintenance charges	(125,597)	(72,292)	(12,060,639)	(9,064,841)	(814,257)	(817,694)

Net increase (decrease) in net assets resulting from contractowners transactions	506,499	495,766	29,652,137	23,598,364	(502,505)	(161,316)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	1,226	584	58,541	32,939	—	—

Net Increase (Decrease) in Net Assets	364,659	475,773	(2,452,920)	56,654,502	(4,477,905)	3,630,600
Net Assets — Beginning of Year or Period	636,395	160,622	165,008,064	108,353,562	18,772,601	15,142,001

Net Assets — End of Year or Period	$1,001,054	$636,395	$162,555,144	$165,008,064	$14,294,696	$18,772,601

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-69

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/FRANKLIN RISING DIVIDENDS*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*		EQ/GOLDMAN SACHS MID CAP VALUE*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$147,176	$119,317	$34,961	$102,513	$37,027	$11,762
Net realized gain (loss)	566,027	355,348	372,719	2,362,792	728,547	580,515
Net change in unrealized appreciation (depreciation) of investments	(2,813,545)	3,449,677	(2,879,825)	(824,078)	(1,363,483)	466,310

Net increase (decrease) in net assets resulting from operations	(2,100,342)	3,924,342	(2,472,145)	1,641,227	(597,909)	1,058,587

From Contractowners Transactions:
Payments received from contractowners	2,813,583	3,148,867	681,312	801,507	2,006,881	1,041,459
Transfers between Variable Investment Options including guaranteed interest account, net	258,438	102,720	30,196	(124,928)	(90,009)	260,404
Redemptions for contract benefits and terminations	(56,450)	(271,512)	(174,623)	(316,409)	(63,253)	(35,710)
Contract maintenance charges	(1,164,845)	(932,518)	(479,544)	(468,316)	(492,564)	(334,586)

Net increase (decrease) in net assets resulting from contractowners transactions	1,850,726	2,047,557	57,341	(108,146)	1,361,055	931,567

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	5,145	2,543	—	—	5,851	2,354

Net Increase (Decrease) in Net Assets	(244,471)	5,974,442	(2,414,804)	1,533,081	768,997	1,992,508
Net Assets — Beginning of Year or Period	19,704,010	13,729,568	11,855,617	10,322,536	5,176,103	3,183,595

Net Assets — End of Year or Period	$19,459,539	$19,704,010	$9,440,813	$11,855,617	$5,945,100	$5,176,103

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-70

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$617,148	$1,739,929	$51,709	$42,383	$72,354	$140,453
Net realized gain (loss)	6,055,757	5,382,033	(83,977)	68,977	54,773	574,954
Net change in unrealized appreciation (depreciation) of investments	(20,607,469)	2,649,125	(394,923)	(243,239)	(995,586)	(183,698)

Net increase (decrease) in net assets resulting from operations	(13,934,564)	9,771,087	(427,191)	(131,879)	(868,459)	531,709

From Contractowners Transactions:
Payments received from contractowners	8,552,957	9,265,587	1,462,765	1,017,178	604,311	657,025
Transfers between Variable Investment Options including guaranteed interest account, net	(661,662)	(337,179)	(130,410)	57,504	153,204	173,159
Redemptions for contract benefits and terminations	(1,501,312)	(1,603,681)	(83,964)	(49,586)	(117,063)	(112,506)
Contract maintenance charges	(4,797,318)	(4,901,826)	(1,310,753)	(1,258,567)	(348,360)	(306,128)

Net increase (decrease) in net assets resulting from contractowners transactions	1,592,665	2,422,901	(62,362)	(233,471)	292,092	411,550

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	(10)	—	(29,261)	10,010	920	284

Net Increase (Decrease) in Net Assets	(12,341,909)	12,193,988	(518,814)	(355,340)	(575,447)	943,543
Net Assets — Beginning of Year or Period	79,363,381	67,169,393	5,802,052	6,157,392	6,205,622	5,262,079

Net Assets — End of Year or Period	$67,021,472	$79,363,381	$5,283,238	$5,802,052	$5,630,175	$6,205,622

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-71

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL MANAGED VOLATILITY*		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$621,868	$766,438	$19,049	$59,180	$84,782	$137,411
Net realized gain (loss)	140,438	262,513	7,541	84,564	72,538	425,636
Net change in unrealized appreciation (depreciation) of investments	(3,591,505)	1,092,221	(306,155)	35,793	(1,007,178)	(13,848)

Net increase (decrease) in net assets resulting from operations	(2,829,199)	2,121,172	(279,565)	179,537	(849,858)	549,199

From Contractowners Transactions:
Payments received from contractowners	4,501,596	4,788,750	156,444	162,489	560,468	815,045
Transfers between Variable Investment Options including guaranteed interest account, net	827,301	140,947	(1)	10,464	(339,361)	(17,489)
Redemptions for contract benefits and terminations	(474,745)	(284,868)	(6,021)	(26,277)	(114,840)	(72,867)
Contract maintenance charges	(1,506,909)	(1,163,797)	(88,807)	(92,180)	(311,555)	(289,824)

Net increase (decrease) in net assets resulting from contractowners transactions	3,347,243	3,481,032	61,615	54,496	(205,288)	434,865

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	19,004	9,499	—	—	1,494	412

Net Increase (Decrease) in Net Assets	537,048	5,611,703	(217,950)	234,033	(1,053,652)	984,476
Net Assets — Beginning of Year or Period	24,493,855	18,882,152	1,927,695	1,693,662	6,341,307	5,356,831

Net Assets — End of Year or Period	$25,030,903	$24,493,855	$1,709,745	$1,927,695	$5,287,655	$6,341,307

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-72

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/INVESCO COMSTOCK*		EQ/INVESCO GLOBAL*		EQ/INVESCO GLOBAL REAL ASSETS*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$107,067	$67,549	$—	$—	$160,394	$274,569
Net realized gain (loss)	923,519	552,531	56,108	36,532	355,078	116,777
Net change in unrealized appreciation (depreciation) of investments	(997,118)	970,023	(383,290)	24,822	(1,403,893)	1,231,465

Net increase (decrease) in net assets resulting from operations	33,468	1,590,103	(327,182)	61,354	(888,421)	1,622,811

From Contractowners Transactions:
Payments received from contractowners	972,957	644,281	841,525	520,579	1,598,625	1,614,814
Transfers between Variable Investment Options including guaranteed interest account, net	(217,902)	(366,527)	70,968	93,084	(427,059)	145,954
Redemptions for contract benefits and terminations	(105,464)	(62,491)	(591)	(1)	(119,536)	(172,359)
Contract maintenance charges	(318,928)	(245,243)	(157,113)	(71,833)	(597,355)	(538,993)

Net increase (decrease) in net assets resulting from contractowners transactions	330,663	(29,980)	754,789	541,829	454,675	1,049,416

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	901	352	3,222	2,033	1,147	582

Net Increase (Decrease) in Net Assets	365,032	1,560,475	430,829	605,216	(432,599)	2,672,809
Net Assets — Beginning of Year or Period	6,389,516	4,829,041	844,991	239,775	9,887,950	7,215,141

Net Assets — End of Year or Period	$6,754,548	$6,389,516	$1,275,820	$844,991	$9,455,351	$9,887,950

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-73

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/JANUS ENTERPRISE*		EQ/JPMORGAN VALUE OPPORTUNITIES*(e)		EQ/LARGE CAP CORE MANAGED VOLATILITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$17,266	$268,555	$125,559	$532	$19,214
Net realized gain (loss)	1,215,308	2,150,836	2,000,922	3,844,947	483,837	780,226
Net change in unrealized appreciation (depreciation) of investments	(4,348,891)	527,726	(2,238,014)	(897,158)	(1,472,259)	308,802

Net increase (decrease) in net assets resulting from operations	(3,133,583)	2,695,828	31,463	3,073,348	(987,890)	1,108,242

From Contractowners Transactions:
Payments received from contractowners	2,155,552	2,031,756	5,382,231	3,951,269	827,570	398,754
Transfers between Variable Investment Options including guaranteed interest account, net	(994,664)	(187,696)	2,684,702	797,347	(18,022)	(116,861)
Redemptions for contract benefits and terminations	(192,534)	(381,714)	(210,357)	(313,739)	(36,154)	(18,073)
Contract maintenance charges	(958,303)	(869,716)	(1,374,596)	(951,904)	(234,545)	(198,101)

Net increase (decrease) in net assets resulting from contractowners transactions	10,051	592,630	6,481,980	3,482,973	538,849	65,719

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	3,115	1,967	11,473	3,044	1,080	684

Net Increase (Decrease) in Net Assets	(3,120,417)	3,290,425	6,524,916	6,559,365	(447,961)	1,174,645
Net Assets — Beginning of Year or Period	19,025,693	15,735,268	19,173,133	12,613,768	5,187,677	4,013,032

Net Assets — End of Year or Period	$15,905,276	$19,025,693	$25,698,049	$19,173,133	$4,739,716	$5,187,677

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(e)	EQ/JPMorgan Value Opportunities replaced Franklin Mutual Shares VIP Fund due to a substitution on November 11 2022

FSA-74

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/LARGE CAP GROWTH INDEX*(f)		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*		EQ/LARGE CAP VALUE INDEX*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$57,500	$11,428	$9,825	$—	$212,727	$148,763
Net realized gain (loss)	2,183,726	2,717,866	2,168,706	4,869,362	438,387	864,245
Net change in unrealized appreciation (depreciation) of investments	(10,194,866)	2,455,116	(7,840,085)	(1,247,887)	(1,718,943)	1,233,861

Net increase (decrease) in net assets resulting from operations	(7,953,640)	5,184,410	(5,661,554)	3,621,475	(1,067,829)	2,246,869

From Contractowners Transactions:
Payments received from contractowners	6,209,349	4,736,995	1,331,160	1,315,784	4,551,149	2,657,228
Transfers between Variable Investment Options including guaranteed interest account, net	(661,059)	134,170	(591,460)	(293,242)	(474,301)	(393,287)
Redemptions for contract benefits and terminations	(390,394)	(180,416)	(210,817)	(310,774)	(171,544)	(149,979)
Contract maintenance charges	(1,770,800)	(1,267,530)	(725,804)	(672,585)	(939,097)	(665,428)

Net increase (decrease) in net assets resulting from contractowners transactions	3,387,096	3,423,219	(196,921)	39,183	2,966,207	1,448,534

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	14,203	10,163	1,293	740	10,763	4,019

Net Increase (Decrease) in Net Assets	(4,552,341)	8,617,792	(5,857,182)	3,661,398	1,909,141	3,699,422
Net Assets — Beginning of Year or Period	26,121,573	17,503,781	18,460,375	14,798,977	12,566,441	8,867,019

Net Assets — End of Year or Period	$21,569,232	$26,121,573	$12,603,193	$18,460,375	$14,475,582	$12,566,441

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(f)	EQ/Large Cap Growth Index replaced Invesco V.I. American Franchise Fund due to a substitution on November 11 2022

FSA-75

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/LAZARD EMERGING MARKETS EQUITY*		EQ/LOOMIS SAYLES GROWTH*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$127,090	$100,510	$561,540	$397,409	$—	$—
Net realized gain (loss)	608,241	1,521,254	30,670	868,552	1,982,528	2,329,761
Net change in unrealized appreciation (depreciation) of investments	(2,008,765)	617,713	(2,795,830)	(499,447)	(7,242,203)	211,528

Net increase (decrease) in net assets resulting from operations	(1,273,434)	2,239,477	(2,203,620)	766,514	(5,259,675)	2,541,289

From Contractowners Transactions:
Payments received from contractowners	640,969	691,120	1,708,054	1,911,342	2,590,980	2,980,909
Transfers between Variable Investment Options including guaranteed interest account, net	(311,365)	(155,197)	(305,548)	(176,036)	(287)	(933,042)
Redemptions for contract benefits and terminations	(212,543)	(253,798)	(274,517)	(287,883)	(279,209)	(330,323)
Contract maintenance charges	(469,192)	(453,041)	(746,787)	(764,378)	(950,440)	(883,101)

Net increase (decrease) in net assets resulting from contractowners transactions	(352,131)	(170,916)	381,202	683,045	1,361,044	834,443

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	30,320	(30,318)	592	(594)	3,928	1,186

Net Increase (Decrease) in Net Assets	(1,595,245)	2,038,243	(1,821,826)	1,448,965	(3,894,703)	3,376,918
Net Assets — Beginning of Year or Period	11,050,261	9,012,018	14,653,590	13,204,625	18,552,728	15,175,810

Net Assets — End of Year or Period	$9,455,016	$11,050,261	$12,831,764	$14,653,590	$14,658,025	$18,552,728

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-76

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/MFS INTERNATIONAL GROWTH*(g)		EQ/MFS INTERNATIONAL INTRINSIC VALUE*		EQ/MFS MID CAP FOCUSED GROWTH*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$249,580	$52,481	$142,654	$125,678	$—	$—
Net realized gain (loss)	1,016,749	3,096,796	1,325,452	1,266,603	218,664	703,160
Net change in unrealized appreciation (depreciation) of investments	(4,861,128)	(1,304,053)	(10,416,053)	1,841,386	(5,907,714)	2,416,659

Net increase (decrease) in net assets resulting from operations	(3,594,799)	1,845,224	(8,947,947)	3,233,667	(5,689,050)	3,119,819

From Contractowners Transactions:
Payments received from contractowners	5,046,222	4,405,698	6,973,026	6,508,029	3,817,228	3,990,926
Transfers between Variable Investment Options including guaranteed interest account, net	6,869,418	283,265	(10,635)	577,245	(332,286)	(220,962)
Redemptions for contract benefits and terminations	(530,032)	(338,814)	(355,049)	(363,642)	(250,087)	(205,326)
Contract maintenance charges	(1,528,209)	(1,168,733)	(2,102,692)	(1,885,232)	(1,035,045)	(860,108)

Net increase (decrease) in net assets resulting from contractowners transactions	9,857,399	3,181,416	4,504,650	4,836,400	2,199,810	2,704,530

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	10,336	5,740	16,449	6,339	9,136	7,077

Net Increase (Decrease) in Net Assets	6,272,936	5,032,380	(4,426,848)	8,076,406	(3,480,104)	5,831,426
Net Assets — Beginning of Year or Period	23,472,409	18,440,029	36,788,668	28,712,262	20,593,672	14,762,246

Net Assets — End of Year or Period	$29,745,345	$23,472,409	$32,361,820	$36,788,668	$17,113,568	$20,593,672

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(g)	EQ/MFS International Growth replaced EQ/Invesco International Growth due to a merger on November 11, 2022.

FSA-77

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/MFS TECHNOLOGY*		EQ/MFS UTILITIES SERIES*		EQ/MID CAP INDEX*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$—	$18,289	$1,653	$233,646	$136,226
Net realized gain (loss)	717,226	2,385,785	9,945	2,416	1,739,751	2,323,956
Net change in unrealized appreciation (depreciation) of investments	(7,855,712)	(234,488)	(24,123)	6,795	(5,149,455)	1,532,931

Net increase (decrease) in net assets resulting from operations	(7,138,486)	2,151,297	4,111	10,864	(3,176,058)	3,993,113

From Contractowners Transactions:
Payments received from contractowners	2,960,734	2,814,279	274,145	75,183	5,624,837	4,429,668
Transfers between Variable Investment Options including guaranteed interest account, net	(380,334)	(576,688)	16,363	1,463	(305,547)	(397,458)
Redemptions for contract benefits and terminations	(175,026)	(319,982)	(76)	—	(335,216)	(289,681)
Contract maintenance charges	(914,366)	(787,519)	(33,731)	(5,279)	(1,482,984)	(1,109,686)

Net increase (decrease) in net assets resulting from contractowners transactions	1,491,008	1,130,090	256,701	71,367	3,501,090	2,632,843

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	4,550	(1,683)	487	41	12,377	6,660

Net Increase (Decrease) in Net Assets	(5,642,928)	3,279,704	261,299	82,272	337,409	6,632,616
Net Assets — Beginning of Year or Period	18,807,661	15,527,957	138,473	56,201	22,830,923	16,198,307

Net Assets — End of Year or Period	$13,164,733	$18,807,661	$399,772	$138,473	$23,168,332	$22,830,923

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-78

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*		EQ/MODERATE GROWTH STRATEGY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$73,028	$45,097	$697,338	$1,445,471	$1,159,137	$2,812,986
Net realized gain (loss)	389,545	1,224,113	3,996,944	3,578,212	10,682,143	10,513,702
Net change in unrealized appreciation (depreciation) of investments	(1,691,306)	502,205	(13,518,848)	(921,563)	(35,389,915)	1,783,380

Net increase (decrease) in net assets resulting from operations	(1,228,733)	1,771,415	(8,824,566)	4,102,120	(23,548,635)	15,110,068

From Contractowners Transactions:
Payments received from contractowners	868,937	673,975	11,137,884	9,904,433	14,910,911	15,525,914
Transfers between Variable Investment Options including guaranteed interest account, net	32,320	(41,509)	(18,245)	(833,470)	(2,436,839)	(2,303,490)
Redemptions for contract benefits and terminations	(202,271)	(180,705)	(1,443,154)	(1,203,139)	(2,000,337)	(2,034,271)
Contract maintenance charges	(421,948)	(378,688)	(4,614,601)	(3,552,928)	(9,646,524)	(9,775,812)

Net increase (decrease) in net assets resulting from contractowners transactions	277,038	73,073	5,061,884	4,314,896	827,211	1,412,341

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	446	176	22,678	3,900	—	—

Net Increase (Decrease) in Net Assets	(951,249)	1,844,664	(3,740,004)	8,420,916	(22,721,424)	16,522,409
Net Assets — Beginning of Year or Period	8,294,501	6,449,837	55,992,527	47,571,611	142,861,577	126,339,168

Net Assets — End of Year or Period	$7,343,252	$8,294,501	$52,252,523	$55,992,527	$120,140,153	$142,861,577

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-79

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*		EQ/MORGAN STANLEY SMALL CAP GROWTH*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,334,307	$4,519,488	$215,376	$—	$858	$—
Net realized gain (loss)	12,379,639	10,532,348	(2,682)	41,039	(817,470)	5,067,878
Net change in unrealized appreciation (depreciation) of investments	(36,641,846)	(592,419)	2,699	(3,696)	(3,531,917)	(5,281,373)

Net increase (decrease) in net assets resulting from operations	(22,927,900)	14,459,417	215,393	37,343	(4,348,529)	(213,495)

From Contractowners Transactions:
Payments received from contractowners	21,495,901	17,814,684	24,924,764	23,796,114	2,701,951	2,550,562
Transfers between Variable Investment Options including guaranteed interest account, net	(1,273,025)	(2,132,500)	(13,982,671)	(10,107,412)	554,106	1,055,429
Redemptions for contract benefits and terminations	(3,332,222)	(3,455,121)	(7,409,059)	(2,835,947)	(62,618)	(130,705)
Contract maintenance charges	(8,317,763)	(6,885,867)	(2,897,011)	(2,532,572)	(691,580)	(492,509)

Net increase (decrease) in net assets resulting from contractowners transactions	8,572,891	5,341,196	636,023	8,320,183	2,501,859	2,982,777

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	47,759	25,259	21,690	13,850	81	1,824

Net Increase (Decrease) in Net Assets	(14,307,250)	19,825,872	873,106	8,371,376	(1,846,589)	2,771,106
Net Assets — Beginning of Year or Period	132,834,784	113,008,912	20,445,194	12,073,818	9,129,861	6,358,755

Net Assets — End of Year or Period	$118,527,534	$132,834,784	$21,318,300	$20,445,194	$7,283,272	$9,129,861

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-80

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/PIMCO GLOBAL REAL RETURN*		EQ/PIMCO REAL RETURN*		EQ/PIMCO TOTAL RETURN ESG*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$72,475	$45,095	$594,803	$342,410	$673,108	$366,397
Net realized gain (loss)	(17,571)	11,594	(3,798)	340,466	(134,269)	159,001
Net change in unrealized appreciation (depreciation) of investments	(153,291)	(48,070)	(1,721,879)	(242,357)	(3,646,808)	(799,119)

Net increase (decrease) in net assets resulting from operations	(98,387)	8,619	(1,130,874)	440,519	(3,107,969)	(273,721)

From Contractowners Transactions:
Payments received from contractowners	405,272	345,341	2,100,739	1,821,027	4,409,824	4,697,909
Transfers between Variable Investment Options including guaranteed interest account, net	34,564	79,012	(65,826)	783,894	(149,254)	698,319
Redemptions for contract benefits and terminations	(1,734)	(6)	(126,322)	(94,333)	(340,226)	(405,097)
Contract maintenance charges	(130,438)	(50,554)	(770,165)	(619,051)	(1,979,220)	(1,749,145)

Net increase (decrease) in net assets resulting from contractowners transactions	307,664	373,793	1,138,426	1,891,537	1,941,124	3,241,986

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	876	398	2,110	413	12,044	5,883

Net Increase (Decrease) in Net Assets	210,153	382,810	9,662	2,332,469	(1,154,801)	2,974,148
Net Assets — Beginning of Year or Period	470,368	87,558	9,540,538	7,208,069	21,433,112	18,458,964

Net Assets — End of Year or Period	$680,521	$470,368	$9,550,200	$9,540,538	$20,278,311	$21,433,112

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-81

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/PIMCO ULTRA SHORT BOND*		EQ/QUALITY BOND PLUS*		EQ/SMALL COMPANY INDEX*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$154,145	$47,168	$22,762	$27,876	$191,420	$135,345
Net realized gain (loss)	(109,082)	(2,806)	315	28,433	639,221	2,479,582
Net change in unrealized appreciation (depreciation) of investments	(152,543)	(92,867)	(388,792)	(127,051)	(5,198,249)	(223,271)

Net increase (decrease) in net assets resulting from operations	(107,480)	(48,505)	(365,715)	(70,742)	(4,367,608)	2,391,656

From Contractowners Transactions:
Payments received from contractowners	1,397,518	1,026,937	435,316	455,395	4,232,640	3,908,046
Transfers between Variable Investment Options including guaranteed interest account, net	(2,562,268)	1,879,032	(96,996)	318,450	71,852	376,012
Redemptions for contract benefits and terminations	(332,697)	(263,359)	(51,621)	(63,383)	(210,307)	(176,603)
Contract maintenance charges	(837,984)	(723,032)	(233,564)	(241,464)	(1,255,087)	(956,057)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,335,431)	1,919,578	53,135	468,998	2,839,098	3,151,398

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	986	445	—	—	8,168	3,195

Net Increase (Decrease) in Net Assets	(2,441,925)	1,871,518	(312,580)	398,256	(1,520,342)	5,546,249
Net Assets — Beginning of Year or Period	13,618,483	11,746,965	3,599,731	3,201,475	21,409,032	15,862,783

Net Assets — End of Year or Period	$11,176,558	$13,618,483	$3,287,151	$3,599,731	$19,888,690	$21,409,032

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-82

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/T. ROWE PRICE GROWTH STOCK*		EQ/T. ROWE PRICE HEALTH SCIENCES*		EQ/VALUE EQUITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$—	$—	$—	$235,806	$154,820
Net realized gain (loss)	1,773,224	4,860,858	58,776	136,912	635,239	4,513,270
Net change in unrealized appreciation (depreciation) of investments	(19,965,822)	42,316	(378,942)	(4,019)	(4,558,168)	90,265

Net increase (decrease) in net assets resulting from operations	(18,192,598)	4,903,174	(320,166)	132,893	(3,687,123)	4,758,355

From Contractowners Transactions:
Payments received from contractowners	9,153,288	8,991,362	1,739,754	1,685,261	3,180,465	3,281,181
Transfers between Variable Investment Options including guaranteed interest account, net	1,935,350	464,771	136,021	102,684	(580,928)	(704,167)
Redemptions for contract benefits and terminations	(451,003)	(595,445)	(2,925)	(116)	(443,960)	(264,698)
Contract maintenance charges	(2,827,117)	(2,349,431)	(410,508)	(260,084)	(1,398,517)	(1,322,247)

Net increase (decrease) in net assets resulting from contractowners transactions	7,810,518	6,511,257	1,462,342	1,527,745	757,060	990,069

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	9,767	—	4,057	2,442	2,360	1,439

Net Increase (Decrease) in Net Assets	(10,372,313)	11,414,431	1,146,233	1,663,080	(2,927,703)	5,749,863
Net Assets — Beginning of Year or Period	44,321,522	32,907,091	2,542,018	878,938	24,192,335	18,442,472

Net Assets — End of Year or Period	$33,949,209	$44,321,522	$3,688,251	$2,542,018	$21,264,632	$24,192,335

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-83

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/WELLINGTON ENERGY*		EQUITABLE CONSERVATIVE GROWTH MF/ETF*(h)		FIDELITY® VIP ASSET MANAGER PORTFOLIO
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$191,738	$108,427	$164,210	$56,477	$84	$218
Net realized gain (loss)	(618,615)	(386,963)	269,567	768,371	1,649	719
Net change in unrealized appreciation (depreciation) of investments	1,580,944	1,183,094	(1,687,445)	45,711	(3,235)	468

Net increase (decrease) in net assets resulting from operations	1,154,067	904,558	(1,253,668)	870,559	(1,502)	1,405

From Contractowners Transactions:
Payments received from contractowners	597,361	586,683	1,557,115	1,502,838	6	7
Transfers between Variable Investment Options including guaranteed interest account, net	(35,284)	(94,522)	(180,556)	189,182	(529)	134
Redemptions for contract benefits and terminations	(27,366)	(76,058)	(12,937)	(115,462)	(5,222)	—
Contract maintenance charges	(279,455)	(264,857)	(804,950)	(729,086)	(2,795)	(3,174)

Net increase (decrease) in net assets resulting from contractowners transactions	255,256	151,246	558,672	847,472	(8,540)	(3,033)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	—	604	319	—	—

Net Increase (Decrease) in Net Assets	1,409,323	1,055,804	(694,392)	1,718,350	(10,042)	(1,628)
Net Assets — Beginning of Year or Period	3,508,460	2,452,656	9,939,709	8,221,356	13,658	15,286

Net Assets — End of Year or Period	$4,917,783	$3,508,460	$9,245,317	$9,939,709	$3,616	$13,658

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(h)	Equitable Conservative Growth MF/ETF replaced 1290 VT Doubleline Dynamic Allocation due to a name change on August 19, 2022

FSA-84

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO(j)		FIDELITY® VIP GROWTH & INCOME PORTFOLIO		FIDELITY® VIP MID CAP PORTFOLIO
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$6,840	$2,850	$89,066	$114,469	$30,422	$39,162
Net realized gain (loss)	8,262	2,071	251,931	299,532	737,020	1,862,061
Net change in unrealized appreciation (depreciation) of investments	(59,550)	(6,260)	(629,965)	587,782	(2,508,666)	251,027

Net increase (decrease) in net assets resulting from operations	(44,448)	(1,339)	(288,968)	1,001,783	(1,741,224)	2,152,250

From Contractowners Transactions:
Payments received from contractowners	226,568	246,525	1,321,569	1,076,394	2,332,307	2,149,256
Transfers between Variable Investment Options including guaranteed interest account, net	9,553	4,251	(249,598)	356,624	(229,667)	(200,781)
Redemptions for contract benefits and terminations	—	—	(14,823)	(39,954)	(248,881)	(128,812)
Contract maintenance charges	(44,487)	(5,633)	(500,002)	(350,870)	(711,906)	(572,814)

Net increase (decrease) in net assets resulting from contractowners transactions	191,634	245,143	557,146	1,042,194	1,141,853	1,246,849

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	412	53	5,188	2,671	2,519	1,183

Net Increase (Decrease) in Net Assets	147,598	243,857	273,366	2,046,648	(596,852)	3,400,282
Net Assets — Beginning of Year or Period	243,857	—	5,647,629	3,600,981	11,492,470	8,092,188

Net Assets — End of Year or Period	$391,455	$243,857	$5,920,995	$5,647,629	$10,895,618	$11,492,470

The accompanying notes are an integral part of these financial statements.

(j)	Units were made available on June 4, 2021

FSA-85

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	FIDELITY® VIP VALUE PORTFOLIO(j)		FRANKLIN INCOME VIP FUND		FRANKLIN SMALL CAP VALUE VIP FUND
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$4,473	$757	$15,762	$16,916	$35,789	$32,683
Net realized gain (loss)	6,268	7,057	9,165	(416)	611,284	51,588
Net change in unrealized appreciation (depreciation) of investments	(17,283)	(5,754)	(43,100)	39,109	(1,009,248)	547,608

Net increase (decrease) in net assets resulting from operations	(6,542)	2,060	(18,173)	55,609	(362,175)	631,879

From Contractowners Transactions:
Payments received from contractowners	393,598	67,075	9,159	9,966	1,261,098	817,103
Transfers between Variable Investment Options including guaranteed interest account, net	220	1,244	(3,754)	(3,740)	552,563	35,000
Redemptions for contract benefits and terminations	(27)	—	(49,015)	—	(45,804)	(17,830)
Contract maintenance charges	(44,533)	(1,903)	(7,125)	(6,999)	(304,609)	(220,257)

Net increase (decrease) in net assets resulting from contractowners transactions	349,258	66,416	(50,735)	(773)	1,463,248	614,016

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	302	18	—	—	1,511	722

Net Increase (Decrease) in Net Assets	343,018	68,494	(68,908)	54,836	1,102,584	1,246,617
Net Assets — Beginning of Year or Period	68,494	—	387,084	332,248	3,682,993	2,436,376

Net Assets — End of Year or Period	$411,512	$68,494	$318,176	$387,084	$4,785,577	$3,682,993

The accompanying notes are an integral part of these financial statements.

(j)	Units were made available on June 4, 2021

FSA-86

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	INVESCO V.I. DIVERSIFIED DIVIDEND FUND		INVESCO V.I. GLOBAL CORE EQUITY FUND		INVESCO V.I. HEALTH CARE FUND
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$4,756	$677	$3	$14	$—	$141
Net realized gain (loss)	34,941	158	128	349	8,712	7,917
Net change in unrealized appreciation (depreciation) of investments	(31,480)	2,736	(426)	(138)	(18,385)	(102)

Net increase (decrease) in net assets resulting from operations	8,217	3,571	(295)	225	(9,673)	7,956

From Contractowners Transactions:
Payments received from contractowners	192,817	20,604	23	24	1,442	1,408
Transfers between Variable Investment Options including guaranteed interest account, net	80,041	7,439	(25)	(26)	(27)	(29)
Redemptions for contract benefits and terminations	—	—	—	—	—	—
Contract maintenance charges	(22,209)	(1,298)	(253)	(309)	(1,938)	(2,158)

Net increase (decrease) in net assets resulting from contractowners transactions	250,649	26,745	(255)	(311)	(523)	(779)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	220	15	—	—	(6)	—

Net Increase (Decrease) in Net Assets	259,086	30,331	(550)	(86)	(10,202)	7,177
Net Assets — Beginning of Year or Period	44,608	14,277	1,440	1,526	72,457	65,280

Net Assets — End of Year or Period	$303,694	$44,608	$890	$1,440	$62,255	$72,457

The accompanying notes are an integral part of these financial statements.

FSA-87

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	INVESCO V.I. MAIN STREET MID CAP FUND		INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$969	$3,608	$—	$55	$—	$—
Net realized gain (loss)	279,055	(11,880)	332,113	145,002	19,985	7,484
Net change in unrealized appreciation (depreciation) of investments	(497,541)	314,158	(795,543)	202,830	(48,966)	1,750

Net increase (decrease) in net assets resulting from operations	(217,517)	305,886	(463,430)	347,887	(28,981)	9,234

From Contractowners Transactions:
Payments received from contractowners	102,384	99,151	213,191	308,559	1,416	1,384
Transfers between Variable Investment Options including guaranteed interest account, net	(20,925)	(198,752)	(137,929)	(80,758)	(5)	(4)
Redemptions for contract benefits and terminations	(6,559)	(20,220)	(37,401)	(47,698)	—	—
Contract maintenance charges	(66,847)	(65,177)	(94,298)	(94,343)	(1,601)	(2,122)

Net increase (decrease) in net assets resulting from contractowners transactions	8,053	(184,998)	(56,437)	85,760	(190)	(742)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	(8)	10	—	—	—	—

Net Increase (Decrease) in Net Assets	(209,472)	120,898	(519,867)	433,647	(29,171)	8,492
Net Assets — Beginning of Year or Period	1,499,478	1,378,580	2,163,641	1,729,994	72,756	64,264

Net Assets — End of Year or Period	$1,290,006	$1,499,478	$1,643,774	$2,163,641	$43,585	$72,756

The accompanying notes are an integral part of these financial statements.

FSA-88

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	JANUS HENDERSON BALANCED PORTFOLIO(j)		JANUS HENDERSON ENTERPRISE PORTFOLIO		JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$10,138	$309	$6,880	$20,080	$263	$175
Net realized gain (loss)	2,115	96	538,264	1,115,843	4,240	1,627
Net change in unrealized appreciation (depreciation) of investments	(113,053)	6,887	(1,175,244)	(204,526)	(10,795)	3,653

Net increase (decrease) in net assets resulting from operations	(100,800)	7,292	(630,100)	931,397	(6,292)	5,455

From Contractowners Transactions:
Payments received from contractowners	1,023,660	324,235	135,384	40,022	—	—
Transfers between Variable Investment Options including guaranteed interest account, net	182,852	2,337	425,449	(2,904,869)	53	—
Redemptions for contract benefits and terminations	(7)	—	(267,980)	(149,320)	(5,277)	—
Contract maintenance charges	(216,557)	(10,623)	(129,738)	(179,058)	(224)	(247)

Net increase (decrease) in net assets resulting from contractowners transactions	989,948	315,949	163,115	(3,193,225)	(5,448)	(247)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	1,085	68	—	—	—	—

Net Increase (Decrease) in Net Assets	890,233	323,309	(466,985)	(2,261,828)	(11,740)	5,208
Net Assets — Beginning of Year or Period	323,309	—	3,852,346	6,114,174	35,455	30,247

Net Assets — End of Year or Period	$1,213,542	$323,309	$3,385,361	$3,852,346	$23,715	$35,455

The accompanying notes are an integral part of these financial statements.

(j)	Units were made available on June 4, 2021

FSA-89

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	JANUS HENDERSON MID CAP VALUE PORTFOLIO		JANUS HENDERSON OVERSEAS PORTFOLIO		LORD ABBETT SERIES FUND-BOND DEBENTURE PORTFOLIO
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$34,583	$10,523	$4,953	$2,941	$76,432	$29,629
Net realized gain (loss)	270,227	86,996	(295)	1,901	(7,115)	27,624
Net change in unrealized appreciation (depreciation) of investments	(501,039)	358,099	(30,549)	25,177	(228,669)	(43,923)

Net increase (decrease) in net assets resulting from operations	(196,229)	455,618	(25,891)	30,019	(159,352)	13,330

From Contractowners Transactions:
Payments received from contractowners	135,699	39,941	277	285	1,032,409	688,527
Transfers between Variable Investment Options including guaranteed interest account, net	(197,415)	1,147,063	35,279	26,482	(12,304)	87,585
Redemptions for contract benefits and terminations	(142,717)	(50,681)	(2,514)	—	(946)	(119)
Contract maintenance charges	(124,986)	(84,037)	(6,002)	(4,701)	(214,181)	(88,416)

Net increase (decrease) in net assets resulting from contractowners transactions	(329,419)	1,052,286	27,040	22,066	804,978	687,577

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	—	—	—	1,941	870

Net Increase (Decrease) in Net Assets	(525,648)	1,507,904	1,149	52,085	647,567	701,777
Net Assets — Beginning of Year or Period	3,509,584	2,001,680	277,007	224,922	996,483	294,706

Net Assets — End of Year or Period	$2,983,936	$3,509,584	$278,156	$277,007	$1,644,050	$996,483

The accompanying notes are an integral part of these financial statements.

FSA-90

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	MFS® INVESTORS TRUST SERIES		MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO		MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,561	$4,070	$—	$1,143	$5,846	$6,083
Net realized gain (loss)	151,826	46,707	497,467	660,698	(10,475)	(265)
Net change in unrealized appreciation (depreciation) of investments	(337,575)	171,808	(1,315,480)	163,776	(15,727)	(8,193)

Net increase (decrease) in net assets resulting from operations	(182,188)	222,585	(818,013)	825,617	(20,356)	(2,375)

From Contractowners Transactions:
Payments received from contractowners	109,164	119,464	630,011	680,158	1,689	2,278
Transfers between Variable Investment Options including guaranteed interest account, net	(55,204)	9,251	(813,927)	(110,447)	14	(209)
Redemptions for contract benefits and terminations	(44,693)	(3,319)	(71,140)	(54,192)	(23,209)	—
Contract maintenance charges	(69,739)	(67,325)	(155,346)	(159,185)	(898)	(1,185)

Net increase (decrease) in net assets resulting from contractowners transactions	(60,472)	58,071	(410,402)	356,334	(22,404)	884

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	—	—	—	—	—

Net Increase (Decrease) in Net Assets	(242,660)	280,656	(1,228,415)	1,181,951	(42,760)	(1,491)
Net Assets — Beginning of Year or Period	1,098,360	817,704	4,211,002	3,029,051	117,785	119,276

Net Assets — End of Year or Period	$855,700	$1,098,360	$2,982,587	$4,211,002	$75,025	$117,785

The accompanying notes are an integral part of these financial statements.

FSA-91

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	MULTIMANAGER AGGRESSIVE EQUITY*		MULTIMANAGER CORE BOND*		MULTIMANAGER TECHNOLOGY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$—	$310,362	$218,542	$—	$—
Net realized gain (loss)	1,495,510	2,639,891	(298,118)	31,688	3,457,011	5,440,604
Net change in unrealized appreciation (depreciation) of investments	(5,438,167)	(653,499)	(1,914,256)	(465,543)	(17,188,355)	306,143

Net increase (decrease) in net assets resulting from operations	(3,942,657)	1,986,392	(1,902,012)	(215,313)	(13,731,344)	5,746,747

From Contractowners Transactions:
Payments received from contractowners	1,793,900	1,754,210	840,578	675,408	6,920,442	6,325,883
Transfers between Variable Investment Options including guaranteed interest account, net	173,601	(624,373)	(144,185)	900,073	1,057,615	(571,734)
Redemptions for contract benefits and terminations	(130,261)	(175,452)	(621,546)	(319,935)	(382,453)	(550,445)
Contract maintenance charges	(623,850)	(528,898)	(703,353)	(701,156)	(1,983,978)	(1,593,237)

Net increase (decrease) in net assets resulting from contractowners transactions	1,213,390	425,487	(628,506)	554,390	5,611,626	3,610,467

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	1,117	1,877	—	—	7,222	5,921

Net Increase (Decrease) in Net Assets	(2,728,150)	2,413,756	(2,530,518)	339,077	(8,112,496)	9,363,135
Net Assets — Beginning of Year or Period	11,808,539	9,394,783	15,256,431	14,917,354	35,075,627	25,712,492

Net Assets — End of Year or Period	$9,080,389	$11,808,539	$12,725,913	$15,256,431	$26,963,131	$35,075,627

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-92

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO		T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO(i)	T. ROWE PRICE EQUITY INCOME PORTFOLIO
	2022	2021	2022	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,096,720	$144,899	$—	$91,350	$69,344
Net realized gain (loss)	112,123	(46,319)	90	374,211	439,912
Net change in unrealized appreciation (depreciation) of investments	(1,036,017)	829,828	(222)	(693,303)	544,093

Net increase (decrease) in net assets resulting from operations	172,826	928,408	(132)	(227,742)	1,053,349

From Contractowners Transactions:
Payments received from contractowners	1,302,989	563,650	11,313	1,052,291	984,186
Transfers between Variable Investment Options including guaranteed interest account, net	636,123	(73,708)	1,634	(745,701)	7,143
Redemptions for contract benefits and terminations	(78,662)	(52,935)	—	(178,138)	(69,273)
Contract maintenance charges	(378,742)	(224,594)	(27)	(355,216)	(304,628)

Net increase (decrease) in net assets resulting from contractowners transactions	1,481,708	212,413	12,920	(226,764)	617,428

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	4,186	262	—	2,026	1,220

Net Increase (Decrease) in Net Assets	1,658,720	1,141,083	12,788	(452,480)	1,671,997
Net Assets — Beginning of Year or Period	3,889,647	2,748,564	—	5,607,959	3,935,962

Net Assets — End of Year or Period	$5,548,367	$3,889,647	$12,788	$5,155,479	$5,607,959

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(i)	Units were made available on November 14 2022

FSA-93

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	TARGET 2025 ALLOCATION*		TARGET 2035 ALLOCATION*		TARGET 2045 ALLOCATION*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$12,156	$19,958	$26,931	$41,900	$28,634	$40,464
Net realized gain (loss)	55,874	104,327	100,577	103,981	96,194	101,594
Net change in unrealized appreciation (depreciation) of investments	(210,874)	(28,778)	(520,118)	125,205	(508,449)	151,250

Net increase (decrease) in net assets resulting from operations	(142,844)	95,507	(392,610)	271,086	(383,621)	293,308

From Contractowners Transactions:
Payments received from contractowners	136,890	168,615	324,533	332,755	358,380	384,050
Transfers between Variable Investment Options including guaranteed interest account, net	(288,058)	317	(231,852)	163,282	117,117	(131,322)
Redemptions for contract benefits and terminations	—	(25)	(43,402)	(79,200)	(43,276)	—
Contract maintenance charges	(74,207)	(71,120)	(163,231)	(168,527)	(134,395)	(131,024)

Net increase (decrease) in net assets resulting from contractowners transactions	(225,375)	97,787	(113,952)	248,310	297,826	121,704

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	—	—	—	—	—

Net Increase (Decrease) in Net Assets	(368,219)	193,294	(506,562)	519,396	(85,795)	415,012
Net Assets — Beginning of Year or Period	1,096,330	903,036	2,387,165	1,867,769	2,244,744	1,829,732

Net Assets — End of Year or Period	$728,111	$1,096,330	$1,880,603	$2,387,165	$2,158,949	$2,244,744

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-94

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	TARGET 2055 ALLOCATION*		TEMPLETON DEVELOPING MARKETS VIP FUND		TEMPLETON GLOBAL BOND VIP FUND
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$38,668	$75,398	$101,744	$36,759	$—	$—
Net realized gain (loss)	196,354	125,619	246,523	207,822	(290,541)	(123,170)
Net change in unrealized appreciation (depreciation) of investments	(915,774)	382,205	(1,337,863)	(516,927)	(282,041)	(404,258)

Net increase (decrease) in net assets resulting from operations	(680,752)	583,222	(989,596)	(272,346)	(572,582)	(527,428)

From Contractowners Transactions:
Payments received from contractowners	567,007	644,191	944,097	881,640	2,260,514	2,440,291
Transfers between Variable Investment Options including guaranteed interest account, net	(162,890)	(91,283)	252,875	263,174	(493,478)	1,009,860
Redemptions for contract benefits and terminations	(30,152)	(9,899)	(54,695)	(63,809)	(185,837)	(216,690)
Contract maintenance charges	(259,246)	(261,068)	(325,958)	(279,592)	(906,479)	(845,603)

Net increase (decrease) in net assets resulting from contractowners transactions	114,719	281,941	816,319	801,413	674,720	2,387,858

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	—	1,065	541	4,164	1,695

Net Increase (Decrease) in Net Assets	(566,033)	865,163	(172,212)	529,608	106,302	1,862,125
Net Assets — Beginning of Year or Period	3,946,092	3,080,929	4,416,282	3,886,674	11,509,239	9,647,114

Net Assets — End of Year or Period	$3,380,059	$3,946,092	$4,244,070	$4,416,282	$11,615,541	$11,509,239

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-95

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	VANECK VIP EMERGING MARKETS BOND FUND		VANECK VIP EMERGING MARKETS FUND		VANECK VIP GLOBAL RESOURCES FUND
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,756	$2,233	$43	$206	$91,268	$15,805
Net realized gain (loss)	(73)	108	2,935	601	474,039	135,369
Net change in unrealized appreciation (depreciation) of investments	(4,651)	(4,121)	(7,745)	(3,442)	(120,467)	635,075

Net increase (decrease) in net assets resulting from operations	(2,968)	(1,780)	(4,767)	(2,635)	444,840	786,249

From Contractowners Transactions:
Payments received from contractowners	1,472	1,444	30	42	740,039	440,044
Transfers between Variable Investment Options including guaranteed interest account, net	(58)	(65)	109	96	(281,918)	(155,922)
Redemptions for contract benefits and terminations	—	—	—	—	(142,369)	(71,428)
Contract maintenance charges	(906)	(979)	(183)	(263)	(317,074)	(251,423)

Net increase (decrease) in net assets resulting from contractowners transactions	508	400	(44)	(125)	(1,322)	(38,729)

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account K	—	—	—	—	—	—

Net Increase (Decrease) in Net Assets	(2,460)	(1,380)	(4,811)	(2,760)	443,689	747,520
Net Assets — Beginning of Year or Period	42,678	44,058	19,568	22,328	4,977,886	4,230,366

Net Assets — End of Year or Period	$40,218	$42,678	$14,757	$19,568	$5,421,575	$4,977,886

The accompanying notes are an integral part of these financial statements.

FSA-96

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

The change in units outstanding for the years or periods ended December 31, 2022 and 2021 were as follows:

		2022			2021
	Share Class**	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

1290 VT CONVERTIBLE SECURITIES	IB	5,060	(1,356)	3,704	4,798	(1,155)	3,643

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	9,749	(2,112)	7,637	7,835	(1,036)	6,799

1290 VT EQUITY INCOME	IA	290	(49,294)	(49,004)	2,290	(2,362)	(72)
1290 VT EQUITY INCOME	IB	2,447	(1,217)	1,230	1,489	(1,040)	449

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	2,750	(2,273)	477	3,374	(1,452)	1,922

1290 VT GAMCO SMALL COMPANY VALUE	IB	26,024	(6,048)	19,976	21,317	(7,991)	13,326

1290 VT MULTI-ALTERNATIVE STRATEGIES	IB	859	(114)	745	379	(1)	378

1290 VT NATURAL RESOURCES	IB	12,123	(4,933)	7,190	7,244	(874)	6,370

1290 VT REAL ESTATE	IB	5,032	(416)	4,616	570	(30)	540

1290 VT SMALL CAP VALUE	IB	6,670	(2,202)	4,468	4,981	(1,886)	3,095

1290 VT SMARTBETA EQUITY ESG	IB	13,927	(803)	13,124	5,336	(657)	4,679

1290 VT SOCIALLY RESPONSIBLE	IA	—	(243)	(243)	—	(2)	(2)
1290 VT SOCIALLY RESPONSIBLE	IB	4,000	(1,182)	2,818	4,662	(523)	4,139

AB VPS GROWTH AND INCOME PORTFOLIO	CLASS B	1,168	(23)	1,145	—	—	—

AB VPS SMALL/MID CAP VALUE PORTFOLIO	CLASS B	350	(7)	343	—	—	—

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	CLASS B	397	(12)	385	—	—	—

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	CLASS 4	9,086	(807)	8,279	2,530	(110)	2,420

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	CLASS 4	16,628	(4,671)	11,957	9,723	(1,440)	8,283

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	17,291	(4,656)	12,635	16,556	(1,986)	14,570

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	6,126	(713)	5,413	2,142	(94)	2,048

BNY MELLON STOCK INDEX FUND, INC.	INITIAL SHARES	59,548	(109,341)	(49,793)	13,769	(73,797)	(60,028)

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	1,909	(160)	1,749	245	(4)	241

DELAWARE IVY VIP HIGH INCOME	CLASS II	24,486	(7,624)	16,862	26,547	(6,012)	20,535

The accompanying notes are an integral part of these financial statements.

FSA-97

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

		2022			2021
	Share Class**	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

EQ/400 MANAGED VOLATILITY	IB	390	(386)	4	452	(474)	(22)

EQ/500 MANAGED VOLATILITY	IB	1,334	(2,080)	(746)	2,106	(1,204)	902

EQ/2000 MANAGED VOLATILITY	IB	832	(361)	471	1,083	(485)	598

EQ/AB SMALL CAP GROWTH	IA	6	(12)	(6)	3,428	(6,886)	(3,458)
EQ/AB SMALL CAP GROWTH	IB	31,335	(3,133)	28,202	12,528	(1,329)	11,199

EQ/AB SUSTAINABLE US THEMATIC	IB	50	(2)	48	—	—	—

EQ/AGGRESSIVE ALLOCATION	A	—	—	—	—	—	—
EQ/AGGRESSIVE ALLOCATION	B	27,487	(6,797)	20,690	23,701	(5,219)	18,482

EQ/ALL ASSET GROWTH ALLOCATION	IB	13,810	(3,734)	10,076	11,522	(5,160)	6,362

EQ/AMERICAN CENTURY MID CAP VALUE	IB	13,203	(5,307)	7,896	17,220	(3,059)	14,161

EQ/BALANCED STRATEGY	IB	8,702	(13,435)	(4,733)	10,275	(8,513)	1,762

EQ/CAPITAL GROUP RESEARCH	IA	36	(291)	(255)	34	(52)	(18)
EQ/CAPITAL GROUP RESEARCH	IB	942	(580)	362	999	(492)	507

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IB	7,598	(2,123)	5,475	6,362	(2,896)	3,466

EQ/COMMON STOCK INDEX	IA	7,088	(7,910)	(822)	9,500	(2,996)	6,504
EQ/COMMON STOCK INDEX	IB	122,367	(21,363)	101,004	103,744	(11,403)	92,341

EQ/CONSERVATIVE ALLOCATION	A	—	(10,166)	(10,166)	10,323	(157)	10,166
EQ/CONSERVATIVE ALLOCATION	B	5,493	(5,344)	149	5,569	(1,479)	4,090

EQ/CONSERVATIVE GROWTH STRATEGY	IB	2,264	(3,528)	(1,264)	2,422	(5,270)	(2,848)

EQ/CONSERVATIVE STRATEGY	IB	1,281	(2,208)	(927)	1,748	(1,242)	506

EQ/CONSERVATIVE-PLUS ALLOCATION	A	3	(18,037)	(18,034)	18,311	(295)	18,016
EQ/CONSERVATIVE-PLUS ALLOCATION	B	7,407	(3,462)	3,945	8,325	(4,131)	4,194

EQ/CORE BOND INDEX	IA	72,409	(150,614)	(78,205)	77,367	(8,703)	68,664
EQ/CORE BOND INDEX	IB	30,831	(8,926)	21,905	35,598	(5,483)	30,115

EQ/CORE PLUS BOND	B	83,381	(7,526)	75,855	27,216	(2,175)	25,041

EQ/EMERGING MARKETS EQUITY PLUS	IB	4,826	(302)	4,524	3,885	(145)	3,740

EQ/EQUITY 500 INDEX	IB	184,032	(11,514)	172,518	159,704	(17,189)	142,515

The accompanying notes are an integral part of these financial statements.

FSA-98

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

		2022			2021
	Share Class**	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	K	46	(12,606)	(12,560)	1,996	(2,293)	(297)
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	5,063	(4,600)	463	41	(968)	(927)

EQ/FRANKLIN RISING DIVIDENDS	IB	15,392	(4,052)	11,340	15,634	(2,987)	12,647

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	1,335	(1,167)	168	1,078	(1,287)	(209)

EQ/GOLDMAN SACHS MID CAP VALUE	IB	11,996	(2,696)	9,300	6,631	(1,270)	5,361

EQ/GROWTH STRATEGY	IB	18,167	(11,597)	6,570	19,883	(10,554)	9,329

EQ/INTERMEDIATE GOVERNMENT BOND	IA	42,932	(60,148)	(17,216)	36,973	(56,596)	(19,623)
EQ/INTERMEDIATE GOVERNMENT BOND	IB	5,677	(2,631)	3,046	2,852	(1,904)	948

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	4,553	(2,143)	2,410	3,803	(1,270)	2,533

EQ/INTERNATIONAL EQUITY INDEX	IA	56,703	(55,879)	824	16,823	(32,689)	(15,866)
EQ/INTERNATIONAL EQUITY INDEX	IB	32,852	(4,464)	28,388	32,542	(3,659)	28,883

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	991	(508)	483	887	(577)	310

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IA	157	(21,962)	(21,805)	119	(332)	(213)
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	3,366	(1,200)	2,166	4,788	(1,446)	3,342

EQ/INVESCO COMSTOCK	IB	6,032	(3,070)	2,962	4,143	(3,242)	901

EQ/INVESCO GLOBAL	IB	6,609	(450)	6,159	3,577	(163)	3,414

EQ/INVESCO GLOBAL REAL ASSETS	IB	8,414	(3,811)	4,603	9,919	(2,818)	7,101

EQ/JANUS ENTERPRISE	IA	14	(11,658)	(11,644)	1	(143)	(142)
EQ/JANUS ENTERPRISE	IB	7,201	(1,756)	5,445	6,377	(2,148)	4,229

EQ/JPMORGAN VALUE OPPORTUNITIES	IA	—	(1)	(1)	—	(1)	(1)
EQ/JPMORGAN VALUE OPPORTUNITIES	IB	29,201	(3,520)	25,681	19,976	(2,913)	17,063

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	4,862	(803)	4,059	1,838	(903)	935

EQ/LARGE CAP GROWTH INDEX	IB	34,067	(6,192)	27,875	21,119	(4,735)	16,384

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IA	27	(8,377)	(8,350)	25	(217)	(192)
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	5,212	(1,664)	3,548	3,513	(1,496)	2,017

EQ/LARGE CAP VALUE INDEX	IB	29,032	(6,332)	22,700	15,458	(4,403)	11,055

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	27	(779)	(752)	39	(19)	20

The accompanying notes are an integral part of these financial statements.

FSA-99

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

		2022			2021
	Share Class**	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	721	(1,717)	(996)	1,897	(2,376)	(479)

EQ/LAZARD EMERGING MARKETS EQUITY	IB	10,481	(7,330)	3,151	10,609	(5,582)	5,027

EQ/LOOMIS SAYLES GROWTH	IB	9,472	(2,650)	6,822	8,421	(8,957)	(536)

EQ/MFS INTERNATIONAL GROWTH	IB	80,238	(28,792)	51,446	34,561	(20,562)	13,999

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	35,020	(5,216)	29,804	27,166	(3,130)	24,036

EQ/MFS MID CAP FOCUSED GROWTH	IB	16,777	(3,545)	13,232	16,876	(3,131)	13,745

EQ/MFS TECHNOLOGY	IB	33,123	(17,508)	15,615	21,797	(13,026)	8,771

EQ/MFS UTILITIES SERIES	K	16	(22)	(6)	770	(89)	681
EQ/MFS UTILITIES SERIES	IB	2,675	(311)	2,364	19	(22)	(3)

EQ/MID CAP INDEX	IB	26,638	(2,328)	24,310	20,359	(3,370)	16,989

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	227	(1,840)	(1,613)	230	(491)	(261)
EQ/MID CAP VALUE MANAGED VOLATILITY	IB	4,380	(1,224)	3,156	2,972	(1,186)	1,786

EQ/MODERATE ALLOCATION	A	1	(40)	(39)	34	(33)	1
EQ/MODERATE ALLOCATION	B	59,048	(11,343)	47,705	47,931	(11,972)	35,959

EQ/MODERATE GROWTH STRATEGY	IB	25,044	(21,036)	4,008	25,273	(19,130)	6,143

EQ/MODERATE-PLUS ALLOCATION	A	74	(7,693)	(7,619)	7,866	(587)	7,279
EQ/MODERATE-PLUS ALLOCATION	B	101,199	(19,903)	81,296	74,808	(22,576)	52,232

EQ/MONEY MARKET	IA	517,369	(449,981)	67,388	75,624	(67,010)	8,614
EQ/MONEY MARKET	IB	275,388	(271,234)	4,154	259,249	(183,740)	75,509

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	30,045	(8,424)	21,621	43,302	(27,983)	15,319

EQ/PIMCO GLOBAL REAL RETURN	IB	3,650	(726)	2,924	3,568	(308)	3,260

EQ/PIMCO REAL RETURN	IB	16,525	(6,522)	10,003	17,409	(3,110)	14,299

EQ/PIMCO TOTAL RETURN ESG	IB	28,807	(10,859)	17,948	41,200	(15,264)	25,936

EQ/PIMCO ULTRA SHORT BOND	IA	19,971	(200,767)	(180,796)	197,179	(142,631)	54,548
EQ/PIMCO ULTRA SHORT BOND	IB	8,879	(5,298)	3,581	12,929	(3,701)	9,228

EQ/QUALITY BOND PLUS	IA	67	(301)	(234)	71	(118)	(47)
EQ/QUALITY BOND PLUS	IB	2,393	(2,055)	338	3,298	(846)	2,452

The accompanying notes are an integral part of these financial statements.

FSA-100

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

		2022			2021
	Share Class**	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

EQ/SMALL COMPANY INDEX	IA	9,637	(17,881)	(8,244)	28,637	(10,530)	18,107
EQ/SMALL COMPANY INDEX	IB	21,925	(1,945)	19,980	18,369	(2,589)	15,780

EQ/T. ROWE PRICE GROWTH STOCK	IB	53,961	(7,739)	46,222	35,710	(3,960)	31,750

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	12,532	(1,887)	10,645	11,439	(1,614)	9,825

EQ/VALUE EQUITY	IB	8,588	(2,003)	6,585	8,042	(1,673)	6,369

EQ/WELLINGTON ENERGY	IB	22,015	(18,711)	3,304	9,839	(6,909)	2,930

EQUITABLE CONSERVATIVE GROWTH MF/ETF	IB	7,199	(3,254)	3,945	8,220	(2,646)	5,574

FIDELITY® VIP ASSET MANAGER PORTFOLIO	INITIAL CLASS	5	(297)	(292)	5	(102)	(97)

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	2,433	(281)	2,152	2,330	(22)	2,308

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	INITIAL CLASS	211	(9,063)	(8,852)	2,428	(321)	2,107

FIDELITY® VIP GROWTH & INCOME PORTFOLIO	SERVICE CLASS 2	7,742	(1,659)	6,083	6,044	(1,071)	4,973

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	10,138	(2,570)	7,568	8,643	(1,571)	7,072

FIDELITY® VIP VALUE PORTFOLIO	SERVICE CLASS 2	3,674	(192)	3,482	744	(83)	661

FRANKLIN INCOME VIP FUND	CLASS 2	415	(2,667)	(2,252)	488	(525)	(37)

FRANKLIN SMALL CAP VALUE VIP FUND	CLASS 2	10,764	(2,347)	8,417	5,206	(1,682)	3,524

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES I	1	(13)	(12)	1	(13)	(12)
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	2,701	(121)	2,580	277	(5)	272

INVESCO V.I. GLOBAL CORE EQUITY FUND	SERIES I	1	(12)	(11)	1	(13)	(12)

INVESCO V.I. HEALTH CARE FUND	SERIES I	30	(42)	(12)	28	(43)	(15)

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	284	(252)	32	279	(1,006)	(727)

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	780	(1,047)	(267)	987	(732)	255

INVESCO V.I. TECHNOLOGY FUND	SERIES I	29	(32)	(3)	21	(32)	(11)

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	11,685	(1,499)	10,186	2,955	(40)	2,915

The accompanying notes are an integral part of these financial statements.

FSA-101

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

		2022			2021
	Share Class**	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

JANUS HENDERSON ENTERPRISE PORTFOLIO	INSTITUTIONAL SHARES	13,593	(9,449)	4,144	2,293	(80,234)	(77,941)

JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO	INSTITUTIONAL SHARES	—	(221)	(221)	—	(10)	(10)

JANUS HENDERSON MID CAP VALUE PORTFOLIO	SERVICE SHARES	9,196	(16,882)	(7,686)	42,306	(17,212)	25,094

JANUS HENDERSON OVERSEAS PORTFOLIO	INSTITUTIONAL SHARES	1,354	(482)	872	1,262	(574)	688

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	8,619	(964)	7,655	6,729	(754)	5,975

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	200	(374)	(174)	288	(132)	156

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	1,426	(2,401)	(975)	2,061	(1,285)	776

MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO	CLASS I	51	(747)	(696)	63	(38)	25

MULTIMANAGER AGGRESSIVE EQUITY	IB	8,661	(2,003)	6,658	6,833	(3,185)	3,648

MULTIMANAGER CORE BOND	IA	102,461	(143,947)	(41,486)	53,938	(61,030)	(7,092)
MULTIMANAGER CORE BOND	IB	1,706	(1,680)	26	4,430	(1,196)	3,234

MULTIMANAGER TECHNOLOGY	IB	29,350	(1,971)	27,379	20,213	(2,038)	18,175

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	22,590	(12,974)	9,616	6,516	(4,905)	1,611

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	CLASS II	124	—	124	—	—	—

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	8,507	(7,378)	1,129	6,138	(2,208)	3,930

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO	IB	—	—	—	—	—	—

TARGET 2025 ALLOCATION	B	807	(2,266)	(1,459)	2,674		2,674

TARGET 2035 ALLOCATION	B	1,760	(2,559)	(799)	2,588	(1,129)	1,459

TARGET 2045 ALLOCATION	B	2,860	(964)	1,896	2,167	(1,535)	632

TARGET 2055 ALLOCATION	B	2,248	(1,465)	783	3,253	(1,714)	1,539

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	10,219	(2,789)	7,430	8,199	(2,717)	5,482

The accompanying notes are an integral part of these financial statements.

FSA-102

EQUITABLE AMERICA VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

		2022			2021
	Share Class**	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	14,679	(7,237)	7,442	25,295	(3,553)	21,742

VANECK VIP EMERGING MARKETS BOND FUND	INITIAL CLASS	65	(43)	22	58	(42)	16

VANECK VIP EMERGING MARKETS FUND	INITIAL CLASS	7	(8)	(1)	5	(8)	(3)

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	10,389	(9,591)	798	4,401	(5,631)	(1,230)
VANECK VIP GLOBAL RESOURCES FUND	INITIAL CLASS	8,644	(9,784)	(1,140)	9,797	(8,168)	1,629

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-103

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements

December 31, 2022

1.	Organization

Equitable America Variable Account K (the “Account”) was established by Equitable Financial Life Insurance Company of America (“Equitable America”) in 2013. Equitable America changed its name effective December 13, 2019, and the Account changed its name subsequent to December 31, 2019. Equitable America is an Arizona stock life insurance company. On October 1, 2013, Equitable America entered into a reinsurance agreement with Protective Life Insurance Company (“Protective Life”) to reinsure an in-force book of life insurance and annuity policies written primarily prior to 2004.

The Account operates as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, Blackrock Variable Series Funds, Inc., BNY Mellon Investment Adviser, Inc., Delaware Variable Insurance Product (VIP) Trust, EQ Advisors Trust (“EQAT”), EQ Premier VIP Trust (“VIP”), Fidelity® Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, Lord Abbet Series Fund, INC., MFS® Variable Insurance Trust, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Universal Institutional Fund, Inc., and VanEck VIP Trust (collectively, “the Trusts”). The Trusts are registered under the 1940 Act as open-ended, investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

AB Variable Products Series Fund, Inc.

•     AB VPS Growth and Income Portfolio

•     AB VPS SmallL/Mid Cap Value Portfolio

•     AB VPS Sustainable Global Thematic Portfolio(1)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•     Invesco V.I. Diversified Dividend Fund)

•     Invesco V.I. Global Core Equity Fund

•     Invesco V.I. Health Care Fund

•     Invesco V.I. Main Street Mid Cap Fund

•     Invesco V.I. Small Cap Equity Fund

•     Invesco V.I. Technology Fund

American Funds Insurance Series®

•     American Funds Insurance Series® Asset Allocation FundSM

•     American Funds Insurance Series® Global Small Capitalization FundSM

•     American Funds Insurance Series® New World Fund®

Blackrock Variable Series Funds, Inc.

•     Blackrock Global Allocation V.I. Fund

BNY Mellon Investment Adviser, Inc.

•     BNY Mellon Stock Index Fund, Inc.

Delaware Variable Insurance Product (VIP) Trust

•     Delaware Ivy VIP High Income

EQ Advisors Trust*

•     1290 VT Convertible Securities

•     1290 VT DoubleLine Opportunistic Bond

•     1290 VT Equity Income

•     1290 VT GAMCO Mergers & Acquisitions

•     1290 VT GAMCO Small Company Value

•     1290 VT Multi-Alternative Strategies

•     1290 VT Natural Resources

•     1290 VT Real Estate

•     1290 VT Small Cap Value

•     1290 VT SmartBeta Equity ESG (2)(3)

•     1290 VT Socially Responsible

•     EQ/400 Managed Volatility

•     EQ/500 Managed Volatility

•     EQ/2000 Managed Volatility

•     EQ/AB Small Cap Growth

•     EQ/AB Sustaunable US Thematic Portfolio

•     EQ/All Asset Growth Allocation

•     EQ/American Century Mid Cap Value

•     EQ/Balanced Strategy

•     EQ/Capital Group Research

•     EQ/Clearbridge Large Cap Growth ESG(4)

•     EQ/Common Stock Index

•     EQ/Conservative Growth Strategy

•     EQ/Conservative Strategy

FSA-104

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2022

1.	Organization (Continued)

•     EQ/Core Bond Index

•     EQ/Emerging Markets Equity Plus

•     EQ/Equity 500 Index

•     EQ/Fidelity Institutional AM® Large Cap

•     EQ/Franklin Rising Dividends

•     EQ/Global Equity Managed Volatility

•     EQ/Goldman Sachs Mid Cap Value

•     EQ/Growth Strategy

•     EQ/Intermediate Government Bond

•     EQ/International Core Managed Volatility

•     EQ/International Equity Index

•     EQ/International Managed Volatility

•     EQ/International Value Managed Volatility

•     EQ/Invesco Comstock

•     EQ/Invesco Global

•     EQ/Invesco Global Real Assets

•     EQ/Janus Enterprise

•     EQ/JPMorgan Value Opportunities

•     EQ/Large Cap Core Managed Volatility

•     EQ/Large Cap Growth Index(5)

•     EQ/Large Cap Growth Managed Volatility

•     EQ/Large Cap Value Index

•     EQ/Large Cap Value Managed Volatility

•     EQ/Lazard Emerging Markets Equity

•     EQ/Loomis Sayles Growth

•     EQ/MFS International Growth

•     EQ/MFS International Intrinsic Value

•     EQ/MFS Mid Cap Focused Growth

•     EQ/MFS Technology

•     EQ/MFS Utilities Series

•     EQ/Mid Cap Index

•     EQ/Mid Cap Value Managed Volatility

•     EQ/Moderate Growth Strategy

•     EQ/Money Market

•     EQ/Morgan Stanley Small Cap Growth

•     EQ/PIMCO Global Real Return

•     EQ/PIMCO Real Return

•     EQ/PIMCO Total Return ESG(6)

•     EQ/PIMCO Ultra Short Bond

•     EQ/Quality Bond PLUS

•     EQ/Small Company Index

•     EQ/T. Rowe Price Growth Stock

•     EQ/T. Rowe Price Health Sciences

•     EQ/Value Equity

•     EQ/Wellington Energy

•     Equitable Conservative Growth MF/ETF (7)

•     Multimanager Aggressive Equity

•     Multimanager Core Bond

•     Multimanager Technology

EQ Premier VIP Trust*

•     EQ/Aggressive Allocation

•     EQ/Conservative Allocation

•     EQ/Conservative-Plus Allocation

•     EQ/Core Plus Bond

•     EQ/Moderate Allocation

•     EQ/Moderate-Plus Allocation

•     Target 2025 Allocation

•     Target 2035 Allocation

•     Target 2045 Allocation

•     Target 2055 Allocation

Fidelity® Variable Insurance Products Fund

•     Fidelity® VIP Asset Manager Portfolio

•     Fidelity® VIP Asset Manager: Growth Portfolio

•     Fidelity® VIP Growth & Income Portfolio

•     Fidelity® VIP Mid Cap Portfolio

•     Fidelity® VIP Value Portfolio

Franklin Templeton Variable Insurance Products Trust

•     Franklin Income VIP Fund

•     Franklin Small Cap Value VIP Fund

•     Templeton Developing Markets VIP Fund

•     Templeton Global Bond VIP Fund

Janus Aspen Series

•     Janus Henderson Balanced Portfolio

•     Janus Henderson Enterprise Portfolio

•     Janus Henderson Mid Cap Value Portfolio

•     Janus Henderson Overseas Portfolio

Legg Mason Partners Variable Equity Trust

•     Clearbridge Variable Mid Cap Portfolio

Lord Abbet Series Fund, Inc.

•     Lord Abbett Series Fund—Bond Debenture Portfolio

MFS® Variable Insurance Trust

•     MFS® Investors Trust Series

•     MFS® Massachusetts Investors Growth Stock Portfolio

PIMCO Variable Insurance Trust

•     PIMCO CommodityRealReturn® Strategy Portfolio

T. Rowe Price Equity Series, Inc.

•     T. Rowe Price Blue Chip Growth Portfolio

•     T. Rowe Price Equity Income Portfolio

•     T. Rowe Price Mid-Cap Growth Portfolio(6)

The Universal Institutional Fund, Inc.

•     Morgan Stanley Variable Insurance Fund Inc. Emerging Markets Debt Portfolio

FSA-105

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2022

1.	Organization (Concluded)

VanEck VIP Trust • VanEck VIP Emerging Markets Bond Fund • VanEck VIP Emerging Markets Fund • VanEck VIP Global Resources Fund(8)

(1)	Formerly known as AB VPS Global Thematic Growth Portfolio
(2)	Formerly known as 1290 VT SmartBeta Equity
(3)	Formerly known as Templeton Growth VIP Fund
(4)	Formerly known as EQ/Clearbridge Large Cap Growth
(5)	Formerly known as Janus Henderson Forty Portfolio
(6)	Formerly known as EQ/PIMCO Total Return
(7)	Formerly Known as 1290 VT Doubleline Dynamc Allocation
(8)	The Variable Investment Option became available during 2022; however, it had no units during the period, thus the Variable Investment Option is excluded from all other sections of the financial statements

*	An affiliate of Equitable America providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

The Account is used to support MONY Corporate Sponsored Variable Universal Life (CSVUL), Incentive Life Legacy®, Incentive Life Legacy® II, Incentive Life Legacy® III, VUL LegacySM, Incentive Life Optimizer® III, VUL OptimizerSM and Equitable Advantage (collectively, the “Variable Life Policies”). These policies are issued by Equitable America, which is a wholly-owned subsidiary of Equitable Holdings, Inc.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable America’s other assets and liabilities. All Contracts are issued by Equitable America. The assets of the Account are the property of Equitable America. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable America may conduct.

The amount retained by Equitable America in the Account arises primarily from (1) contributions from Equitable America and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation of units. Amounts retained by Equitable America are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by Equitable America in the Account may be transferred at any time by Equitable America to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable America to the Contractowners of the Variable Investment Options of the Account.In the normal course of business, Equitable America may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

FSA-106

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2022

2.	Significant Accounting Policies (Concluded)

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable America’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent Contractowner contributions under the Variable Life Policies (but exclude amounts allocated to the guaranteed interest account with market value adjustment, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, to the guaranteed interest account of Equitable America’s General Account, and/or the Market Stabilizer Option.

Transfers between Variable Investment Options including the guaranteed interest account with market value adjustment, net, are amounts that Contractowners have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account, and/or the Market Stabilizer Option. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable America is required by state insurance law to set aside additional assets in Equitable America’s General Account to provide for other policy benefits. Equitable America’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Life Policies, and amounts that Contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the contracts.

Taxes:

The operations of the Account are included in the federal income tax return of Equitable America, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income, or realized and unrealized capital gains, is currently applicable to the Variable Life Policies participating in the Account by reasons of applicable provisions of the Internal Revenue Code, and no federal income tax payable by Equitable America is expected to affect the unit values of Variable Life Policies participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable America retains the right to charge for any federal income tax, which is attributable to the Account, if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

FSA-107

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2022

3.	Fair Value Disclosures (Concluded)

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2022 were as follows:

	Purchases	Sales
1290 VT CONVERTIBLE SECURITIES	$759,274	$206,537
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1,050,374	208,293
1290 VT EQUITY INCOME	1,041,459	2,787,569
1290 VT GAMCO MERGERS & ACQUISITIONS	490,314	436,430
1290 VT GAMCO SMALL COMPANY VALUE	8,198,934	2,615,162
1290 VT MULTI-ALTERNATIVE STRATEGIES	84,317	10,467
1290 VT NATURAL RESOURCES	1,746,432	649,225
1290 VT REAL ESTATE	461,190	36,372
1290 VT SMALL CAP VALUE	1,313,888	361,440
1290 VT SMARTBETA EQUITY ESG	2,341,927	129,471
1290 VT SOCIALLY RESPONSIBLE	783,644	324,746
AB VPS GROWTH AND INCOME PORTFOLIO	117,427	2,274
AB VPS SMALL/MID CAP VALUE PORTFOLIO	34,155	669
AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	38,743	1,157
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	928,279	75,278
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	4,376,739	674,569
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	2,968,643	664,481
BLACKROCK GLOBAL ALLOCATION V.I. FUND	553,776	62,169
BNY MELLON STOCK INDEX FUND, INC.	6,361,416	7,418,209
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	183,564	14,465
DELAWARE IVY VIP HIGH INCOME	3,840,893	989,082
EQ/2000 MANAGED VOLATILITY	261,713	93,607
EQ/400 MANAGED VOLATILITY	164,193	113,219
EQ/500 MANAGED VOLATILITY	864,367	746,912
EQ/AB SMALL CAP GROWTH	8,955,900	1,041,087
EQ/AB SUSTAINABLE US THEMATIC	4,903	156
EQ/AGGRESSIVE ALLOCATION	10,058,118	2,137,459
EQ/ALL ASSET GROWTH ALLOCATION	3,385,967	672,378
EQ/AMERICAN CENTURY MID CAP VALUE	5,383,082	1,585,987
EQ/BALANCED STRATEGY	3,944,568	2,553,925
EQ/CAPITAL GROUP RESEARCH	1,429,662	329503
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	3,198,316	674,402
EQ/COMMON STOCK INDEX	27,664,925	5,690,559
EQ/CONSERVATIVE ALLOCATION	1,032,635	1,033,468
EQ/CONSERVATIVE GROWTH STRATEGY	1,060,834	617,557
EQ/CONSERVATIVE STRATEGY	284,060	313,402
EQ/CONSERVATIVE-PLUS ALLOCATION	1,539,878	909,047

FSA-108

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2022

4.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
EQ/CORE BOND INDEX	$4,831,989	$3,619,042
EQ/CORE PLUS BOND	1,218,968	1,142,043
EQ/EMERGING MARKETS EQUITY PLUS	606,756	31,391
EQ/EQUITY 500 INDEX	37,838,972	3,819,624
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	2,821,581	2,375,228
EQ/FRANKLIN RISING DIVIDENDS	3,290,087	1,039,441
EQ/GLOBAL EQUITY MANAGED VOLATILITY	850,840	496259
EQ/GOLDMAN SACHS MID CAP VALUE	2,562,826	534,205
EQ/GROWTH STRATEGY	10,430,615	2,799,340
EQ/INTERMEDIATE GOVERNMENT BOND	1,458,669	1,464,294
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	785,880	373,281
EQ/INTERNATIONAL EQUITY INDEX	5,559,294	1,571,618
EQ/INTERNATIONAL MANAGED VOLATILITY	167,443	74,999
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	611,020	684,834
EQ/INVESCO COMSTOCK	2,015,064	986,388
EQ/INVESCO GLOBAL	861,926	62,496
EQ/INVESCO GLOBAL REAL ASSETS	1,674,651	727,946
EQ/JANUS ENTERPRISE	2,496,830	1,373,655
EQ/JPMORGAN VALUE OPPORTUNITIES	10,316,229	1,622,591
EQ/LARGE CAP CORE MANAGED VOLATILITY	1,205,880	226,398
EQ/LARGE CAP GROWTH INDEX	7,113,445	1,921,994
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	3,047,214	1,492,544
EQ/LARGE CAP VALUE INDEX	4,534,676	1,044,938
EQ/LARGE CAP VALUE MANAGED VOLATILITY	729,460	587,039
EQ/LAZARD EMERGING MARKETS EQUITY	1,904,463	855,910
EQ/LOOMIS SAYLES GROWTH	4,174,773	1,003,078
EQ/MFS INTERNATIONAL GROWTH	6,368,262	1612492
EQ/MFS INTERNATIONAL INTRINSIC VALUE	6,919,030	1,066,750
EQ/MFS MID CAP FOCUSED GROWTH	3,248,685	1,002,465
EQ/MFS TECHNOLOGY	3,858,808	1,961,842
EQ/MFS UTILITIES SERIES	320,366	34,865
EQ/MID CAP INDEX	6,056,687	814,044
EQ/MID CAP VALUE MANAGED VOLATILITY	1,084,317	541,591
EQ/MODERATE ALLOCATION	12,194,095	2,246,013
EQ/MODERATE GROWTH STRATEGY	16,195,166	4,576,158
EQ/MODERATE-PLUS ALLOCATION	27,160,864	4,721,296
EQ/MONEY MARKET	38,006,113	37,263,251
EQ/MORGAN STANLEY SMALL CAP GROWTH	3651317	1090279
EQ/PIMCO GLOBAL REAL RETURN	456,264	75,145
EQ/PIMCO REAL RETURN	2,651,922	916,583
EQ/PIMCO TOTAL RETURN ESG	4,027,833	1,401,827
EQ/PIMCO ULTRA SHORT BOND	1,457,492	3,627,474
EQ/QUALITY BOND PLUS	467,300	367,835
EQ/SMALL COMPANY INDEX	4,930,874	1,181,738
EQ/T. ROWE PRICE GROWTH STOCK	11,699,947	2,856,267
EQ/T. ROWE PRICE HEALTH SCIENCES	1,793,184	253,297
EQ/VALUE EQUITY	2,489,383	1,026,502
EQ/WELLINGTON ENERGY	1,826,475	1,379,481
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1,476,962	499,847
FIDELITY® VIP ASSET MANAGER PORTFOLIO	1,010	8,687
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	239,003	25,624
FIDELITY® VIP GROWTH & INCOME PORTFOLIO	1,607,677	834,396
FIDELITY® VIP MID CAP PORTFOLIO	2,577,084	666,043
FIDELITY® VIP VALUE PORTFOLIO	382,173	19,335

FSA-109

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2022

4.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
FRANKLIN INCOME VIP FUND	$31,457	$60,032
FRANKLIN SMALL CAP VALUE VIP FUND	2,704,962	528,942
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	303,521	12,294
INVESCO V.I. GLOBAL CORE EQUITY FUND	93	278
INVESCO V.I. HEALTH CARE FUND	9,964	1,967
INVESCO V.I. MAIN STREET MID CAP FUND	363,330	58,238
INVESCO V.I. SMALL CAP EQUITY FUND	570,587	276,675
INVESCO V.I. TECHNOLOGY FUND	21,321	1,601
JANUS HENDERSON BALANCED PORTFOLIO	1,166,854	143,307
JANUS HENDERSON ENTERPRISE PORTFOLIO	1,067,516	341,049
JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO	3,033	5,450
JANUS HENDERSON MID CAP VALUE PORTFOLIO	649,885	713,368
JANUS HENDERSON OVERSEAS PORTFOLIO	45,792	13,799
LORD ABBETT SERIES FUND—BOND DEBENTURE PORTFOLIO	986,268	98,972
MFS® INVESTORS TRUST SERIES	194,667	130,695
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1,105,892	1,027,956
MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO	7,535	24,093
MULTIMANAGER AGGRESSIVE EQUITY	3,196,228	603,414
MULTIMANAGER CORE BOND	2,148,205	2,466,349
MULTIMANAGER TECHNOLOGY	10,184,019	1,627,155
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	4,160,452	1,577,838
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	13,010	—
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1,903,880	1,767,391
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO	—	—
TARGET 2025 ALLOCATION	180,330	340,053
TARGET 2035 ALLOCATION	371,011	386,063
TARGET 2045 ALLOCATION	561,714	156,801
TARGET 2055 ALLOCATION	551,860	261,814
TEMPLETON DEVELOPING MARKETS VIP FUND	1,554,806	341,621
TEMPLETON GLOBAL BOND VIP FUND	1,453,619	774,879
VANECK VIP EMERGING MARKETS BOND FUND	3,231	967
VANECK VIP EMERGING MARKETS FUND	3,171	214
VANECK VIP GLOBAL RESOURCES FUND	1,542,429	1,452,282

5.	Expenses and Related Party Transactions

Investment Manager and Advisors:

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

FSA-110

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2022

5.	Expenses and Related Party Transactions (Concluded)

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), and Equitable Investment Management Group, LLC (“EIMG”), affiliates of Equitable America. The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, serves as investment adviser of the Portfolios of EQAT and VIP. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable America, serves as administrator of the Portfolios of EQAT and VIP. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.52% to a high of 1.35% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable America, Equitable Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment advisor for a number of Portfolios in EQAT and VIP including 1290 VT Natural Resources, 1290 VT Real Estate, EQ/AB Small Cap Growth, EQ/AB Sustainable US Thematic, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index, as well as a portion of EQ/Emerging Markets Equity Plus, EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Technology. AllianceBernstein is a limited partnership, which is indirectly majority-owned by Equitable Holdings, Inc.

Contract Distribution and Principal Underwriter:

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Variable Life Policies and the Accounts. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Variable Life Policies are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC (“Equitable Network”), or its subsidiaries (affiliates of Equitable America). Equitable Network receives commissions under its General Sales Agreement with Equitable America and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service related payments under its Supervisory and Distribution Agreement with Equitable America. The financial professionals are compensated on a commission basis by Equitable Network. The Variable Life Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with Equitable America) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Equitable America policies for these companies are appointed agents of Equitable America, and are registered representatives of the broker-dealers under contracts with Equitable Distributors.

Equitable Financial Life Insurance Company, an affiliate of Equitable America, serves as the transfer agent for EQAT and VIP.

FSA-111

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2022

6.	Contractowner Charges

The table below lists the current fees deducted from either the Variable Investment Option assessed as a redemption of units or as a percentage of premium paid. Actual charges amounts may vary or may be zero depending on the terms of the various policies. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Premium Charge	From each premium	0% to 12%	Deducted from each premium payment and is netted against “Payments received from Contractowners”

Mortality & Expense Risk Charge	Monthly	0% to 1.75%	Unit liquidation from account value

Administrative Charge	Monthly

$0 to $20

A charge between $0.03 and $1.60 per $1,000 of the initial base policy face amount and any face amount increase above the previous highest face amount is also deducted at the beginning of each policy month in the first ten policy years and for ten years following a face amount increase.

Unit liquidation from account value

Cost of Insurance	Monthly	Varies as per policy	Unit liquidation from account value

Transfer Charge	Upon transfer (Equitable America does not currently assess this charge, but reserves the right to impose a transfer charge)	$0 to $25	Unit liquidation from account value

Partial Surrender Charge	Upon a partial surrender under the Policy	$0 to $25	Unit liquidation from account value

Surrender Charge	At time of full policy surrender	Varies as per policy	Unit liquidation from account value

Reinstatement Fee	At the time the Policy is reinstated	Current Charge — $150	Unit liquidation from account value

Loan Interest Rate Spread	Annually on each contract date anniversary after a loan is taken or on loan termination	0% to 1.60% depending on the policy year	Unit liquidation from account value

Illustration Projection Report Charge	At time of transaction	$0 to $25	Charges for this service must be paid using funds outside of policy

Charge for State and Local Tax Expense	At time of transaction	0% to 5%	Deduct from premium

Charge for Federal Tax Expense	At time of transaction	Current Charge — 1.25%	Deduct from premium

Riders	Monthly (while the rider is in effect)	Charge per $1,000 of rider benefit amount or a percentage of all other monthly charges, depending on the rider.	Unit liquidation from account value

FSA-112

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2022

6.	Contractowner Charges (Concluded)

The VUL Legacy, VUL Optimizer, and Equitable Advantage policies have an expense reduction in the calculation of the daily unit values of each Variable Investment Option of the Account (the “Investment Expense Reduction”). The Investment Expense Reduction for each Variable Investment Option will be determined based upon the Net Total Annual Portfolio Operating Expenses of each Variable Investment Option’s corresponding Portfolio. The Net Total Annual Portfolio Operating Expense is defined as the total annual portfolio operating expense after the application of any contractual expense limitation arrangements that are in place for more than one year. The Investment Expense Reduction for each Variable Investment Option will be initially determined and then annually updated, based upon the Net Total Annual Portfolio Operating Expense of each Variable Investment Option’s corresponding Portfolio either (1) as shown in the annual Portfolio prospectuses dated on or about May 1st of each calendar year, for existing Portfolios which are effective as of that date; or (2) as shown in the initial effective Portfolio prospectuses, for new portfolios that become effective after that date, as applicable. The Investment Expense Reduction will be calculated based upon which of these three ranges that the Net Total Annual Portfolio Operating Expense falls into; (1) less than 0.80%, (2) 0.80% through 1.15%, (3) or greater than 1.15%. The Investment Expense Reduction will be the amount equal to the greater of 0.15% and any excess of the Net Total Annual Portfolio Operating Expense over 0.40%, the amount equal to the greater of 0.15% and any excess of the Net Total Annual Portfolio Operating Expense over 0.80%, or 0.15%, respectively. In no event will the Annual Investment Expense Reduction exceed the Net Total Annual Portfolio Operating Expenses if the Net Total Annual Operating Expenses, before the Investment Expense Reduction, are below 1.15%. These ranges and formula amounts will not change while the policy remains in effect.

For policies with the Market Stabilizer Option, there is an additional charge ranging from 0.40% to 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The guaranteed maximum charge associated with the Market Stabilizer Option ranges from 1.60% to 2.40%. The current percentage charge for Market Stabilizer Option is lower than the guaranteed charge.

7.	Reorganizations

In November 2022, pursuant to the Plan of Reorganization and Termination as approved by contractholders, certain Portfolios (each, a “Surviving Portfolio”, and collectively, the “Surviving Portfolios”) acquired the net assets of other Portfolios (each, a “Removed Portfolio”, and collectively, the “Removed Portfolios”). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios were replaced with the Variable Investment Options that invest in the Surviving Portfolios.

	Removed Portfolio	Surviving Portfolio

November 11, 2022	1290 VT Low Volatility Global Equity	EQ/Common Stock Index
Share Class	IB	IB
Shares	28,319	725,649
Net Asset Value	$4.90	$39.64
Net Assets Before Merger	$138,727	$28,628,905
Net Assets After Merger	$—	$28,767,632
Realized Loss	$(100,118)

FSA-113

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2022

7.	Reorganizations (Concluded)

	Removed Portfolio	Surviving Portfolio

November 11, 2022	EQ/Franklin Strategic Income	EQ/Core Plus Bond
Share Class	IB	B
Shares	1,245,053	5,130,004
Net Asset Value	$8.72	$3.41
Net Assets Before Merger	$10,861,175	$6,607,838
Net Assets After Merger	$—	$17,469,013
Realized Loss	$(2,088,638)

	Removed Portfolio	Surviving Portfolio

November 11, 2022	EQ/Invesco International Growth	EQ/MFS International Growth
Share Class	IB	IB
Shares	198,460	2,836,485
Net Asset Value	$32.58	$6.99
Net Assets Before Merger	$6,466,396	$13,356,715
Net Assets After Merger	$—	$19,823,111
Realized Loss	$(1,017,814)

In June 2021, pursuant to the Plan of Reorganization and Termination as approved by contractholders, certain Portfolios (each, a “Surviving Portfolio”, and collectively, the “Surviving Portfolios”) acquired the net assets of other Portfolios (each, a “Removed Portfolio”, and collectively, the “Removed Portfolios”). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios were replaced with the Variable Investment Options that invest in the Surviving Portfolios.

	Removed Portfolio	Surviving Portfolio

June 18, 2021	1290 VT Energy	1290 VT Natural Resources
Share Class	Class IB	Class IB
Shares	67,787	56,409
Net Asset Value	$5.41	$7.46
Net Assets Before Merger	$367,023	$53,944
Net Assets After Merger	$—	$420,967
Realized Gain	$76,250

	Removed Portfolio	Surviving Portfolio

June 18, 2021	EQ/Global Bond Plus	EQ/Core Plus Bond
Share Class	Class IB	Class B
Shares	389,595	1,827,506
Net Asset Value	$9.18	$4.21
Net Assets Before Merger	$3,576,058	$4,124,119
Net Assets After Merger	$—	$7,700,177
Unrealized Loss	$(74,570)

FSA-114

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights

Shown below is accumulation unit value information for units outstanding, investment income ratio and total return at the period indicated.

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

1290 VT Convertible Securities, Class IB
2022	$167.79	13,960	$2,051	1.32%	(20.92)%
2021	$212.19	10,256	$1,946	14.09%	1.00%
2020	$210.09	6,613	$1,328	1.63%	39.09%
2019	$151.05	4,521	$683	4.83%	23.93%
2018	$121.88	3,135	$382	3.22%	(4.26)%

1290 VT Doubleline Opportunistic Bond, Class IB
2022	$ 98.37	23,809	$2,274	3.53%	(13.39)%
2021	$113.58	16,172	$1,796	2.59%	(0.44)%
2020	$114.08	9,373	$1,057	2.71%	4.30%
2019	$109.38	5,639	$617	4.04%	8.12%
2018(a)	$101.17	3,110	$315	5.32%	(0.94)%

1290 VT Equity Income, Class IA
2022	$ 50.01	35,162	$1,758	1.60%	3.07%
2021	$ 48.52	84,166	$4,084	1.54%	26.39%
2020	$ 38.39	84,238	$3,234	2.09%	(4.53)%
2019	$ 40.21	85,786	$3,449	2.30%	24.22%
2018	$ 32.37	161,840	$5,239	1.92%	(11.70)%

1290 VT Equity Income, Class IB
2022	$352.63	13,578	$4,366	1.60%	3.07%
2021	$342.13	12,349	$4,014	1.54%	26.39%
2020	$270.70	11,900	$3,182	2.09%	(4.54)%
2019	$283.57	10,637	$3,009	2.30%	24.21%
2018	$228.29	11,112	$2,537	1.92%	(11.69)%

1290 VT GAMCO Mergers & Acquisitions, Class IB
2022	$204.20	16,272	$2,963	0.33%	(6.02)%
2021	$217.29	15,794	$3,212	0.70%	11.39%
2020	$195.08	13,872	$2,643	0.19%	(1.30)%
2019	$197.64	12,095	$2,390	4.21%	8.62%
2018	$181.95	11,618	$2,114	1.55%	(4.91)%

1290 VT GAMCO Small Company Value, Class IB
2022	$123.25	152,630	$57,422	0.55%	(10.68)%
2021	$137.98	132,653	$61,572	0.66%	25.14%
2020	$110.26	119,327	$48,337	0.81%	9.50%
2019	$100.69	101,247	$39,697	0.64%	23.35%
2018	$ 81.63	106,656	$29,504	0.60%	(15.58)%

1290 VT Multi-Alternative Strategies, Class IB
2022	$ 86.69	1,123	$97	2.79%	(11.21)%
2021(j)	$ 97.64	378	$37	17.94%	(2.91)%
2020	$—	—	$—	0.00%	—%
2019	$—	—	$—	0.00%	—%
2018	$—	—	$—	0.00%	—%

1290 VT Natural Resources, Class IB
2022	$149.73	13,899	$2,081	4.38%	32.69%
2021(k)	$112.84	6,709	$757	6.96%	30.18%
2020	$ 86.68	339	$29	6.10%	(15.57)%
2019(b)	$102.67	71	$7	6.17%	(1.01)%
2018	$—	—	$—	0.00%	—%

1290 VT Real Estate, Class IB
2022	$ 81.08	5,156	$418	0.29%	(24.93)%
2021(j)	$108.01	540	$58	7.69%	7.81%
2020	$—	—	$—	0.00%	—%
2019	$—	—	$—	0.00%	—%

FSA-115

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**
2018	$—	—	$—	0.00%	—%

1290 VT Small Cap Value, Class IB
2022	$150.49	18,967	$3,322	0.48%	0.44%
2021	$149.83	14,498	$2,630	1.24%	39.05%
2020(g)	$107.75	11,403	$1,541	2.81%	(1.18)%
2019(b)	$109.04	68	$7	0.23%	5.00%
2018	$—	—	$—	0.00%	—%

1290 VT Smartbeta Equity ESG, Class IB
2022	$175.39	24,713	$3,868	1.78%	(14.56)%
2021	$205.29	11,588	$2,114	1.55%	23.09%
2020	$166.78	6,909	$1,090	0.73%	10.98%
2019	$150.28	4,288	$640	1.63%	26.93%
2018	$118.40	1,720	$204	1.85%	(6.08)%

1290 VT Socially Responsible, Class IA
2022	$ 29.32	24	$1	0.72%	(22.12)%
2021	$ 37.65	267	$10	0.66%	30.32%
2020	$ 28.89	269	$8	0.67%	19.98%
2019	$ 24.08	272	$7	1.31%	30.23%
2018	$ 18.49	274	$5	1.32%	(4.35)%

1290 VT Socially Responsible, Class IB
2022	$325.71	10,321	$2,029	0.72%	(22.11)%
2021	$418.17	7,503	$2,091	0.66%	30.31%
2020	$320.90	3,364	$823	0.67%	19.96%
2019	$267.51	3,223	$852	1.31%	30.26%
2018	$205.36	2,407	$494	1.32%	(4.37)%

AB VPS Growth and Income Portfolio, Class B
2022(m)	$100.66	1,145	$115	0.41%	3.05%

AB VPS Small/Mid Cap Value Portfolio, Class B
2022(m)	$ 96.57	343	$33	0.03%	(1.24)%

AB VPS Sustainable Global Thematic Portfolio
2022(m)	$ 96.99	385	$37	0.00%	(2.73)%

American Funds Insurance Series® Asset Allocation Fund, Class 4
2022	$ 90.97	10,699	$973	2.48%	(13.53)%
2021(j)	$105.21	2,420	$255	2.80%	4.55%
2020	$—	—	$—	0.00%	—%
2019	$—	—	$—	0.00%	—%
2018	$—	—	$—	0.00%	—%

American Funds Insurance Series® Global Small Capitalization Fund, Class 4
2022	$166.32	42,592	$6,157	0.00%	(29.69)%
2021	$236.55	30,635	$6,631	0.00%	6.43%
2020	$222.26	22,352	$4,772	0.12%	29.39%
2019	$171.78	17,319	$2,960	0.01%	31.25%
2018	$130.88	11,775	$1,541	0.02%	(10.81)%

American Funds Insurance Series® New World Fund®, Class 4
2022	$142.53	56,508	$7,388	1.17%	(22.25)%
2021	$183.33	43,873	$7,580	0.72%	4.63%
2020	$175.22	29,303	$5,036	0.04%	23.30%
2019	$142.11	23,299	$3,309	0.85%	28.82%
2018	$110.32	17,238	$1,902	0.82%	(14.25)%

Blackrock Global Allocation V.I. Fund, Class III
2022	$ 84.22	7,461	$628	0.00%	(15.91)%
2021(j)	$100.15	2,048	$205	0.89%	(0.31)%
2020	$—	—	$—	0.00%	—%
2019	$—	—	$—	0.00%	—%
2018	$—	—	$—	0.00%	—%

FSA-116

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

BNY Mellon Stock Index Fund, Inc., Initial shares
2022	$ 61.76	389,520	$24,058	1.34%	(18.32)%
2021	$ 75.61	439,313	$33,218	1.13%	28.41%
2020	$ 58.88	499,341	$29,403	1.59%	18.00%
2019	$ 49.90	597,861	$29,832	1.74%	31.18%
2018	$ 38.04	503,245	$19,142	1.64%	(4.64)%

Clearbridge Variable Mid Cap Portfolio, Class II
2022	$ 83.13	1,990	$165	0.15%	(25.29)%
2021(j)	$111.27	241	$27	0.00%	10.41%
2020	$—	—	$—	0.00%	—%
2019	$—	—	$—	0.00%	—%
2018	$—	—	$—	0.00%	—%

Delaware Ivy VIP High Income, Class II
2022	$133.22	127,705	$15,988	6.41%	(10.97)%
2021	$149.63	110,843	$15,934	5.69%	6.06%
2020	$141.08	90,308	$12,512	7.01%	6.03%
2019	$133.06	77,636	$10,310	6.27%	11.19%
2018	$119.67	60,900	$7,287	6.05%	(2.11)%

EQ/400 Managed Volatility, Class IB
2022	$284.25	4,848	$1,378	0.77%	(15.51)%
2021	$336.44	4,844	$1,630	0.40%	23.67%
2020	$272.04	4,866	$1,324	0.70%	13.44%
2019	$239.80	4,737	$1,136	1.09%	24.93%
2018	$191.95	3,977	$763	0.92%	(12.27)%

EQ/500 Managed Volatility, Class IB
2022	$332.39	16,491	$5,481	0.82%	(19.99)%
2021	$415.44	17,237	$7,161	0.58%	27.61%
2020	$325.55	16,335	$5,318	1.02%	17.02%
2019	$278.21	15,780	$4,390	1.70%	29.90%
2018	$214.17	13,435	$2,877	1.20%	(6.06)%

EQ/2000 Managed Volatility, Class IB
2022	$235.04	8,834	$2,076	0.77%	(22.40)%
2021	$302.90	8,363	$2,533	0.39%	13.93%
2020	$265.87	7,765	$2,065	0.87%	19.29%
2019	$222.87	7,005	$1,561	1.01%	24.45%
2018	$179.09	6,089	$1,091	0.86%	(11.92)%

EQ/AB Small Cap Growth, Class IA
2022	$ 43.37	107	$5	0.20%	(28.47)%
2021	$ 60.63	113	$7	0.00%	12.93%
2020	$ 53.69	3,571	$192	0.10%	36.06%
2019	$ 39.46	126	$5	0.19%	27.78%
2018	$ 30.88	134	$5	0.14%	(7.88)%

EQ/AB Small Cap Growth, Class IB
2022	$586.80	63,654	$19,988	0.20%	(28.46)%
2021	$820.23	35,452	$18,647	0.00%	12.92%
2020	$726.39	24,253	$14,531	0.10%	36.06%
2019	$533.87	18,332	$9,678	0.19%	27.80%
2018	$417.73	15,659	$6,541	0.14%	(7.88)%

EQ/AB Sustainable US Thematic, Class B
2022(m)	$ 96.85	48	$5	0.38%	(0.87)%

EQ/Aggressive Allocation, Class A
2022(n)	$ 19.94	—	$—	0.00%	(18.35)%

EQ/Aggressive Allocation, Class B
2022	$323.60	156,806	$40,036	0.92%	(18.36)%
2021	$396.36	136,116	$46,561	4.30%	17.18%
2020	$338.25	117,634	$37,843	2.85%	15.40%

FSA-117

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**
2019	$293.12	115,584	$33,863	1.59%	24.49%
2018	$235.46	116,698	$27,478	1.58%	(8.72)%

EQ/All Asset Growth Allocation, Class IB
2022	$ 25.34	84,673	$15,132	1.38%	(14.48)%
2021	$ 29.63	74,597	$16,142	4.09%	10.89%
2020	$ 26.72	68,235	$13,671	1.64%	12.32%
2019	$ 23.79	61,990	$11,256	1.77%	19.07%
2018	$ 19.98	66,500	$8,783	1.91%	(7.54)%

EQ/American Century Mid Cap Value, Class IB
2022	$343.97	83,686	$23,324	2.95%	(1.49)%
2021	$349.17	75,790	$22,886	1.22%	23.00%
2020(h)	$283.87	61,629	$16,442	1.43%	1.32%
2019	$280.16	42,454	$11,861	2.02%	28.82%
2018(a)	$217.49	34,825	$7,574	0.57%	(9.39)%

EQ/Balanced Strategy, Class IB
2022	$185.54	210,312	$39,029	0.94%	(15.57)%
2021	$219.75	215,045	$47,265	1.83%	9.49%
2020	$200.71	213,283	$42,816	1.84%	11.21%
2019	$180.48	212,427	$38,345	1.58%	15.69%
2018	$156.00	200,917	$31,344	1.23%	(4.18)%

EQ/Capital Group Research, Class IA
2022	$ 36.93	1,602	$59	0.17%	(18.98)%
2021	$ 45.58	1,857	$85	0.00%	23.06%
2020(c)	$ 37.04	1,875	$69	0.14%	23.30%
2019	$ 30.04	1,896	$57	0.58%	32.86%
2018	$ 22.61	1,910	$43	0.61%	(4.84)%

EQ/Capital Group Research, Class IB
2022	$523.46	13,591	$7,114	0.17%	(18.98)%
2021	$646.08	13,229	$8,547	0.00%	23.06%
2020(c)	$525.00	12,722	$6,679	0.14%	23.27%
2019	$425.90	6,782	$2,889	0.58%	32.88%
2018	$320.51	6,551	$2,100	0.61%	(4.84)%

EQ/Clearbridge Large Cap Growth ESG, Class IB
2022	$384.52	36,898	$11,306	0.00%	(32.12)%
2021	$566.44	31,423	$15,508	0.00%	21.72%
2020	$465.37	27,957	$12,379	0.00%	30.86%
2019	$355.63	27,627	$9,814	0.03%	32.00%
2018	$269.42	29,759	$8,018	0.18%	(0.35)%

EQ/Common Stock Index, Class IA
2022(o)	$ 51.96	28,784	$1,496	0.85%	(19.49)%
2021	$ 64.54	29,606	$1,911	0.77%	24.91%
2020	$ 51.67	23,102	$1,194	1.21%	19.77%
2019	$ 43.14	23,523	$1,015	1.60%	30.25%
2018	$ 33.12	1,056	$35	1.49%	(5.80)%

EQ/Common Stock Index, Class IB
2022(o)	$332.03	428,450	$100,380	0.85%	(19.49)%
2021	$412.42	327,445	$106,836	0.77%	24.93%
2020	$330.12	235,104	$70,682	1.21%	19.77%
2019	$275.63	191,814	$52,691	1.60%	30.24%
2018	$211.64	161,681	$34,218	1.49%	(5.80)%

EQ/Conservative Allocation, Class A
2022	$ 14.07	—	$—	1.36%	(12.61)%
2021	$ 16.10	10,166	$164	1.59%	2.68%
2020	$—	—	$—	0.00%	—%
2019	$—	—	$—	0.00%	—%
2018	$—	—	$—	0.00%	—%

FSA-118

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

EQ/Conservative Allocation, Class B
2022	$167.29	26,483	$4,055	1.36%	(12.59)%
2021	$191.39	26,334	$4,753	1.59%	2.70%
2020	$186.35	22,244	$4,069	1.85%	7.32%
2019	$173.64	21,380	$3,712	1.65%	9.24%
2018	$158.96	21,639	$3,440	1.61%	(1.56)%

EQ/Conservative Growth Strategy, Class IB
2022	$167.35	58,772	$9,835	0.96%	(14.52)%
2021	$195.77	60,036	$11,753	1.53%	7.09%
2020	$182.81	62,884	$11,496	1.72%	9.93%
2019	$166.29	59,790	$9,942	1.52%	13.39%
2018	$146.65	57,291	$8,402	1.29%	(3.25)%

EQ/Conservative Strategy, Class IB
2022	$135.20	18,945	$2,561	1.00%	(12.27)%
2021	$154.11	19,872	$3,062	1.09%	2.46%
2020	$150.41	19,366	$2,913	1.50%	7.33%
2019	$140.14	18,935	$2,654	1.54%	8.94%
2018	$128.64	18,765	$2,414	1.27%	(1.40)%

EQ/Conservative-Plus Allocation, Class A
2022	$ 15.75	997	$16	1.32%	(14.54)%
2021	$ 18.43	19,031	$351	2.26%	6.72%
2020	$ 17.27	1,015	$18	2.12%	10.00%
2019	$ 15.70	1,025	$16	1.59%	13.44%
2018	$ 13.84	1,035	$14	1.52%	(3.62)%

EQ/Conservative-Plus Allocation, Class B
2022	$201.94	43,808	$7,724	1.32%	(14.55)%
2021	$236.33	40,057	$8,702	2.26%	6.73%
2020	$221.42	35,863	$7,714	2.12%	9.99%
2019	$201.31	33,726	$6,775	1.59%	13.48%
2018	$177.40	34,068	$6,044	1.52%	(3.64)%

EQ/Core Bond Index, Class IA
2022	$ 16.10	231,427	$3,727	1.74%	(8.78)%
2021	$ 17.65	309,632	$5,464	1.62%	(2.05)%
2020	$ 18.02	240,968	$4,343	1.53%	6.06%
2019	$ 16.99	252,650	$4,294	2.02%	6.25%
2018	$ 15.99	455,607	$7,286	1.91%	0.25%

EQ/Core Bond Index, Class IB
2022	$144.04	115,700	$14,113	1.74%	(8.74)%
2021	$157.84	93,795	$13,106	1.62%	(2.10)%
2020	$161.22	63,680	$9,796	1.53%	6.07%
2019	$152.00	51,562	$7,783	2.02%	6.26%
2018	$143.04	43,669	$6,246	1.91%	0.25%

EQ/Core Plus Bond, Class B
2022(p)	$151.71	121,339	$17,692	5.23%	(12.94)%
2021(l)	$174.25	45,483	$7,925	1.77%	(1.68)%
2020	$177.22	20,442	$3,623	2.26%	14.86%
2019	$154.29	18,875	$2,912	2.16%	6.91%
2018	$144.32	18,191	$2,626	2.44%	(0.50)%

EQ/Emerging Markets Equity Plus, Class IB
2022	$105.17	9,519	$1,001	2.55%	(17.46)%
2021	$127.41	4,995	$636	1.79%	(0.43)%
2020	$127.96	1,255	$161	2.01%	14.25%
2019(b)	$112.00	121	$14	11.20%	6.28%
2018	$—	—	$—	0.00%	—%

FSA-119

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

EQ/Equity 500 Index, Class IB
2022	$377.74	657,674	$162,555	1.16%	(18.54)%
2021	$463.70	485,156	$165,008	0.94%	27.97%
2020	$362.34	342,641	$108,353	1.40%	17.77%
2019	$307.67	254,951	$77,757	1.77%	30.68%
2018	$235.43	206,242	$48,556	1.60%	(4.94)%

EQ/Fidelity Institutional AM® Large Cap, Class IB
2022	$346.81	36,795	$12,761	0.53%	(21.06)%
2021	$439.35	36,332	$15,962	0.43%	25.22%
2020	$350.87	36,629	$12,852	0.76%	26.33%
2019	$277.75	35,911	$9,974	1.02%	31.07%
2018(a)	$211.91	33,678	$7,137	0.26%	(11.07)%

EQ/Fidelity Institutional AM® Large Cap, Class K
2022	$ 54.98	27,768	$1,527	0.53%	(20.87)%
2021	$ 69.48	40,328	$2,802	0.43%	25.53%
2020	$ 55.35	41,255	$2,283	0.76%	26.66%
2019	$ 43.70	44,796	$1,958	1.02%	31.39%
2018(a)	$ 33.26	131,493	$4,373	0.26%	(11.02)%

EQ/Franklin Rising Dividends, Class IB
2022	$397.15	67,849	$19,459	0.80%	(10.61)%
2021	$444.30	56,509	$19,704	0.72%	26.78%
2020	$350.45	43,862	$13,729	1.00%	16.18%
2019	$301.65	35,334	$10,642	1.16%	29.76%
2018(a)	$232.46	32,044	$7,449	0.29%	(7.28)%

EQ/Global Equity Managed Volatility, Class IB
2022	$406.07	23,249	$9,441	0.35%	(20.94)%
2021	$513.65	23,081	$11,855	0.91%	15.89%
2020	$443.21	23,290	$10,322	0.66%	14.28%
2019	$387.83	24,677	$9,571	1.35%	25.27%
2018	$309.60	25,659	$7,944	1.07%	(12.16)%

EQ/Goldman Sachs Mid Cap Value, Class IB
2022	$302.00	28,887	$5,945	0.70%	(10.61)%
2021	$337.85	19,587	$5,176	0.29%	30.50%
2020	$258.88	14,226	$3,184	0.68%	8.48%
2019	$238.65	9,672	$2,300	0.95%	30.79%
2018(a)	$182.47	8,222	$1,500	0.22%	(8.70)%

EQ/Growth Strategy, Class IB
2022	$227.56	294,518	$67,021	0.88%	(17.44)%
2021	$275.62	287,948	$79,363	2.33%	14.33%
2020	$241.08	278,619	$67,169	2.15%	13.62%
2019	$212.19	262,854	$55,776	1.63%	20.26%
2018	$176.45	240,079	$42,362	1.28%	(6.08)%

EQ/Intermediate Government Bond, Class IA
2022	$ 18.08	190,725	$3,448	0.96%	(7.61)%
2021	$ 19.57	207,941	$4,070	0.72%	(2.15)%
2020	$ 20.00	227,564	$4,551	0.93%	4.33%
2019	$ 19.17	246,567	$4,728	1.50%	4.13%
2018	$ 18.41	276,981	$5,097	1.26%	0.88%

EQ/Intermediate Government Bond, Class IB
2022	$123.03	14,246	$1,736	0.96%	(7.64)%
2021	$133.21	11,200	$1,593	0.72%	(2.13)%
2020	$136.11	10,252	$1,474	0.93%	4.30%
2019	$130.50	9,336	$1,292	1.50%	4.17%
2018	$125.27	8,740	$1,153	1.26%	0.83%

FSA-120

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

EQ/International Core Managed Volatility, Class IB
2022	$192.66	30,916	$5,630	1.31%	(14.12)%
2021	$224.33	28,505	$6,206	2.43%	10.03%
2020	$203.88	25,972	$5,262	1.48%	8.47%
2019	$187.96	25,600	$4,808	2.09%	22.44%
2018	$153.51	25,241	$3,875	1.77%	(14.89)%

EQ/International Equity Index, Class IA
2022	$ 16.68	332,370	$5,545	2.71%	(11.93)%
2021	$ 18.94	331,546	$6,279	3.48%	10.95%
2020	$ 17.07	347,412	$5,930	2.08%	3.83%
2019	$ 16.44	338,179	$5,559	3.04%	22.14%
2018	$ 13.46	217,934	$2,933	2.58%	(15.19)%

EQ/International Equity Index, Class IB
2022	$168.79	134,625	$19,486	2.71%	(11.91)%
2021	$191.60	106,237	$18,215	3.48%	10.95%
2020	$172.69	77,354	$12,952	2.08%	3.83%
2019	$166.32	66,097	$10,984	3.04%	22.14%
2018	$136.17	58,224	$7,928	2.58%	(15.17)%

EQ/International Managed Volatility, Class IB
2022	$147.02	11,629	$1,710	1.15%	(14.99)%
2021	$172.95	11,146	$1,928	3.24%	10.65%
2020	$156.30	10,836	$1,694	1.74%	6.63%
2019	$146.58	9,990	$1,464	2.60%	21.44%
2018	$120.70	8,437	$1,018	2.09%	(14.45)%

EQ/International Value Managed Volatility, Class IA
2022	$ 20.99	2,676	$56	1.59%	(13.66)%
2021	$ 24.31	24,481	$595	2.28%	10.35%
2020	$ 22.03	24,694	$544	1.45%	4.16%
2019	$ 21.15	25,007	$529	2.30%	22.68%
2018	$ 17.24	25,451	$439	1.69%	(16.51)%

EQ/International Value Managed Volatility, Class IB
2022	$198.59	29,037	$5,232	1.59%	(13.66)%
2021	$230.00	26,871	$5,746	2.28%	10.32%
2020	$208.49	23,529	$4,812	1.45%	4.19%
2019	$200.10	21,701	$4,342	2.30%	22.66%
2018	$163.14	22,180	$3,619	1.69%	(16.49)%

EQ/Invesco Comstock, Class IB
2022	$357.27	22,035	$6,754	1.64%	0.50%
2021	$355.48	19,074	$6,390	1.17%	33.00%
2020	$267.27	18,173	$4,829	2.16%	(0.76)%
2019	$269.33	16,648	$4,482	2.01%	24.98%
2018	$215.50	17,984	$3,876	1.61%	(12.39)%

EQ/Invesco Global, Class IB
2022	$113.54	11,236	$1,276	0.00%	(31.79)%
2021	$166.45	5,077	$845	0.00%	15.48%
2020	$144.14	1,663	$240	0.00%	27.49%
2019(b)	$113.06	39	$4	0.92%	6.41%
2018	$—	—	$—	0.00%	—%

EQ/Invesco Global Real Assets, Class IB
2022	$195.03	53,420	$9,455	1.68%	(9.00)%
2021	$214.31	48,817	$9,888	3.21%	21.00%
2020	$177.12	41,716	$7,215	2.67%	(12.21)%
2019	$201.75	35,931	$7,216	4.90%	22.52%
2018(a)	$164.67	31,827	$5,240	0.56%	(0.75)%

FSA-121

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

EQ/Janus Enterprise, Class IA
2022	$ 55.55	560	$31	0.00%	(16.58)%
2021	$ 66.59	12,204	$813	0.10%	16.85%
2020(d)	$ 56.99	12,346	$704	0.00%	18.80%
2019	$ 47.97	12,549	$602	0.02%	36.47%
2018	$ 35.15	77,013	$2,707	0.00%	(1.79)%

EQ/Janus Enterprise, Class IB
2022	$452.97	44,812	$15,872	0.00%	(16.58)%
2021	$543.01	39,367	$18,213	0.10%	16.84%
2020(d)	$464.75	35,138	$15,031	0.00%	18.82%
2019	$391.15	23,115	$9,027	0.02%	36.46%
2018	$286.64	21,773	$6,241	0.00%	(1.79)%

EQ/JPMorgan Value Opportunities, Class IA
2022	$ 29.13	45	$1	1.24%	0.21%
2021	$ 29.07	46	$1	0.77%	23.23%
2020	$ 23.59	47	$1	1.24%	11.06%
2019	$ 21.24	48	$1	1.36%	27.49%
2018	$ 16.66	49	$1	1.16%	(15.39)%

EQ/JPMorgan Value Opportunities, Class IB
2022	$572.46	73,627	$25,697	1.24%	0.23%
2021	$571.15	47,947	$19,172	0.77%	23.20%
2020	$463.61	30,884	$12,613	1.24%	11.07%
2019	$417.39	22,681	$9,344	1.36%	27.53%
2018	$327.29	18,171	$5,947	1.16%	(15.40)%

EQ/Large Cap Core Managed Volatility, Class IB
2022	$336.84	18,574	$4,738	0.01%	(18.40)%
2021	$412.78	14,516	$5,188	0.41%	27.32%
2020	$324.20	13,581	$4,013	0.73%	16.28%
2019	$278.82	11,613	$3,236	1.18%	29.96%
2018	$214.54	13,395	$2,874	1.05%	(6.42)%

EQ/Large Cap Growth Index, Class IB
2022	$364.94	92,669	$21,567	0.26%	(29.55)%
2021	$518.00	64,795	$26,122	0.05%	26.73%
2020	$408.75	48,411	$17,504	0.34%	37.31%
2019	$297.69	37,825	$11,230	0.68%	35.34%
2018	$219.96	33,467	$7,362	0.70%	(2.26)%

EQ/Large Cap Growth Managed Volatility, Class IA
2022	$ 41.64	1,197	$50	0.07%	(30.58)%
2021	$ 59.98	9,547	$573	0.00%	24.36%
2020	$ 48.23	9,739	$470	0.08%	32.03%
2019	$ 36.53	10,069	$368	0.45%	33.71%
2018	$ 27.32	10,520	$287	0.50%	(2.98)%

EQ/Large Cap Growth Managed Volatility, Class IB
2022	$655.55	25,883	$12,552	0.07%	(30.59)%
2021	$944.45	22,335	$17,887	0.00%	24.38%
2020	$759.35	20,318	$14,329	0.08%	32.01%
2019	$575.22	19,206	$10,962	0.45%	33.72%
2018	$430.17	18,545	$7,978	0.50%	(2.98)%

EQ/Large Cap Value Index, Class IB
2022	$183.36	89,942	$14,476	1.64%	(8.23)%
2021	$199.80	67,241	$12,566	1.37%	24.28%
2020	$160.77	56,186	$8,867	2.07%	2.21%
2019	$157.29	47,200	$7,419	2.43%	25.63%
2018	$125.20	41,362	$5,179	2.28%	(8.89)%

FSA-122

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

EQ/Large Cap Value Managed Volatility, Class IA
2022	$ 38.81	1,444	$56	1.29%	(11.59)%
2021	$ 43.90	2,196	$96	0.97%	24.82%
2020	$ 35.17	2,176	$77	1.62%	5.68%
2019	$ 33.28	2,136	$71	2.02%	25.44%
2018	$ 26.53	2,103	$55	2.59%	(9.92)%

EQ/Large Cap Value Managed Volatility, Class IB
2022	$313.57	29,802	$9,345	1.29%	(11.60)%
2021	$354.70	30,798	$10,925	0.97%	24.82%
2020	$284.16	31,277	$8,887	1.62%	5.68%
2019	$268.88	31,069	$8,354	2.02%	25.44%
2018	$214.35	31,281	$6,705	2.59%	(9.93)%

EQ/Lazard Emerging Markets Equity, Class IB
2022	$114.16	112,389	$12,831	4.24%	(14.89)%
2021	$134.14	109,238	$14,653	2.79%	5.86%
2020	$126.71	104,211	$13,204	1.93%	(1.50)%
2019	$128.64	92,937	$11,955	2.91%	18.77%
2018(a)	$108.31	80,013	$8,665	0.18%	(1.37)%

EQ/Loomis Sayles Growth, Class IB
2022	$ 35.76	45,763	$14,640	0.00%	(27.99)%
2021	$ 49.66	38,941	$18,531	0.00%	16.19%
2020	$ 42.74	39,477	$15,156	0.00%	30.90%
2019	$ 32.65	33,519	$10,948	0.03%	31.34%
2018	$ 24.86	28,610	$7,360	0.10%	(2.97)%

EQ/MFS International Growth, Class IB
2022(q)	$ 29.39	274,805	$29,744	1.10%	(15.18)%
2021	$ 34.65	223,359	$23,472	0.25%	9.41%
2020	$ 31.67	209,360	$18,440	0.48%	15.33%
2019	$ 27.46	215,468	$14,980	1.34%	27.25%
2018	$ 21.58	151,033	$9,403	0.96%	(9.37)%

EQ/MFS International Intrinsic Value, Class IB
2022	$251.75	156,001	$32,360	0.45%	(23.80)%
2021	$330.40	126,197	$36,789	0.39%	10.24%
2020	$299.71	102,161	$28,712	0.27%	20.03%
2019	$249.69	85,523	$21,281	0.75%	25.88%
2018(a)	$198.35	73,080	$14,495	0.00%	(4.37)%

EQ/MFS Mid Cap Focused Growth, Class IB
2022	$356.03	67,008	$17,114	0.00%	(27.06)%
2021	$488.09	53,776	$20,594	0.00%	18.87%
2020	$410.60	40,031	$14,762	0.00%	29.70%
2019	$316.58	30,923	$9,705	0.02%	36.33%
2018(a)	$232.22	24,192	$5,618	0.01%	(9.35)%

EQ/MFS Technology, Class IB
2022	$ 96.83	140,631	$13,163	0.00%	(36.29)%
2021	$151.99	125,016	$18,808	0.00%	13.78%
2020(e)(f)	$133.58	116,245	$15,528	0.06%	29.19%
2019	$—	—	$—	0.00%	—%
2018	$—	—	$—	0.00%	—%

EQ/MFS Utilities Series, Class IB
2022	$110.30	3,045	$336	7.39%	0.69%
2021	$109.54	681	$74	1.95%	9.35%
2020	$—	—	$—	0.00%	—%
2019	$—	—	$—	0.00%	—%
2018(a)	$—	—	$—	0.00%	—%

FSA-123

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

EQ/MFS Utilities Series, Class K
2022	$ 82.82	771	$64	7.39%	0.69%
2021	$ 82.25	777	$64	1.95%	14.19%
2020	$ 72.03	780	$56	2.68%	5.82%
2019	$ 68.07	786	$53	3.08%	25.01%
2018(a)	$ 54.45	791	$43	0.42%	(2.61)%

EQ/Mid Cap Index, Class IB
2022	$390.76	90,912	$23,167	1.06%	(13.61)%
2021	$452.31	66,602	$22,831	0.69%	23.88%
2020	$365.11	49,613	$16,198	1.09%	12.85%
2019	$323.53	40,227	$12,893	1.24%	25.38%
2018	$258.04	33,904	$8,749	1.15%	(11.69)%

EQ/Mid Cap Value Managed Volatility, Class IA
2022	$ 35.17	10,783	$379	0.96%	(14.57)%
2021	$ 41.17	12,396	$510	0.59%	27.42%
2020	$ 32.31	12,657	$409	1.23%	4.94%
2019	$ 30.79	12,939	$398	1.44%	26.60%
2018	$ 24.32	13,234	$322	1.26%	(13.30)%

EQ/Mid Cap Value Managed Volatility, Class IB
2022	$501.87	19,188	$6,953	0.96%	(14.57)%
2021	$587.46	16,032	$7,771	0.59%	27.40%
2020	$461.11	14,246	$6,030	1.23%	4.97%
2019	$439.29	12,378	$5,434	1.44%	26.59%
2018	$347.03	12,097	$4,197	1.26%	(13.29)%

EQ/Moderate Allocation, Class A
2022	$ 16.27	466	$8	1.35%	(15.44)%
2021	$ 19.24	505	$10	2.77%	8.39%
2020	$ 17.75	504	$9	2.29%	11.29%
2019	$ 15.95	504	$8	1.65%	15.50%
2018	$ 13.81	452	$6	1.51%	(4.76)%

EQ/Moderate Allocation, Class B
2022	$228.29	282,603	$52,245	1.35%	(15.47)%
2021	$270.06	234,897	$55,983	2.77%	8.42%
2020	$249.09	198,938	$47,556	2.29%	11.26%
2019	$223.88	188,150	$41,965	1.65%	15.53%
2018	$193.78	190,046	$36,827	1.51%	(4.77)%

EQ/Moderate Growth Strategy, Class IB
2022	$205.74	583,938	$120,129	0.92%	(16.48)%
2021	$246.34	579,930	$142,848	2.06%	11.88%
2020	$220.18	573,787	$126,327	1.97%	12.38%
2019	$195.92	570,179	$111,697	1.59%	17.98%
2018	$166.06	541,127	$89,849	1.27%	(5.13)%

EQ/Moderate-Plus Allocation, Class A
2022	$ 18.31	1,753	$32	1.13%	(17.07)%
2021	$ 22.08	9,372	$207	3.63%	12.71%
2020	$ 19.59	2,093	$41	2.63%	14.09%
2019	$ 17.17	2,204	$38	1.60%	19.99%
2018	$ 14.31	2,299	$33	1.59%	(6.84)%

EQ/Moderate-Plus Allocation, Class B
2022	$278.81	531,741	$118,496	1.13%	(17.06)%
2021	$336.15	450,445	$132,628	3.63%	12.68%
2020	$298.33	398,213	$112,967	2.63%	14.10%
2019	$261.46	372,623	$97,224	1.60%	19.99%
2018	$217.90	382,902	$83,434	1.59%	(6.84)%

FSA-124

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

EQ/Money Market, Class IA
2022	$ 11.97	155,405	$1,860	1.12%	1.10%
2021	$ 11.84	88,017	$1,042	0.00%	0.17%
2020	$ 11.82	79,403	$939	0.30%	0.17%
2019	$ 11.80	88,323	$1,042	1.44%	1.55%
2018	$ 11.62	53,119	$617	1.25%	1.31%

EQ/Money Market, Class IB
2022	$137.75	164,771	$19,457	1.12%	1.09%
2021	$136.26	163,483	$19,403	0.00%	0.18%
2020	$136.01	87,974	$11,135	0.30%	0.21%
2019	$135.73	165,377	$22,059	1.44%	1.52%
2018	$133.70	67,782	$9,063	1.25%	1.27%

EQ/Morgan Stanley Small Cap Growth, Class IB
2022	$119.37	74,491	$7,233	0.01%	(44.04)%
2021	$213.33	52,870	$9,034	0.00%	3.12%
2020(i)	$206.88	37,551	$6,263	0.00%	96.34%
2019(b)	$105.37	27	$3	0.00%	(0.07)%
2018	$—	—	$—	0.00%	—%

EQ/PIMCO Global Real Return, Class IB
2022	$ 97.67	6,968	$681	12.24%	(16.03)%
2021	$116.31	4,044	$470	19.90%	4.19%
2020	$111.63	784	$88	0.00%	10.52%
2019(b)	$101.00	82	$8	0.00%	0.52%
2018	$—	—	$—	0.00%	—%

EQ/PIMCO Real Return, Class IB
2022	$138.75	72,995	$9,549	6.37%	(11.40)%
2021	$156.60	62,993	$9,536	4.13%	5.32%
2020	$148.69	48,694	$7,204	1.43%	11.34%
2019	$133.54	45,804	$6,113	2.07%	8.39%
2018(a)	$123.20	43,112	$5,311	0.46%	0.40%

EQ/PIMCO Total Return ESG, Class IB
2022	$129.96	167,067	$20,278	3.31%	(14.00)%
2021	$151.12	149,119	$21,433	1.85%	(1.42)%
2020	$153.30	123,183	$18,459	2.00%	8.63%
2019	$141.12	100,218	$14,133	2.19%	8.61%
2018(a)	$129.93	89,098	$11,575	0.69%	1.75%

EQ/PIMCO Ultra Short Bond, Class IA
2022	$ 15.00	326,513	$4,898	1.26%	(0.60)%
2021	$ 15.09	507,309	$7,656	0.42%	(0.46)%
2020	$ 15.16	452,761	$6,864	0.67%	1.13%
2019	$ 14.99	736,437	$11,042	2.35%	2.53%
2018	$ 14.62	74,532	$1,090	2.01%	0.97%

EQ/PIMCO Ultra Short Bond, Class IB
2022	$127.47	51,019	$6,278	1.26%	(0.61)%
2021	$128.25	47,439	$5,962	0.42%	(0.45)%
2020	$128.83	38,211	$4,883	0.67%	1.11%
2019	$127.42	33,940	$4,324	2.35%	2.56%
2018	$124.24	32,173	$3,997	2.01%	0.95%

EQ/Quality Bond Plus, Class IA
2022	$ 11.43	1,007	$12	0.69%	(10.21)%
2021	$ 12.73	1,241	$16	0.82%	(2.15)%
2020	$ 13.01	1,288	$17	1.34%	6.03%
2019	$ 12.27	1,363	$17	1.62%	5.59%
2018	$ 11.62	1,418	$16	1.81%	0.17%

FSA-125

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

EQ/Quality Bond Plus, Class IB
2022	$170.82	19,170	$3,274	0.69%	(10.21)%
2021	$190.25	18,832	$3,583	0.82%	(2.11)%
2020	$194.36	16,380	$3,183	1.34%	5.98%
2019	$183.40	15,029	$2,756	1.62%	5.63%
2018	$173.62	14,857	$2,581	1.81%	0.12%

EQ/Small Company Index, Class IA
2022	$ 25.47	58,861	$1,499	0.98%	(19.80)%
2021	$ 31.76	67,105	$2,132	0.71%	15.03%
2020	$ 27.61	48,998	$1,353	1.11%	19.73%
2019	$ 23.06	49,674	$1,145	1.05%	25.26%
2018	$ 18.41	88,436	$1,628	0.99%	(11.32)%

EQ/Small Company Index, Class IB
2022	$459.83	68,192	$18,389	0.98%	(19.81)%
2021	$573.46	48,213	$19,277	0.71%	15.06%
2020	$498.40	32,433	$14,510	1.11%	19.73%
2019	$416.26	26,366	$10,847	1.05%	25.21%
2018	$332.45	22,953	$7,631	0.99%	(11.31)%

EQ/T. Rowe Price Growth Stock, Class IB
2022	$ 42.69	153,188	$33,946	0.00%	(38.65)%
2021	$ 69.58	106,965	$44,306	0.00%	13.84%
2020	$ 61.12	75,215	$32,885	0.00%	36.55%
2019	$ 44.76	54,354	$20,333	0.00%	31.11%
2018	$ 34.14	123,104	$15,762	0.00%	(1.61)%

EQ/T. Rowe Price Health Sciences, Class IB
2022	$139.34	26,470	$3,688	0.00%	(13.25)%
2021	$160.63	15,825	$2,542	0.00%	9.67%
2020	$146.47	6,000	$879	0.00%	27.11%
2019(b)	$115.23	181	$21	0.00%	9.76%
2018	$—	—	$—	0.00%	—%

EQ/Value Equity, Class IB
2022	$640.62	47,376	$21,264	1.09%	(15.11)%
2021	$754.65	40,790	$24,192	0.71%	25.37%
2020	$601.93	34,421	$18,442	2.03%	2.82%
2019	$585.44	28,630	$16,690	1.99%	23.44%
2018	$474.29	27,217	$12,909	1.67%	(8.01)%

EQ/Wellington Energy, Class IB
2022	$ 82.54	59,579	$4,918	4.23%	32.40%
2021	$ 62.34	56,274	$3,508	3.44%	35.58%
2020	$ 45.98	53,344	$2,453	3.83%	(37.31)%
2019	$ 73.35	37,236	$2,731	1.05%	1.01%
2018(a)	$ 72.62	30,015	$2,180	0.11%	(31.47)%

Equitable Conservative Growth MF/ETF, Class IB
2022(m)	$152.12	61,799	$9,245	1.78%	(12.45)%

Fidelity® VIP Asset Manager Portfolio, Initial Class
2022	$ 27.45	131	$4	1.18%	(14.94)%
2021	$ 32.27	423	$14	1.48%	9.91%
2020	$ 29.36	520	$15	1.44%	14.87%
2019	$ 25.56	608	$16	1.96%	18.22%
2018	$ 21.62	305	$7	1.41%	(5.34)%

Fidelity® VIP Asset Manager: Growth Portfolio, Service Class 2
2022	$ 87.77	4,460	$391	2.37%	(16.92)%
2021(j)	$105.65	2,308	$244	4.72%	4.83%
2020	$—	—	$—	0.00%	—%
2019	$—	—	$—	0.00%	—%
2018	$—	—	$—	0.00%	—%

FSA-126

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

Fidelity® VIP Growth & Income Portfolio, Initial Class
2022	$ 40.35	7,372	$297	1.55%	(4.95)%
2021	$ 42.45	16,224	$689	2.44%	25.93%
2020	$ 33.71	14,117	$476	2.03%	7.87%
2019	$ 31.25	15,869	$496	3.59%	30.05%
2018	$ 24.03	26,963	$648	0.23%	(8.98)%

Fidelity® VIP Growth & Income Portfolio, Service Class 2
2022	$365.86	23,111	$5,624	1.55%	(5.17)%
2021	$385.82	17,027	$4,959	2.44%	25.64%
2020	$307.09	12,054	$3,125	2.03%	7.60%
2019	$285.41	8,439	$2,393	3.59%	29.68%
2018	$220.09	7,087	$1,560	0.23%	(9.19)%

Fidelity® VIP Mid Cap Portfolio, Service Class 2
2022	$291.77	45,825	$10,896	0.29%	(14.97)%
2021	$343.13	38,257	$11,492	0.39%	25.31%
2020	$273.83	31,185	$8,092	0.41%	17.87%
2019	$232.32	25,889	$5,969	0.72%	23.17%
2018	$188.62	21,352	$4,027	0.42%	(14.77)%

Fidelity® VIP Value Portfolio, Service Class 2
2022	$ 99.32	4,143	$412	2.20%	(4.15)%
2021(j)	$103.62	661	$68	4.04%	3.35%
2020	$—	—	$—	0.00%	—%
2019	$—	—	$—	0.00%	—%
2018	$—	—	$—	0.00%	—%

Franklin Income VIP Fund, Class 2
2022	$ 21.18	15,008	$318	4.66%	(5.49)%
2021	$ 22.41	17,260	$387	4.65%	16.78%
2020	$ 19.19	17,297	$332	5.86%	0.68%
2019	$ 19.06	17,327	$330	5.35%	16.08%
2018	$ 16.42	17,391	$286	4.75%	(4.31)%

Franklin Small Cap Value VIP Fund, Class 2
2022	$290.42	22,360	$4,786	0.93%	(10.06)%
2021	$322.92	13,942	$3,683	1.02%	25.37%
2020	$257.58	10,418	$2,436	1.48%	5.19%
2019	$244.88	7,658	$1,865	1.04%	26.35%
2018	$193.81	6,159	$1,194	0.88%	(12.87)%

Invesco V.I. Diversified Dividend Fund, Series I
2022	$ 19.67	825	$16	2.94%	(1.65)%
2021	$ 20.00	837	$17	2.32%	18.91%
2020	$ 16.82	849	$14	3.16%	0.12%
2019	$ 16.80	863	$14	0.60%	25.09%
2018	$ 13.43	176,817	$2,375	2.40%	(7.57)%

Invesco V.I. Diversified Dividend Fund, Series II
2022	$100.80	2,852	$288	2.94%	(1.77)%
2021	$102.62	272	$28	2.32%	2.30%
2020	$—	—	$—	0.00%	—%
2019	$—	—	$—	0.00%	—%
2018	$—	—	$—	0.00%	—%

Invesco V.I. Global Core Equity Fund, Series I
2022	$ 21.48	39	$1	0.28%	(21.86)%
2021	$ 27.49	50	$1	0.93%	15.99%
2020	$ 23.70	62	$1	1.28%	13.23%
2019	$ 20.93	76	$2	1.42%	25.18%
2018	$ 16.72	91	$2	1.06%	(15.30)%

FSA-127

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

Invesco V.I. Health Care Fund, Series I
2022	$ 47.62	1,307	$62	0.00%	(13.32)%
2021	$ 54.94	1,319	$72	0.21%	12.31%
2020	$ 48.92	1,334	$65	0.32%	14.46%
2019	$ 42.74	1,354	$58	0.04%	32.49%
2018	$ 32.26	1,371	$44	0.00%	0.91%

Invesco V.I. Main Street Mid Cap Fund, Series II
2022	$228.72	5,640	$1,290	0.07%	(14.46)%
2021	$267.37	5,608	$1,499	0.24%	22.87%
2020	$217.61	6,335	$1,379	0.51%	8.94%
2019	$199.75	6,058	$1,210	0.22%	25.04%
2018	$159.75	5,719	$914	0.11%	(11.60)%

Invesco V.I. Small Cap Equity Fund, Series II
2022	$267.22	6,151	$1,644	0.00%	(20.73)%
2021	$337.11	6,418	$2,164	0.00%	20.10%
2020	$280.70	6,163	$1,730	0.03%	26.86%
2019	$221.26	5,720	$1,266	0.00%	26.33%
2018	$175.15	4,753	$833	0.00%	(15.27)%

Invesco V.I. Technology Fund, Series I
2022	$ 42.14	1,022	$43	0.00%	(39.95)%
2021	$ 70.17	1,025	$72	0.00%	14.41%
2020	$ 61.33	1,036	$64	0.00%	46.13%
2019	$ 41.97	1,050	$44	0.00%	35.87%
2018	$ 30.89	1,053	$33	0.00%	(0.45)%

Janus Henderson Balanced Portfolio, Service Shares
2022	$ 92.63	13,101	$1,214	1.35%	(16.49)%
2021(j)	$110.92	2,915	$323	0.54%	10.11%
2020	$—	—	$—	0.00%	—%
2019	$—	—	$—	0.00%	—%
2018	$—	—	$—	0.00%	—%

Janus Henderson Enterprise Portfolio, Institutional Shares
2022	$ 35.49	95,365	$3,385	0.20%	(15.94)%
2021	$ 42.22	91,221	$3,852	0.36%	16.82%
2020	$ 36.14	169,162	$6,113	0.07%	19.47%
2019	$ 30.25	139,352	$4,215	0.20%	35.47%
2018	$ 22.33	22,727	$508	0.24%	(0.40)%

Janus Henderson Global Research Portfolio, Institutional Shares
2022	$ 21.96	420	$9	0.99%	(19.41)%
2021	$ 27.25	641	$17	0.52%	18.07%
2020	$ 23.08	651	$15	0.74%	20.08%
2019	$ 19.22	664	$13	1.01%	29.08%
2018	$ 14.89	677	$10	1.14%	(6.88)%

Janus Henderson Mid Cap Value Portfolio, Service Shares
2022	$ 42.02	70,978	$2,983	1.13%	(5.78)%
2021	$ 44.60	78,664	$3,508	0.43%	19.44%
2020	$ 37.34	53,570	$2,000	1.08%	(1.22)%
2019	$ 37.80	51,980	$1,965	1.30%	30.03%
2018	$ 29.07	67,242	$1,955	0.90%	(13.82)%

Janus Henderson Overseas Portfolio, Institutional Shares
2022	$ 28.64	9,713	$278	1.83%	(8.59)%
2021	$ 31.33	8,841	$277	1.18%	13.56%
2020	$ 27.59	8,153	$225	1.34%	16.32%
2019	$ 23.72	8,752	$208	1.91%	27.05%
2018	$ 18.67	7,942	$148	1.76%	(14.94)%

FSA-128

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

Lord Abbett Series Fund — Bond Debenture Portfolio, VC Shares
2022	$ 101.09	16,263	$1,644	5.75%	(12.67)%
2021	$ 115.76	8,608	$996	5.03%	3.43%
2020	$ 111.92	2,633	$295	9.54%	7.46%
2019(b)	$ 104.15	7	$1	6.61%	2.11%
2018	$—	—	$—	0.00%	—%

MFS® Investors Trust Series, Service Class
2022	$ 342.89	2,495	$856	0.39%	(16.69)%
2021	$ 411.57	2,669	$1,098	0.42%	26.51%
2020	$ 325.33	2,513	$818	0.43%	13.60%
2019	$ 286.39	2,469	$707	0.49%	31.25%
2018	$ 218.20	2,271	$495	0.46%	(5.71)%

MFS® Massachusetts Investors Growth Stock Portfolio, Service Class
2022	$ 419.90	7,103	$2,983	0.00%	(19.45)%
2021	$ 521.27	8,078	$4,211	0.03%	25.66%
2020	$ 414.83	7,302	$3,029	0.24%	22.20%
2019	$ 339.48	5,850	$1,986	0.35%	39.59%
2018	$ 243.20	3,603	$876	0.39%	0.57%

Morgan Stanley Variable Insurance Fund Inc. Emerging Markets Debt Portfolio, Class I
2022	$ 29.72	2,523	$75	6.93%	(18.75)%
2021	$ 36.58	3,219	$118	5.13%	(2.01)%
2020	$ 37.33	3,194	$119	4.53%	5.54%
2019	$ 35.37	3,163	$112	5.34%	14.24%
2018	$ 30.96	3,136	$97	5.54%	(6.94)%

Multimanager Aggressive Equity, Class IB
2022	$ 300.56	37,514	$9,079	0.00%	(32.17)%
2021	$ 443.08	30,856	$11,809	0.00%	20.50%
2020	$ 367.70	27,208	$9,395	0.00%	38.82%
2019	$ 264.88	22,808	$6,036	0.85%	33.35%
2018	$ 198.63	20,289	$4,030	0.14%	(0.21)%

Multimanager Core Bond, Class IA
2022	$ 14.28	529,534	$7,562	2.33%	(12.71)%
2021	$ 16.36	571,020	$9,344	1.45%	(1.45)%
2020	$ 16.60	578,112	$9,598	1.91%	6.27%
2019	$ 15.62	532,561	$8,320	2.11%	7.35%
2018	$ 14.55	644,567	$9,378	2.71%	(0.41)%

Multimanager Core Bond, Class IB
2022	$ 180.39	28,616	$5,162	2.33%	(12.73)%
2021	$ 206.71	28,590	$5,910	1.45%	(1.43)%
2020	$ 209.71	25,356	$5,317	1.91%	6.26%
2019	$ 197.36	24,244	$4,785	2.11%	7.38%
2018	$ 183.79	23,869	$4,387	2.71%	(0.40)%

Multimanager Technology, Class IB
2022	$ 941.54	75,589	$26,961	0.00%	(37.30)%
2021	$1,501.58	48,211	$35,076	0.00%	20.82%
2020	$1,242.78	30,036	$25,712	0.13%	53.27%
2019	$ 810.86	18,210	$14,558	0.16%	37.87%
2018	$ 588.13	16,155	$9,501	0.17%	2.29%

PIMCO Commodityrealreturn® Strategy Portfolio, Advisor Class
2022	$ 101.98	49,907	$5,547	20.09%	8.66%
2021	$ 93.85	40,290	$3,888	4.20%	33.10%
2020	$ 70.51	38,679	$2,748	6.12%	1.23%
2019	$ 69.65	34,923	$2,433	4.34%	11.35%
2018	$ 62.55	31,388	$1,964	1.96%	(14.21)%

T. Rowe Price Blue Chip Growth Portfolio, Class II
2022(m)	$ 103.02	124	$13	0.00%	(4.60)%

FSA-129

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

T. Rowe Price Equity Income Portfolio, Class II
2022	$291.74	22,946	$5,155	1.65%	(3.59)%
2021	$302.59	21,817	$5,608	1.41%	25.21%
2020	$241.66	17,887	$3,936	2.17%	0.96%
2019	$239.36	13,320	$3,188	2.14%	26.04%
2018	$189.91	10,296	$1,955	1.93%	(9.69)%

Target 2025 Allocation, Class B
2022	$137.85	5,282	$728	1.63%	(15.24)%
2021	$162.64	6,741	$1,096	2.10%	10.74%
2020	$146.87	6,149	$903	1.97%	12.27%
2019	$130.82	6,182	$809	3.35%	19.38%
2018	$109.58	2,016	$221	1.82%	(6.15)%

Target 2035 Allocation, Class B
2022	$147.17	12,779	$1,881	1.35%	(16.29)%
2021	$175.81	13,578	$2,387	1.98%	14.07%
2020	$154.12	12,119	$1,868	1.76%	13.67%
2019	$135.58	10,756	$1,458	2.03%	22.33%
2018	$110.83	4,925	$546	2.34%	(7.17)%

Target 2045 Allocation, Class B
2022	$153.38	14,076	$2,159	1.37%	(16.78)%
2021	$184.30	12,180	$2,245	2.01%	16.31%
2020	$158.45	11,548	$1,830	1.69%	14.09%
2019	$138.88	9,953	$1,382	1.80%	24.34%
2018	$111.69	7,320	$818	1.93%	(7.98)%

Target 2055 Allocation, Class B
2022	$162.08	20,854	$3,380	1.13%	(17.56)%
2021	$196.61	20,071	$3,946	2.11%	18.26%
2020	$166.25	18,532	$3,081	1.68%	14.92%
2019	$144.67	15,070	$2,180	1.76%	26.79%
2018	$114.10	8,767	$1,000	2.31%	(8.79)%

Templeton Developing Markets VIP Fund, Class 2
2022	$119.70	37,017	$4,244	2.59%	(21.98)%
2021	$153.43	29,587	$4,416	0.86%	(5.74)%
2020	$162.77	24,105	$3,887	4.08%	17.19%
2019	$138.90	21,387	$2,968	0.99%	26.70%
2018	$109.63	18,674	$2,047	0.84%	(15.80)%

Templeton Global Bond VIP Fund, Class 2
2022	$110.87	108,344	$11,616	0.00%	(4.95)%
2021	$116.64	100,902	$11,509	0.00%	(4.99)%
2020	$122.77	79,160	$9,647	8.31%	(5.28)%
2019	$129.62	68,853	$8,916	6.95%	2.01%
2018	$127.06	59,387	$7,546	0.00%	1.94%

Vaneck VIP Emerging Markets Bond Fund, Initial Class
2022	$ 23.21	1,733	$40	4.53%	(6.94)%
2021	$ 24.94	1,711	$43	5.14%	(4.04)%
2020	$ 25.99	1,695	$44	7.35%	8.93%
2019	$ 23.86	1,682	$40	0.23%	12.60%
2018	$ 21.19	37,316	$791	7.65%	(6.11)%

Vaneck VIP Emerging Markets Fund, Initial Class
2022	$ 26.33	553	$15	0.28%	(24.38)%
2021	$ 34.82	554	$19	0.92%	(11.87)%
2020	$ 39.51	557	$22	2.07%	17.28%
2019	$ 33.69	561	$19	0.16%	30.58%
2018	$ 25.80	55,675	$1,437	0.29%	(23.49)%

FSA-130

EQUITABLE AMERICA VARIABLE ACCOUNT K

Notes to Financial Statements (Concluded)

December 31, 2022

8.	Financial Highlights (Continued)

	Unit Value	Units Outstanding	Accumulation Unit Values (000’s)+	Investment Income Ratio*	Total Return**

Vaneck VIP Global Resources Fund, Class S
2022	$101.69	40,799	$4,158	1.62%	8.12%
2021	$ 94.05	40,001	$3,763	0.34%	18.68%
2020	$ 79.25	41,231	$3,267	0.79%	18.82%
2019	$ 66.70	38,011	$2,535	0.00%	11.56%
2018	$ 59.79	32,687	$1,955	0.00%	(28.42)%

Vaneck VIP Global Resources Fund, Initial Class
2022	$ 46.94	26,924	$1,264	1.62%	8.38%
2021	$ 43.31	28,064	$1,215	0.34%	18.92%
2020	$ 36.42	26,435	$963	0.79%	19.10%
2019	$ 30.58	24,389	$746	0.00%	11.89%
2018	$ 27.33	15,270	$417	0.00%	(28.29)%

(a)	Units were made available on October 22, 2018.
(b)	Units were made available on July 15, 2019.
(c)	EQ/Capital Group Research replaced EQ/UBS Growth and Income due to a merger on June 5, 2020.
(d)	EQ/Janus Enterprise replaced Multimanager Mid Cap Growth due to a merger on June 5, 2020.
(e)	EQ/MFS Technology replaced EQ/MFS Technology II due to a merger on June 5, 2020.
(f)	Units were made available on June 5, 2020.
(g)	1290 VT Small Cap Value replaced CharterSM Small Cap Value due to a merger on June 12, 2020.
(h)	EQ/American Century Mid Cap Value replaced Multimanager Mid Cap Value due to a merger on June 12, 2020.
(i)	EQ/Morgan Stanley Small Cap Growth replaced CharterSM Small Cap Growth due to a merger on June 12, 2020.
(j)	Units were made available on June 4, 2021.
(k)	1290 VT Natural Resources replaced 1290 VT Energy due to a merger on June 18, 2021.
(l)	EQ/Core Plus Bond replaced EQ/Global Bond Plus due to a merger on June 18, 2021.
(m)	Units were made available on May 23, 2022
(n)	Units were made available on November 11, 2022
(o)	EQ/Common Stock Index replaced 1290 VT Low Volatility Global Equity due to a merger on November 11, 2022
(p)	EQ/Core Plus Bond replaced EQ/Franklin Strategic Income due to a merger on November 11, 2022
(q)	EQ/MFS International Growth replaced EQ/Invesco International Growth due to a merger on November 11, 2022
+	Variable Investment Options where Accumulation Unit Values are less than $500 are denoted by a —.
*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2022 through April 14, 2023, the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

FSA-131